FILE NO. 33-13401
                                                                        811-5126

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

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                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            |X|


                  PRE-EFFECTIVE AMENDMENT NO. __                            |_|


                  POST-EFFECTIVE AMENDMENT NO. 18                           |X|



         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    |X|



                  AMENDMENT NO. 20                                          |X|

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                    SELIGMAN NEW JERSEY MUNICIPAL FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

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                    100 PARK AVENUE, NEW YORK, NEW YORK 10017
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

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                 REGISTRANT'S TELEPHONE NUMBER: 212-850-1864 OR
                             TOLL-FREE 800-221-2450

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                            THOMAS G. ROSE, TREASURER
                                 100 PARK AVENUE
                            NEW YORK, NEW YORK 10017
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

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         IT IS  PROPOSED  THAT THIS  FILING  WILL  BECOME  EFFECTIVE  (CHECK THE
APPROPRIATE BOX).

|_|   IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485


|X|   ON JANUARY 31, 1999 PURSUANT TO PARAGRAPH (b) OF RULE 485


|_|   60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1) OF RULE 485


|_|   ON (DATE) PURSUANT TO PARAGRAPH (a)(1) OF RULE 485


|_|   75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2) OF RULE 485

|_|   ON (DATE) PURSUANT TO PARAGRAPH (a)(2) OF RULE 485.

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

|_| THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

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               SELIGMAN
-----------------------
        MUNICIPAL FUNDS

SELIGMAN MUNICIPAL FUND
           SERIES, INC.

     SELIGMAN MUNICIPAL
           SERIES TRUST                                      [GRAPHIC]

    SELIGMAN NEW JERSEY
   MUNICIPAL FUND, INC.

  SELIGMAN PENNSYLVANIA
  MUNICIPAL FUND SERIES




The Securities and Exchange                                 PROSPECTUS
Commission has neither                                   FEBRUARY 1, 1999
approved nor disapproved these
Funds, and it has not                                        Seeking
determined the prospectus to
be accurate or adequate. Any                                  Income
representation to the contrary
is a criminal offense.                                      Exempt From

                                                             Regular

An investment in these Funds or any                         Income Tax
other fund cannot provide a
complete investment program. The
suitability of an investment in a
Fund should be evaluated based on
the investment objective,
strategies and risks described
herein, considered in light of all
of the other investments in your
portfolio, as well as your risk
tolerance, financial goals, and
time horizons. We recommend that
you consult your financial advisor
to determine if one or more of
these Funds is suitable for you.


                                                               managed by
                                                                 [LOGO]
                                                          J. & W. SELIGMAN & CO.
                                                               INCORPORATED
                                                            ESTABLISHED 1864

MUNI-1 2/99

Table of Contents

The Funds                              Shareholder Information

A discussion of the investment               Deciding Which Class of Shares
strategies, risks, performance and             to Buy    44
expenses of the Funds.
                                             Pricing of Fund Shares    45
      Overview of the Funds    1
                                             Opening Your Account    46
      National Fund    4
                                             How to Buy Additional Shares   46
      California High-Yield Fund    6
                                             How to Exchange Shares Between
      California Quality Fund    8             the Seligman Mutual Funds    47

      Colorado Fund    10                    How to Sell Shares    48

      Florida Fund    12                     Important Policies That May Affect
                                               Your Account    49
      Georgia Fund    14
                                             Dividends and Capital Gain
      Louisiana Fund    16                     Distributions    50

      Maryland Fund    18                    Taxes    50

      Massachusetts Fund    20         Financial Highlights    51

      Michigan Fund    22              How to Contact Us    61

      Minnesota Fund    24             For More Information    back cover

      Missouri Fund    26

      New Jersey Fund    28

      New York Fund    30

      North Carolina Fund    32

      Ohio Fund    34

      Oregon Fund    36

      Pennsylvania Fund    38

      South Carolina Fund    40

      Management of the Funds    42

      Year 2000    43




TIMES CHANGE ... VALUES ENDURE

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The Funds

OVERVIEW OF THE FUNDS

This Prospectus contains information about four separate funds, which together offer 19 investment options: Seligman Municipal Fund Series offers the following 13 series:

National Fund                 Massachusetts Fund            New York Fund
Colorado Fund                 Michigan Fund                 Ohio Fund
Georgia Fund                  Minnesota Fund                Oregon Fund
Louisiana Fund                Missouri Fund                 South Carolina Fund
Maryland Fund

Seligman Municipal Series Trust offers the following four series:

California High-Yield Fund    Florida Fund
California Quality Fund       North Carolina Fund

Seligman New Jersey Municipal Fund, Inc. (New Jersey Fund)
Seligman Pennsylvania Municipal Fund Series (Pennsylvania Fund)

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES


Each Fund has its own objectives, strategies and risks. You should read the discussion of a particular Fund, in addition to the information below, before making an investment decision about that Fund.

The Seligman Municipal Funds seek to provide income exempt from regular federal income taxes and, as applicable, regular state and local personal income taxes.

The Funds are managed for total return, which means, in addition to income considerations, the Funds (except the Pennsylvania Fund) look to enhance portfolio returns by pursuing opportunities for capital appreciation. The Pennsylvania Fund does not pursue capital appreciation as one of its objectives. At all times, safety of principal is a primary concern of all of the Funds. However, there is no assurance that the Funds will meet their objectives. Each Fund normally invests at least 80% of its net assets in municipal securities that pay interest that is exempt from regular federal income taxes and (except the National Fund) regular personal income taxes in its respective state. Income may be subject to the federal alternative minimum tax and, where applicable, state alternative minimum tax.

Municipal securities are issued by state and local governments, their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia. Municipal bonds are issued to obtain funds to finance various public or private projects, to meet general expenses, and to refinance outstanding debt.

The Funds use a top-down method of selecting securities to purchase. This means the investment manager analyzes the current interest rate environment and trends in the municipal market to formulate investment strategy before selecting individual securities for each Fund. The investment manager determines the appropriate cash positions, quality parameters, market sectors, and bond duration and then uses in-depth credit analysis to evaluate individual securities considered for purchase.

Portfolio holdings are continually monitored to identify securities which should be sold as a result of a deterioration in credit quality. A Fund may also sell a security when there is a better investment opportunity available in the market.

The Funds (except the California High-Yield Fund) will purchase only investment grade municipal securities, defined as those issues rated in the four highest rating categories by independent rating agencies at the time of purchase. The Funds may also purchase non-rated securities if, based on credit analysis, the investment manager believes that they are of comparable quality to investment grade securities.


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Alternative Minimum Tax (AMT):

A tax imposed on certain types of income to ensure that all taxpayers pay at least a minimum amount of taxes.
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


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Under normal market conditions, the Funds will invest in longer maturity bonds
(typically, bonds with maturities in excess of ten years). However, a Fund may shorten or lengthen maturities to achieve its objective.

As a defensive measure, a Fund may invest a considerable amount of its portfolio in cash or in securities that are subject to regular federal income tax or, if applicable, the regular income tax of its designated state. A Fund would take such a defensive position only temporarily in seeking to minimize extreme volatility caused by adverse market, economic or other conditions or in anticipating significant withdrawals from the Fund. However, such a position is inconsistent with the Funds' principal strategies and could prevent a Fund from achieving its investment objective.


PRINCIPAL RISKS

The value of your investment in a Fund will fluctuate with fluctuations in the value of the Fund's investment portfolio. The principal factors that may affect the value of a Fund's portfolio are changes in interest rates and the credit worthiness of the Fund's portfolio holdings.


Interest rate risk. Changes in market interest rates will affect the value of a Fund's investment portfolio. In general, the market value of a municipal bond moves in the opposite direction of interest rates: the market value decreases when interest rates rise and increases when interest rates decline. A Fund's net asset value per share moves in the same direction as the market value of the municipal securities held in its portfolio. Therefore, if interest rates rise, you should expect a Fund's net asset value per share to fall, and if interest rates decline, the Fund's net asset value per share should rise.


Additionally, longer maturity bonds (like those held by the Funds) are generally more sensitive to changes in interest rates. Each Fund's strategy of investing in longer maturity bonds could subject its portfolio holdings to a greater degree of market price volatility.

Declining interest rates increase the risk that portfolio holdings which contain call features could be redeemed by the issuer. Proceeds of called bonds may be reinvested at lower yields, which could affect the level of income a Fund generates.

Credit risk. A municipal bond issue could deteriorate in quality to the extent that its rating is downgraded or its market value declines relative to comparable municipal securities. Credit risk also includes the risk that an issuer of a municipal bond would be unable to make interest and principal payments.


The investment manager seeks to minimize the credit risk inherent in municipal securities by performing its own in-depth credit analysis on every municipal security before purchase and by continuing to monitor all securities while they remain in the portfolio. Each Fund may purchase municipal bonds that are insured as to the payment of principal and interest. However, the Funds view insurance as an enhancement of quality, not as a substitute for it. A Fund and will not purchase a bond unless the investment manager approves the underlying credit. The Funds are also subject to the following risks:

Concentration risk. Each Fund (except the National Fund) invests in municipal securities issued by a single state and its municipalities. Specific events or factors affecting a particular state may have an impact on the municipal securities of that state without affecting the municipal market in general. The Funds seek to minimize this risk by diversifying investments within the state. In addition, each Fund is subject to certain investment restrictions limiting the amount of its assets that can be invested in the securities of a single issuer.

Market risk. At times, market conditions could result in a lack of liquidity. The municipal market is an over-the-counter market, which means that the Funds purchase and sell portfolio holdings through municipal bond dealers. A Fund's ability to sell securities held in its portfolio is dependent on the willingness and ability of market participants to provide bids that reflect current market levels. Adverse market conditions could result in a lack of liquidity by reducing the number of ready buyers. Lower-rated securities may be less liquid than higher-rated securities.


An investment in any of the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                       2
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


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PAST PERFORMANCE


Each Fund offers two Classes of shares. The performance information presented for each Fund provides some indication of the risks of investing in the Fund by showing how the performance of Class A shares has varied year to year, as well as how each Class's performance compares to the Lehman Brothers Municipal Bond Index, a widely-used measure of municipal bond performance. Although each Fund's fiscal year ends on September 30, the performance information is provided on a calendar year basis to assist you in comparing the returns of the Funds with the returns of other mutual funds. How a Fund has performed in the past, however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary between each Fund's Class A and Class D shares due to their different fees and expenses.


FEES AND EXPENSES

The fee and expense table provided for each Fund summarizes the fees and expenses that you may pay as a shareholder of a Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing fees. Shareholder fees are charged directly to you. Annual fund operating expenses are deducted from a Fund's assets and are therefore paid indirectly by you and other Fund shareholders.

Accompanying each Fund's fee and expense table is an example intended to help you compare the expenses of investing in that Fund with the expenses of investing in other mutual funds.


                    Discussions of each Fund begin on page 4.




                                       3
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


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National Fund

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES

The National Fund seeks to maximize income exempt from regular federal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

The National Fund uses the following strategies to pursue its objective:

The National Fund invests at least 80% of its net assets in municipal securities of states, territories, and possessions of the United States, and the District of Columbia, and their political subdivisions, agencies, and instrumentalities that are rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The National Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.


o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.



                                       4
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

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National Fund

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.


 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


                          Class A Annual Total Returns
                                 Calendar Years

                            1989                9.82%
                            1990                5.82%
                            1991               11.47%
                            1992                7.88%
                            1993               14.10%
                            1994               -9.95%
                            1995               20.10%
                            1996                3.33%
                            1997               10.38%
                            1998                5.67%


Best calendar quarter return: 8.25% - quarter ended 3/31/95

Worst calendar quarter return: -8.20% - quarter ended 3/31/94



--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98


                                                                     Class D
                                                                      Since
                                   One       Five          Ten      Inception
                                  Year       Years        Years       2/1/94
                                  ----       -----        -----       ------
Class A                           0.61%       4.41%       7.07%         --
Class D                           3.60         n/a         n/a        4.27%
Lehman Brothers
 Municipal Bond Index             6.48        6.23        8.22        6.09(1)



The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1) From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES

Shareholder Fees                                    Class A       Class D
----------------                                    -------       -------
Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) .........     4.75%(1)       none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less) ..........     none(1)           1%

Annual Fund Operating
Expenses for Fiscal 1998
------------------------
(as a percentage of average net assets)

Management Fees ................................      .50%           .50%
Distribution and/or
  Service (12b-1) Fees .........................      .09%          1.00%
Other Expenses .................................      .21%           .21%
                                                      ---            ---
Total Annual Fund Operating Expenses ...........      .80%          1.71%
                                                      ===           ====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.



Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

                    1 Year       3 Years      5 Years      10 Years
                    ------       -------      -------      --------
Class A              $553         $718          $898        $1,418
Class D               274          539           928         2,019

If you did not sell your shares at the end of each period, your expenses would be:

                    1 Year       3 Years      5 Years      10 Years
                    ------       -------      -------      --------
Class A              $553          $718          $898        $1,418
Class D               174           539           928         2,019


                                       5
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

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California High-Yield Fund

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES

The California High-Yield Fund seeks the maximum income exempt from regular federal income taxes and from the personal income taxes of California consistent with preservation of capital and with consideration given to capital gain.

The California High-Yield Fund uses the following strategies to pursue its objective:

The California High-Yield Fund invests at least 80% of its net assets in California municipal securities that are within any rating category, including securities rated below investment grade or securities that are not rated.

In selecting securities to purchase, the investment manager may consider the current market conditions, the availability of lower-rated securities, and whether lower-rated securities offer yields high enough relative to yields on investment grade securities to justify their higher risk.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The California High-Yield Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.


o Lower-rated municipal bonds are subject to a greater degree of credit risk than higher-rated bonds. They generally involve greater price volatility and risk of loss of principal and income than higher-rated bonds.

o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of California issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems, such as the 1994 bankruptcy of Orange County.



                                       6
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


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California High-Yield Fund

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.


 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


                          Class A Annual Total Returns
                                 Calendar Years

                            1989                9.28%
                            1990                6.00%
                            1991               10.48%
                            1992                9.53%
                            1993                9.91%
                            1994               -2.79%
                            1995               14.55%
                            1996                5.52%
                            1997                8.72%
                            1998                 6.8%



Best calendar quarter return: 6.48% - quarter ended 3/31/95

Worst calendar quarter return: -2.30% - quarter ended 3/31/94



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                          Average Annual Total Returns
                             Periods Ended 12/31/98


                                                                  Class D
                                                                   Since
                                One        Five         Ten       Inception
                                Year       Years       Years       2/1/94
                                ----       -----       -----       ------
Class A                         1.16%       5.26%       7.13%         --
Class D                         4.21         n/a         n/a        5.22%
Lehman Brothers
 Municipal Bond Index           6.48        6.23        8.22        6.09(1)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1)  From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES

Shareholder Fees                                          Class A      Class D
----------------                                          -------      -------

Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ............      4.75%(1)        none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less) .............       none(1)          1%

Annual Fund Operating
Expenses for Fiscal 1998
------------------------
(as a percentage of average net assets)

Management Fees ...................................       .50%           .50%
Distribution and/or
  Service (12b-1) Fees ............................       .09%          1.00%
Other Expenses ....................................       .23%           .23%
                                                          ---           ----
Total Annual Fund Operating Expenses ..............       .82%          1.73%
                                                          ===           ====

(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

--------------------------------------------------------------------------------

Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

                1 Year    3 Years    5 Years   10 Years
                ------    -------    -------   --------
Class A          $555      $724       $908      $1,440
Class D           276       545        939       2,041

If you did not sell your shares at the end of each period, your expenses would be:

                1 Year    3 Years    5 Years   10 Years
                ------    -------    -------   --------
Class A          $555      $724       $908      $1,440
Class D           176       545        939       2,041



                                       7
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


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California Quality Fund

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES

The California Quality Fund seeks high income exempt from regular federal income taxes and from the personal income taxes of California consistent with preservation of capital and with consideration given to capital gain.

The California Quality Fund uses the following strategies to pursue its objective:

The California Quality Fund invests at least 80% of its net assets in California municipal securities that are within the three highest ratings of Moody's (Aaa, Aa, or A) or S&P (AAA, AA, or A) on the date of purchase.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The California Quality Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.


o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of California issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems, such as the 1994 bankruptcy of Orange County.



                                       8
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


--------------------------------------------------------------------------------

California Quality Fund

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.


 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


                          Class A Annual Total Returns
                                 Calendar Years

                            1989               9.77%
                            1990               6.57%
                            1991              11.22%
                            1992               8.49%
                            1993               12.6%
                            1994              -8.30%
                            1995              19.79%
                            1996               3.91%
                            1997               8.80%
                            1998               6.26%



Best calendar quarter return: 8.97% - quarter ended 3/31/95

Worst calendar quarter return: -6.63% - quarter ended 3/31/94




--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98


                                                                  Class D
                                                                   Since
                                  One       Five        Ten      Inception
                                 Year       Years       Years      2/1/94
                                 ----       -----       -----      ------
Class A                          1.23%       4.69%       7.16%        --
Class D                          4.33         n/a         n/a        4.54%
Lehman Brothers
 Municipal Bond Index            6.48        6.23        8.22        6.09(1)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1)  From 1/31/94.
--------------------------------------------------------------------------------


FEES AND EXPENSES

Shareholder Fees                                           Class A      Class D
----------------                                           -------      -------

Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ..............       4.75%(1)       none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less) ...............       none(1)           1%

Annual Fund Operating
Expenses for Fiscal 1998
-------------------------
(as a percentage of average net assets)

Management Fees .....................................        .50%           .50%
Distribution and/or
  Service (12b-1) Fees ..............................        .09%          1.00%
Other Expenses ......................................        .18%           .18%
                                                            ----           ----
Total Annual Fund Operating Expenses ................        .77%          1.68%
                                                            ====           ====

(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.



Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

                1 Year    3 Years    5 Years   10 Years
                ------    -------    -------   --------
Class A          $550      $709       $883      $1,384
Class D           271       530        913       1,987

If you did not sell your shares at the end of each period, your expenses would be:

                1 Year    3 Years    5 Years   10 Years
                ------    -------    -------   --------
Class A          $550      $709       $883      $1,384
Class D           171       530        913       1,987


                                       9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Colorado Fund

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES


The Colorado Fund seeks to maximize income exempt from regular federal income taxes and from Colorado personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.


The Colorado Fund uses the following strategies to pursue its objective:

The Colorado Fund invests at least 80% of its net assets in Colorado municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The Colorado Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.


o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of Colorado issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. Colorado's largest trading partner is Japan, and the State is sensitive to national and international business cycles. Turmoil in the world economy, especially in Asia, has the potential to dramatically affect Colorado's economy.



                                       10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Colorado Fund

Past Performance

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.


 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


                          Class A Annual Total Returns
                                 Calendar Years

                            1989              10.04%
                            1990               5.05%
                            1991               9.40%
                            1992               7.67%
                            1993              11.11%
                            1994              -5.13%
                            1995              13.96%
                            1996               3.39%
                            1997               7.52%
                            1998               5.80%



Best calendar quarter return: 6.34% - quarter ended 3/31/95

Worst calendar quarter return: -4.87% - quarter ended 3/31/94


--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98


                                                                       Class D
                                                                        Since
                                      One        Five         Ten     Inception
                                     Year        Years       Years      2/1/94
                                     ----        -----       -----      ------
Class A                              0.83%       3.91%       6.24%        --
Class D                              3.83         n/a         n/a        3.71%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1)  From 1/31/94.
--------------------------------------------------------------------------------


FEES AND EXPENSES

Shareholder Fees                                            Class A      Class D
----------------                                            -------      -------

Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ..............       4.75%(1)       none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less) ...............       none(1)           1%

Annual Fund Operating
Expenses for Fiscal 1998
------------------------
(as a percentage of average net assets)

Management Fees .....................................        .50%           .50%
Distribution and/or
  Service (12b-1) Fees ..............................        .10%          1.00%
Other Expenses ......................................        .30%           .30%
                                                            ----           ----
Total Annual Fund Operating Expenses ................        .90%          1.80%
                                                            ====           ====

(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.



Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                1 Year    3 Years    5 Years   10 Years
                ------    -------    -------   --------
Class A          $562      $748       $950      $1,530
Class D           283       566        975       2,116


If you did not sell your shares at the end of each period, your expenses would be:

                1 Year    3 Years    5 Years   10 Years
                ------    -------    -------   --------
Class A          $562      $748       $950      $1,530
Class D           183       566        975       2,116


--------------------------------------------------------------------------------
                                       11

--------------------------------------------------------------------------------

Florida Fund

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES


The Florida Fund seeks high income exempt from regular federal income taxes consistent with preservation of capital and with consideration given to capital gain.


The Florida Fund uses the following strategies to pursue its objective:

The Florida Fund invests at least 80% of its net assets in Florida municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The Florida Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.


o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of Florida issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. The lack of an income tax in Florida exposes total tax collections to more volatility than would otherwise be the case and, in the event of an economic downturn, could affect the State's ability to pay principal and interest in a timely manner. Florida's economy may be affected by foreign trade, crop failures, and severe weather conditions and is sensitive to trends in the tourism and construction industries.



                                       12
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Florida Fund

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


                          Class A Annual Total Returns
                                 Calendar Years

                            1989               11.35%
                            1990                6.46%
                            1991               10.62%
                            1992                9.07%
                            1993               13.52%
                            1994               -5.52%
                            1995               16.67%
                            1996                2.76%
                            1997                9.33%
                            1998                5.67%


Best calendar quarter return: 7.49% - quarter ended 6/30/89

Worst calendar quarter return: -5.99% - quarter ended 3/31/94



--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98


                                                                     Class D
                                                                      Since
                                      One       Five        Ten      Inception
                                     Year       Years       Years      2/1/94
                                     ----       -----       -----      ------
Class A                              0.69%       4.51%       7.31%         --
Class D                              3.85         n/a         n/a        4.59%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1)  From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES

Shareholder Fees                                           Class A      Class D
----------------                                           -------      -------

Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ..............       4.75%(1)       none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less) ...............       none(1)           1%

Annual Fund Operating
Expenses for Fiscal 1998
------------------------
(as a percentage of average net assets)

Management Fees .....................................        .50%           .50%
Distribution and/or
  Service (12b-1) Fees ..............................        .23%          1.00%
Other Expenses ......................................        .27%           .27%
                                                            ----           ----
Total Annual Fund Operating Expenses ................       1.00%          1.77%
                                                            ====           ====

(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.



Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                1 Year    3 Years    5 Years   10 Years
                ------    -------    -------   --------
Class A          $572      $778     $1,001      $1,641
Class D           280       557        959       2,084


If you did not sell your shares at the end of each period, your expenses would be:

                1 Year    3 Years    5 Years   10 Years
                ------    -------    -------   --------
Class A          $572      $778     $1,001      $1,641
Class D           180       557        959       2,084


                                       13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Georgia Fund

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES


The Georgia Fund seeks to maximize income exempt from regular federal income taxes and from Georgia personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.


The Georgia Fund uses the following strategies to pursue its objective:

The Georgia Fund invests at least 80% of its net assets in Georgia municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The Georgia Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.


o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of Georgia issuers, its performance may be affected by local, state, and regional factors. These may include state or local policy changes, economics, natural disasters, and the possibility of credit problems. Georgia's economy will be affected by trends in the services, wholesale and retail trade, manufacturing, and transportation industries, as these industries, along with government, comprise the largest sources of employment within the State.



                                       14
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Georgia Fund

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.


 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


                          Class A Annual Total Returns
                                 Calendar Years

                            1989               9.87%
                            1990               7.01%
                            1991              10.97%
                            1992               9.00%
                            1993              12.21%
                            1994              -7.64%
                            1995              19.16%
                            1996               3.86%
                            1997               9.02%
                            1998               5.94%


Best calendar quarter return: 7.71% - quarter ended 3/31/95

Worst calendar quarter return: -6.83% - quarter ended 3/31/94



--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98

                                                                      Class D
                                                                       Since
                                      One       Five         Ten     Inception
                                     Year       Years       Years      2/1/94
                                     ----       -----       -----      ------
Class A                              0.90%       4.70%       7.21%         --
Class D                              3.99         n/a         n/a        4.67%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1)  From 1/31/94.
--------------------------------------------------------------------------------


FEES AND EXPENSES

Shareholder Fees                                           Class A       Class D
----------------                                           -------       -------

Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ..............       4.75%(1)       none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less) ...............       none(1)           1%
Annual Fund Operating
Expenses for Fiscal 1998
------------------------
(as a percentage of average net assets)

Management Fees .....................................        .50%           .50%
Distribution and/or
  Service (12b-1) Fees ..............................        .09%          1.00%
Other Expenses ......................................        .30%           .30%
                                                            ----           ----
Total Annual Fund Operating Expenses ................        .89%          1.80%
                                                            ====           ====

(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

--------------------------------------------------------------------------------

Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

                1 Year    3 Years    5 Years   10 Years
                ------    -------    -------   --------
Class A          $562      $745       $945      $1,519
Class D           283       566       $975       2,116

If you did not sell your shares at the end of each period, your expenses would be:

                1 Year    3 Years    5 Years   10 Years
                ------    -------    -------   --------
Class A          $562      $745       $945      $1,519
Class D           183       566        975       2,116


                                       15
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Louisiana Fund

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES


The Louisiana Fund seeks to maximize income exempt from regular federal income taxes and from Louisiana personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.


The Louisiana Fund uses the following strategies to pursue its objective:

The Louisiana Fund invests at least 80% of its net assets in Louisiana municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The Louisiana Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.


o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of Louisiana issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. Louisiana's economy is affected by trends in the oil and gas, tourism, and gaming industries within the State.




                                       16
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Louisiana Fund

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.


 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


                          Class A Annual Total Returns
                                 Calendar Years

                            1989              10.14%
                            1990               6.86%
                            1991              11.38%
                            1992               7.83%
                            1993              11.45%
                            1994              -5.89%
                            1995              17.10%
                            1996               3.49%
                            1997               8.45%
                            1998               5.93%


Best calendar quarter return: 6.57% - quarter ended 3/31/95

Worst calendar quarter return: -5.38% - quarter ended 3/31/94



--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98

                                                                      Class D
                                                                       Since
                                     One         Five         Ten    Inception
                                     Year        Years       Years      2/1/94
                                     ----        -----       -----      ------
Class A                              0.87%       4.54%       6.99%         --
Class D                              3.86         n/a         n/a        4.43%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1)  From 1/31/94.
--------------------------------------------------------------------------------


FEES AND EXPENSES

Shareholder Fees                                           Class A       Class D
----------------                                           -------       -------

Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ..............       4.75%(1)       none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less) ...............       none(1)           1%

Annual Fund Operating
Expenses for Fiscal 1998
------------------------
(as a percentage of average net assets)

Management Fees .....................................        .50%           .50%
Distribution and/or
  Service (12b-1) Fees ..............................        .10%          1.00%
Other Expenses ......................................        .28%           .28%
                                                            ----           ----
Total Annual Fund Operating Expenses ................        .88%          1.78%
                                                            ====           ====

(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.



Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                1 Year    3 Years    5 Years   10 Years
                ------    -------    -------   --------
Class A          $561      $742       $939      $1,508
Class D           281       560        964       2,095


If you did not sell your shares at the end of each period, your expenses would be:

                1 Year    3 Years    5 Years   10 Years
                ------    -------    -------   --------
Class A          $561      $742       $939      $1,508
Class D           181       560        964       2,095


                                       17
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Maryland Fund

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES


The Maryland Fund seeks to maximize income exempt from regular federal income taxes and from Maryland personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.


The Maryland Fund uses the following strategies to pursue its objective:

The Maryland Fund invests at least 80% of its net assets in Maryland municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The Maryland Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.


o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of Maryland issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. Because the Fund favors investing in revenue bonds, its performance may also be affected by economic developments impacting a specific facility or type of facility. The performance of general obligation bonds of the State of Maryland may be affected by efforts to limit or reduce state or local taxes.



                                       18
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Maryland Fund

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.


 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


                          Class A Annual Total Returns
                                 Calendar Years

                            1989              10.49%
                            1990               6.15%
                            1991              10.47%
                            1992               8.24%
                            1993              11.93%
                            1994              -5.48%
                            1995              16.84%
                            1996               3.66%
                            1997               8.09%
                            1998               5.85%


Best calendar quarter return: 6.96% - quarter ended 3/31/95

Worst calendar quarter return: -5.29% - quarter ended 3/31/94


--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98

                                                                      Class D
                                                                       Since
                                      One       Five         Ten     Inception
                                      Year      Years       Years      2/1/94
                                      ----      -----       -----      ------
Class A                              0.80%       4.52%       6.95%         --
Class D                              3.89         n/a         n/a        4.42%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.

(1)  From 1/31/94.
--------------------------------------------------------------------------------


FEES AND EXPENSES

Shareholder Fees                                            Class A      Class D
----------------                                            -------      -------

Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ..............       4.75%(1)       none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less) ...............       none(1)           1%

Annual Fund Operating
Expenses for Fiscal 1998
------------------------
(as a percentage of average net assets)

Management Fees .....................................        .50%           .50%
Distribution and/or
  Service (12b-1) Fees ..............................        .09%          1.00%
Other Expenses ......................................        .30%           .30%
                                                            ----           ----
Total Annual Fund Operating Expenses ................        .89%          1.80%
                                                            ====           ====

(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.



Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

                1 Year    3 Years    5 Years   10 Years
                ------    -------    -------   --------
Class A          $562      $745       $945      $1,519
Class D           283       566        975       2,116

If you did not sell your shares at the end of each period, your expenses would be:

                1 Year    3 Years    5 Years   10 Years
                ------    -------    -------   --------
Class A          $562      $745       $945      $1,519
Class D           183       566        975       2,116


                                       19
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Massachusetts Fund

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES


The Massachusetts Fund seeks to maximize income exempt from regular federal income taxes and from Massachusetts personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.


The Massachusetts Fund uses the following strategies to pursue its objective:

The Massachusetts Fund invests at least 80% of its net assets in Massachusetts municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The Massachusetts Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.


o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.


o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of Massachusetts issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. Massachusetts and certain of its cities, towns, counties, and other political subdivisions have at certain times in the past experienced serious financial difficulties which have adversely affected their credit standing. The recurrence of these financial difficulties could adversely affect the market value and marketability of, or result in default payments on, outstanding obligations issued by Massachusetts or its public authorities or municipalities.



                                       20
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Massachusetts Fund

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.


 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


                          Class A Annual Total Returns
                                 Calendar Years

                            1989               8.67%
                            1990               5.42%
                            1991              12.97%
                            1992               9.08%
                            1993              11.52%
                            1994              -4.43%
                            1995              15.20%
                            1996               4.14%
                            1997               8.68%
                            1998               6.55%


Best calendar quarter return: 6.16% - quarter ended 3/31/95

Worst calendar quarter return: -4.69% - quarter ended 3/31/94



--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98


                                                                      Class D
                                                                       Since
                                     One        Five         Ten     Inception
                                     Year       Years       Years      2/1/94
                                     ----       -----       -----      ------
Class A                              1.49%       4.81%       7.13%         --
Class D                              4.59         n/a         n/a        4.69%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance

(1)  From 1/31/94.
--------------------------------------------------------------------------------


FEES AND EXPENSES

Shareholder Fees                                           Class A       Class D
----------------                                           -------       -------

Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ..............       4.75%(1)       none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less) ...............       none(1)           1%

Annual Fund Operating
Expenses for Fiscal 1998
------------------------
(as a percentage of average net assets)

Management Fees .....................................        .50%           .50%
Distribution and/or
  Service (12b-1) Fees ..............................        .09%          1.00%
Other Expenses ......................................        .21%           .21%
                                                            ----           ----
Total Annual Fund Operating Expenses ................        .80%          1.71%
                                                            ====           ====

(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.



Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                1 Year    3 Years    5 Years   10 Years
                ------    -------    -------   --------
Class A          $553      $718       $898      $1,418
Class D           274       539        928       2,019

If you did not sell your shares at the end of each period, your expenses would be:

                1 Year    3 Years    5 Years   10 Years
                ------    -------    -------   --------
Class A          $553      $718       $898      $1,418
Class D           174       539        928       2,019


                                       21
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Michigan Fund

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES


The Michigan Fund seeks to maximize income exempt from regular federal income taxes and from Michigan personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain


The Michigan Fund uses the following strategies to pursue its objective:

The Michigan Fund invests at least 80% of its net assets in Michigan municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The Michigan Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.


o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of Michigan issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. The principal sectors of Michigan's economy are manufacturing of durable goods (including automobiles and components and office equipment), tourism, and agriculture. The cyclical nature of these industries can adversely affect the revenue stream of the State and its political subdivisions because it may adversely impact tax sources, particularly sales taxes, income taxes and single business taxes.



                                       22
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Michigan Fund

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.


 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


                          Class A Annual Total Returns
                                 Calendar Years

                            1989              10.71%
                            1990               5.85%
                            1991              12.01%
                            1992               9.31%
                            1993              11.48%
                            1994              -4.84%
                            1995              15.78%
                            1996               3.74%
                            1997               8.73%
                            1998               6.12%


Best calendar quarter return: 6.57% - quarter ended 3/31/95

Worst calendar quarter return: -4.63% - quarter ended 3/31/94



--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98


                                                                      Class D
                                                                       Since
                                     One        Five         Ten     Inception
                                     Year       Years       Years      2/1/94
                                     ----       -----       -----      ------
Class A                              1.09%       4.66%       7.23%         --
Class D                              4.06         n/a         n/a        4.51%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance

(1)  From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES

Shareholder Fees                                           Class A       Class D
----------------                                           -------       -------

Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ..............       4.75%(1)       none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less) ...............       none(1)           1%

Annual Fund Operating
Expenses for Fiscal 1998
------------------------
(as a percentage of average net assets)

Management Fees .....................................        .50%           .50%
Distribution and/or
  Service (12b-1) Fees ..............................        .09%          1.00%
Other Expenses ......................................        .20%           .20%
                                                            ----           ----
Total Annual Fund Operating Expenses ................        .79%          1.70%
                                                            ====           ====

(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.




Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                1 Year    3 Years    5 Years   10 Years
                ------    -------    -------   --------
Class A          $552      $715       $898      $1,406
Class D           273       536        923       2,009

If you did not sell your shares at the end of each period, your expenses would be:

                1 Year    3 Years    5 Years   10 Years
                ------    -------    -------   --------
Class A          $552      $715       $893      $1,406
Class D           173       536        923       2,009


                                       23
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Minnesota Fund

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES


The Minnesota Fund seeks to maximize income exempt from regular federal income taxes and from regular Minnesota personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.


The Minnesota Fund uses the following strategies to pursue its objective:

The Minnesota Fund invests at least 80% of its net assets in Minnesota municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The Minnesota Fund is subject to the following principal risks

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.


o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of Minnesota issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. Pursuant to Minnesota legislation enacted in 1995, dividends that would otherwise be exempt from Minnesota personal income tax in the case of individuals, estates, and trusts, could become subject to the Minnesota personal income tax if it were judicially determined that exempting such dividends would discriminate against interstate commerce.



                                       24
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Minnesota Fund

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.


 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


                          Class A Annual Total Returns
                                 Calendar Years

                            1989               9.89%
                            1990               6.52%
                            1991               7.53%
                            1992               7.67%
                            1993              13.49%
                            1994              -2.54%
                            1995              11.41%
                            1996               3.39%
                            1997               7.02%
                            1998               6.43%



Best calendar quarter return: 6.01% - quarter ended 6/30/89

Worst calendar quarter return: -3.23% - quarter ended 3/31/94



--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98


                                                                      Class D
                                                                       Since
                                     One        Five         Ten     Inception
                                     Year       Years       Years      2/1/94
                                     ----       -----       -----      ------
Class A                              1.18%       3.79%       6.45%         --
Class D                              4.26         n/a         n/a        3.89%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance

(1)  From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES

Shareholder Fees                                           Class A       Class D
----------------                                           -------       -------

Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ..............       4.75%(1)       none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less) ...............       none(1)           1%

Annual Fund Operating
Expenses for Fiscal 1998
------------------------
(as a percentage of average net assets)

Management Fees .....................................        .50%           .50%
Distribution and/or
  Service (12b-1) Fees ..............................        .09%          1.00%
Other Expenses ......................................        .22%           .22%
                                                            ----           ----
Total Annual Fund Operating Expenses ................        .81%          1.72%
                                                            ====           ====

(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.




Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                1 Year    3 Years    5 Years   10 Years
                ------    -------    -------   --------
Class A          $554      $721       $903      $1,429
Class D           275       542        933       2,030

If you did not sell your shares at the end of each period, your expenses would be:

                1 Year    3 Years    5 Years   10 Years
                ------    -------    -------   --------
Class A          $554      $721       $903      $1,429
Class D           175       542        933       2,030


                                       25
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Missouri Fund

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES


The Missouri Fund seeks to maximize income exempt from regular federal income taxes and from Missouri personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.


The Missouri Fund uses the following strategies to pursue its objective

The Missouri Fund invests at least 80% of its net assets in Missouri municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The Missouri Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.


o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of Missouri issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. The national economic recession of the early 1980s had a disproportionately adverse impact on Missouri's economy, and its unemployment levels. A return to a pattern of high unemployment could adversely affect the Missouri debt obligations acquired by the Fund. Defense related business plays an important role in Missouri's economy. Negative trends in this industry or relocations of major employers could have a negative impact on the economy of the State and particularly on the economy of the St. Louis metropolitan area.



                                       26
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Missouri Fund

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.


 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


                          Class A Annual Total Returns
                                 Calendar Years

                            1989               9.44%
                            1990               6.93%
                            1991              11.37%
                            1992               7.25%
                            1993              11.40%
                            1994              -6.32%
                            1995              16.95%
                            1996               3.71%
                            1997               8.08%
                            1998               5.77%



Best calendar quarter return: 7.31% - quarter ended 3/31/95

Worst calendar quarter return: -6.11% - quarter ended 3/31/94



--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98


                                                                      Class D
                                                                       Since
                                     One        Five         Ten     Inception
                                     Year       Years       Years      2/1/94
                                     ----       -----       -----      ------
Class A                              0.76%       4.34%       6.78%         --
Class D                              3.83         n/a         n/a        4.20%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance

(1)  From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES

Shareholder Fees                                           Class A       Class D
----------------                                           -------       -------

Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ..............       4.75%(1)       none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less) ...............       none(1)           1%

Annual Fund Operating
Expenses for Fiscal 1998
------------------------
(as a percentage of average net assets)

Management Fees .....................................        .50%           .50%
Distribution and/or
  Service (12b-1) Fees ..............................        .10%          1.00%
Other Expenses ......................................        .29%           .29%
                                                            ----           ----
Total Annual Fund Operating Expenses ................        .89%          1.79%
                                                            ====           ====

(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.




Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                1 Year    3 Years    5 Years   10 Years
                ------    -------    -------   --------
Class A          $562      $745       $945      $1,519
Class D           282       563        970       2,105

If you did not sell your shares at the end of each period, your expenses would be:

                1 Year    3 Years    5 Years   10 Years
                ------    -------    -------   --------
Class A          $562      $745       $945      $1,519
Class D           182       563        970       2,105


                                       27
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

New Jersey Fund

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES

The New Jersey Fund seeks to maximize income exempt from regular federal income tax and New Jersey gross income tax consistent with preservation of capital and with consideration given to opportunities for capital gain.

The New Jersey Fund uses the following strategies to pursue its objective:

The New Jersey Fund invests at least 80% of its net assets in New Jersey municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective

PRINCIPAL RISKS

The New Jersey Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.


o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of New Jersey issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. New Jersey's economic base is diversified, consisting of a variety of manufacturing, construction, and service industries, supplemented by rural areas with selective commercial agriculture. New Jersey's economy will be affected by trends in these sectors.



                                       28
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

New Jersey Fund

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


                          Class A Annual Total Returns
                                 Calendar Years

                            1989              10.56%
                            1990               6.78%
                            1991              11.04%
                            1992               8.99%
                            1993              12.37%
                            1994              -6.15%
                            1995              15.57%
                            1996               3.40%
                            1997               8.93%
                            1998               6.00%


Best calendar quarter return: 6.78% - quarter ended 3/31/95

Worst calendar quarter return: -5.63% - quarter ended 3/31/94



--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98


                                                                      Class D
                                                                       Since
                                     One        Five         Ten     Inception
                                     Year       Years       Years      2/1/94
                                     ----       -----       -----      ------
Class A                              0.96%       4.29%       7.07%         --
Class D                              4.03         n/a         n/a        4.52%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance

(1)  From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES

Shareholder Fees                                           Class A       Class D
----------------                                           -------       -------

Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ..............       4.75%(1)       none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less) ...............       none(1)           1%

Annual Fund Operating
Expenses for Fiscal 1998
------------------------
(as a percentage of average net assets)

Management Fees .....................................        .50%           .50%
Distribution and/or
  Service (12b-1) Fees ..............................        .30%          1.00%
Other Expenses ......................................        .30%           .30%
                                                            ----           ----
Total Annual Fund Operating Expenses ................       1.02%          1.80%
                                                            ====           ====

(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.



Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                1 Year    3 Years    5 Years   10 Years
                ------    -------    -------   --------
Class A          $574      $784     $1,011      $1,664
Class D           283       566        975       2,116

If you did not sell your shares at the end of each period, your expenses would be:

                1 Year    3 Years    5 Years   10 Years
                ------    -------    -------   --------
Class A          $574      $784     $1,011      $1,664
Class D           183       566        975       2,116


                                       29
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

New York Fund

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES


The New York Fund seeks to maximize income exempt from regular federal income taxes and from New York personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain


The New York Fund uses the following strategies to pursue its objective:

The New York Fund invests at least 80% of its net assets in New York municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The New York Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline


o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of New York issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. New York City and certain localities outside New York City have experienced financial problems. These problems may affect the fiscal health of the State.



                                       30
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

New York Fund

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


                          Class A Annual Total Returns
                                 Calendar Years

                            1989               9.39%
                            1990               4.18%
                            1991              13.53%
                            1992               9.31%
                            1993              13.26%
                            1994              -7.93%
                            1995              19.31%
                            1996               3.83%
                            1997              10.04%
                            1998               6.86%



Best calendar quarter return: 8.13% - quarter ended 3/31/95

Worst calendar quarter return: -6.61% - quarter ended 3/31/94



--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98


                                                                      Class D
                                                                       Since
                                     One        Five         Ten     Inception
                                     Year       Years       Years      2/1/94
                                     ----       -----       -----      ------
Class A                              1.73%       5.03%       7.42%         --
Class D                              4.90         n/a         n/a        4.93%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance

(1)  From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES

Shareholder Fees                                           Class A       Class D
----------------                                           -------       -------

Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ..............       4.75%(1)       none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less) ...............       none(1)           1%

Annual Fund Operating
Expenses for Fiscal 1998
------------------------
(as a percentage of average net assets)

Management Fees .....................................        .50%           .50%
Distribution and/or
  Service (12b-1) Fees ..............................        .09%          1.00%
Other Expenses ......................................        .22%           .22%
                                                            ----           ----
Total Annual Fund Operating Expenses ................        .81%          1.72%
                                                            ====           ====

(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.



Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                1 Year    3 Years    5 Years   10 Years
                ------    -------    -------   --------
Class A          $554      $721       $903      $1,429
Class D           275       542        933       2,030

If you did not sell your shares at the end of each period, your expenses would be:

                1 Year    3 Years    5 Years   10 Years
                ------    -------    -------   --------
Class A          $554      $721       $903      $1,429
Class D           175       542        933       2,030


                                       31
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

North Carolina Fund

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES


The North Carolina Fund seeks high income exempt from regular federal income taxes and North Carolina personal income taxes consistent with preservation of capital and with consideration given to capital gain.


The North Carolina Fund uses the following strategies to pursue its objective:

The North Carolina Fund invests at least 80% of its net assets in North Carolina municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

 In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The North Carolina Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.


o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of North Carolina issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. North Carolina's total expenditures for each fiscal period covered by the budget must not exceed total receipts during the period and the surplus in the State Treasury at the beginning of the period. During the State's 1990-1991 fiscal year, it began facing a substantial budget shortfall resulting from the failure of revenues received by the State to meet projected levels. While the State was successful in dealing with the problem, pressure on state revenues may be an ongoing problem.



                                       32
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


North Carolina Fund

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.


 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


                          Class A Annual Total Returns
                                 Calendar Years

                            1990*              2.80%
                            1991              10.63%
                            1992               8.15%
                            1993              12.98%
                            1994              -7.35%
                            1995              19.56%
                            1996               2.71%
                            1997               8.75%
                            1998               5.81%



Best calendar quarter return: 8.72% - quarter ended 3/31/95

Worst calendar quarter return: -6.73% - quarter ended 3/31/94



--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98


                                                                      Class D
                                                                       Since
                                     One        Five         Ten     Inception
                                     Year       Years       Years      2/1/94
                                     ----       -----       -----      ------
Class A                              0.85%       4.53%       6.80%         --
Class D                              4.14         n/a         n/a        4.57%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.24(1)     6.09(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance

(1)  From 8/31/90.

(2)  From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES

Shareholder Fees                                           Class A       Class D
----------------                                           -------       -------

Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ..............       4.75%(1)       none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less) ...............       none(1)           1%

Annual Fund Operating
Expenses for Fiscal 1998
------------------------
(as a percentage of average net assets)

Management Fees .....................................        .50%           .50%
Distribution and/or
  Service (12b-1) Fees ..............................        .23%          1.00%
Other Expenses ......................................        .32%           .32%
                                                            ----           ----
Total Annual Fund Operating Expenses ................       1.05%          1.82%
                                                            ====           ====

(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.



Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                1 Year    3 Years    5 Years   10 Years
                ------    -------    -------   --------
Class A          $577      $793     $1,027      $1,697
Class D           285       573        985       2,137

If you did not sell your shares at the end of each period, your expenses would be:

                1 Year    3 Years    5 Years   10 Years
                ------    -------    -------   --------
Class A          $577      $793     $1,027      $1,697
Class D           185       573        985       2,137


                                       33
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Ohio Fund

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES


The Ohio Fund seeks to maximize income exempt from regular federal income taxes and from Ohio personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.


The Ohio Fund uses the following strategies to pursue its objective:

The Ohio Fund invests at least 80% of its net assets in Ohio municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The Ohio Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.


o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of Ohio issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. Ohio's economy relies in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity, as in many other industrially developed states, tends to be more cyclical than in other states and in the nation as a whole.




                                       34
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Ohio Fund

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


                          Class A Annual Total Returns
                                 Calendar Years

                            1989               9.94%
                            1990               6.58%
                            1991              11.31%
                            1992               8.43%
                            1993              11.64%
                            1994              -4.91%
                            1995              15.23%
                            1996               3.77%
                            1997               8.39%
                            1998               5.89%


Best calendar quarter return: 6.47% - quarter ended 3/31/95

Worst calendar quarter return: -4.89% - quarter ended 3/31/94



--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98


                                                                       Since
                                     One        Five         Ten     Inception
                                     Year       Years       Years      2/1/94
                                     ----       -----       -----      ------
Class A                              0.85%       4.44%       6.97%         --
Class D                              3.94         n/a         n/a        4.41%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance

(1)  From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES

Shareholder Fees                                           Class A       Class D
----------------                                           -------       -------

Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ..............       4.75%(1)       none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less) ...............       none(1)           1%

Annual Fund Operating
Expenses for Fiscal 1998
------------------------
(as a percentage of average net assets)

Management Fees .....................................        .50%           .50%
Distribution and/or
  Service (12b-1) Fees ..............................        .09%          1.00%
Other Expenses ......................................        .19%           .19%
                                                            ----           ----
Total Annual Fund Operating Expenses ................        .78%          1.69%
                                                            ====           ====

(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.



Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                1 Year    3 Years    5 Years   10 Years
                ------    -------    -------   --------
Class A          $551      $712       $888      $1,395
Class D           272       533        918       1,998

If you did not sell your shares at the end of each period, your expenses would be:

                1 Year    3 Years    5 Years   10 Years
                ------    -------    -------   --------
Class A          $551      $712       $888      $1,395
Class D           172       533        918       1,998


                                       35
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Oregon Fund

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES


The Oregon Fund seeks to maximize income exempt from regular federal income taxes and from Oregon personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.


The Oregon Fund uses the following strategies to pursue its objective:

The Oregon Fund invests at least 80% of its net assets in Oregon municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Principal Risks

The Oregon Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.


o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of Oregon issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. Oregon's economy has been affected by the high technology manufacturing, forest products, and agriculture industries, which have all been slowed by declining exports to Asia.




                                       36
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Oregon Fund

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


                          Class A Annual Total Returns
                                 Calendar Years

                            1989              10.44%
                            1990               6.50%
                            1991              10.82%
                            1992               7.78%
                            1993              10.90%
                            1994              -4.56%
                            1995              14.55%
                            1996               3.81%
                            1997               9.05%
                            1998               6.09%



Best calendar quarter return: 6.49% - quarter ended 6/30/89

Worst calendar quarter return: -4.48% - quarter ended 3/31/94



--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98


                                                                      Class D
                                                                       Since
                                     One        Five         Ten     Inception
                                     Year       Years       Years      2/1/94
                                     ----       -----       -----      ------
Class A                              1.09%       4.57%       6.89%         --
Class D                              4.13         n/a         n/a        4.53%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance

(1)  From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES

Shareholder Fees                                           Class A       Class D
----------------                                           -------       -------

Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ..............       4.75%(1)       none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less) ...............       none(1)           1%

Annual Fund Operating
Expenses for Fiscal 1998
------------------------
(as a percentage of average net assets)

Management Fees .....................................        .50%           .50%
Distribution and/or
  Service (12b-1) Fees ..............................        .09%          1.00%
Other Expenses ......................................        .29%           .29%
                                                            ----           ----
Total Annual Fund Operating Expenses ................        .88%          1.79%
                                                            ====           ====

(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.



Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                1 Year    3 Years    5 Years   10 Years
                ------    -------    -------   --------
Class A          $561      $742       $939      $1,508
Class D           282       563        970       2,105

If you did not sell your shares at the end of each period, your expenses would be:

                1 Year    3 Years    5 Years   10 Years
                ------    -------    -------   --------
Class A          $561      $742       $939      $1,508
Class D           182       563        970       2,105


                                       37
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Pennsylvania Fund

INVESTMENT OBJECTIVE/PRINCIPAL STRATEGIES

The Pennsylvania Fund seeks high income exempt from regular federal income tax and Pennsylvania income taxes consistent with preservation of capital.

The Pennsylvania Fund uses the following strategies to pursue its objective:

The Pennsylvania Fund invests at least 80% of its net assets in Pennsylvania municipal securities rated investment grade when purchased. The Fund will ordinarily hold securities with maturities in excess of one year.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The Pennsylvania Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of Pennsylvania issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. From time to time, Pennsylvania and various of its political subdivisions (including particularly the City of Philadelphia and the City of Scranton) have encountered financial difficulty due to slowdowns in the pace of economic activity and to other factors.




                                       38
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


--------------------------------------------------------------------------------

Pennsylvania Fund

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


                          Class A Annual Total Returns
                                 Calendar Years

                            1989              10.24%
                            1990               5.35%
                            1991              11.29%
                            1992               9.32%
                            1993              12.91%
                            1994              -7.03%
                            1995              18.01%
                            1996               3.44%
                            1997               8.70%
                            1998               6.14%



Best calendar quarter return: 7.59% - quarter ended 3/31/95

Worst calendar quarter return: -6.40% - quarter ended 3/31/94



--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98


                                                                      Class D
                                                                       Since
                                     One        Five         Ten     Inception
                                     Year       Years       Years      2/1/94
                                     ----       -----       -----      ------
Class A                              1.10%       4.53%       7.12%         --
Class D                              4.32         n/a         n/a        4.49%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance

(1)  From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES

Shareholder Fees                                           Class A       Class D
----------------                                           -------       -------

Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ..............       4.75%(1)       none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less) ...............       none(1)           1%

Annual Fund Operating
Expenses for Fiscal 1998
------------------------
(as a percentage of average net assets)

Management Fees .....................................        .50%           .50%
Distribution and/or
  Service (12b-1) Fees ..............................        .22%          1.00%
Other Expenses ......................................        .47%           .47%
                                                            ----           ----
Total Annual Fund Operating Expenses ................       1.19%          1.97%
                                                            ====           ====

(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.



Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                1 Year    3 Years    5 Years   10 Years
                ------    -------    -------   --------
Class A          $591      $835      $1,098      $1,850
Class D           300       618       1,062       2,296

If you did not sell your shares at the end of each period, your expenses would be:

                1 Year    3 Years    5 Years   10 Years
                ------    -------    -------   --------
Class A          $591      $835      $1,098      $1,850
Class D           200       618       1,062       2,296


                                       39
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


--------------------------------------------------------------------------------

South Carolina Fund

INVESTMENT OBJECTIVES/PRINCIPAL STRATEGIES


The South Carolina Fund seeks to maximize income exempt from regular federal income taxes and from South Carolina personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.


The South Carolina Fund uses the following strategies to pursue its objective:

The South Carolina Fund invests at least 80% of its net assets in South Carolina municipal securities rated investment grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

Principal Risks

The South Carolina Fund is subject to the following principal risks:

o The Fund is subject to interest rate risk. When interest rates rise, municipal bond prices fall. Movements in interest rates may affect the Fund's yield, net asset value, and total return.

o Generally, the longer the maturity (duration) of a bond, the more sensitive it is to movements in interest rates. Therefore, long-term bonds, while generally providing higher current income, may be subject to greater price volatility than bonds with shorter maturities.

o The Fund is subject to credit risk. If the Fund holds securities that are downgraded or whose issuers become unable to pay interest or principal, the Fund's net asset value may decline. Revenue bonds held by the Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

o If certain securities or market sectors represented in the Fund's portfolio do not perform as expected, the Fund's net asset value may decline.

o Because the Fund invests primarily in the securities of South Carolina issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economics, natural disasters, and the possibility of credit problems. While South Carolina has not defaulted on its bonded debt since 1879, the State did experience certain budgeting difficulties over several recent years through June 30, 1993. Such difficulties have not to date impacted the State's ability to pay its indebtedness but did result in S&P lowering its rating on South Carolina general obligation bonds in 1993. The rating was restored to AAA in 1996.


                                       40
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


--------------------------------------------------------------------------------

South Carolina Fund

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be less. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]


                          Class A Annual Total Returns
                                 Calendar Years

                            1989              10.61%
                            1990               6.01%
                            1991              11.52%
                            1992               8.69%
                            1993              11.71%
                            1994              -6.70%
                            1995              17.65%
                            1996               3.93%
                            1997               8.72%
                            1998               5.73%



Best calendar quarter return: 7.23% - quarter ended 3/31/95

Worst calendar quarter return: -6.18% - quarter ended 3/31/94



--------------------------------------------------------------------------------
                          Average Annual Total Returns
                             Periods Ended 12/31/98


                                                                      Class D
                                                                       Since
                                     One        Five         Ten     Inception
                                     Year       Years       Years      2/1/94
                                     ----       -----       -----      ------
Class A                              0.70%       4.54%       7.06%         --
Class D                              3.78         n/a         n/a        4.46%
Lehman Brothers
 Municipal Bond Index                6.48        6.23        8.22        6.09(1)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance

(1)  From 1/31/94.
--------------------------------------------------------------------------------

FEES AND EXPENSES

Shareholder Fees                                           Class A       Class D
----------------                                           -------       -------

Maximum Sales Charge (Load) on
  Purchases (as a % of offering price) ..............       4.75%(1)       none
Maximum Deferred Sales
  Charge (Load) (CDSC) on
  Redemptions (as a % of original
  purchase price or current
  net asset value, whichever is less) ...............       none(1)           1%

Annual Fund Operating
Expenses for Fiscal 1998
------------------------
(as a percentage of average net assets)

Management Fees .....................................        .50%           .50%
Distribution and/or
  Service (12b-1) Fees ..............................        .09%          1.00%
Other Expenses ......................................        .21%           .21%
                                                            ----           ----
Total Annual Fund Operating Expenses ................        .80%          1.71%
                                                            ====           ====

(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.



Example

This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:


                1 Year    3 Years    5 Years   10 Years
                ------    -------    -------   --------
Class A          $553      $718        $898      $1,418
Class D           274       539         928       2,019

If you did not sell your shares at the end of each period, your expenses would be:

                1 Year    3 Years    5 Years   10 Years
                ------    -------    -------   --------
Class A          $553      $718        $898      $1,418
Class D           174       539        928        2,019


                                       41
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MANAGEMENT OF THE FUNDS

A Board of Directors or Board of Trustees (as applicable) provides broad supervision over the affairs of each Fund.

Each Fund's manager is J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017. Seligman manages the investment of each Fund's assets, including making purchases and sales of portfolio securities consistent with each Fund's investment objective and strategies, and administers each Fund's business and other affairs.


Established in 1864, Seligman currently serves as manager to 18 US registered investment companies, which offer more than 50 investment portfolios with approximately $21.5 billion in assets as of December 31, 1998. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at December 31, 1998, of approximately $9.4 billion.

Each Fund pays Seligman a fee for its management services. The fee for each Fund is equal to an annual rate of .50% of the Fund's average daily net assets.


Portfolio Management


The Funds are managed by the Seligman Municipals Team, headed by Thomas G. Moles. Mr. Moles, a Managing Director of Seligman, has been Vice President and Portfolio Manager of each Fund since its inception. Mr. Moles is also President and Portfolio Manager of Seligman Quality Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc., two closed-end investment companies.



--------------------------------------------

Affilates of Seligman

Seligman Advisors, Inc. (Seligman Advisors):
Each Fund's general distributor; responsible for accepting orders for purchases and sales of Fund shares.


Seliman Services, Inc.:


A limited purpose broker/dealer; acts as the broker/dealer of record for shareholder accounts that do not have a designated financial advisor.

Seligman Data Corp. (SDC):

Each Fund's shareholder service agent
provides shareholder account services to the Fund at cost.

--------------------------------------------


                                       42
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

YEAR 2000

As the millennium approaches, mutual funds, financial and business organizations, and individuals could be adversely affected if their computer systems do not properly process and calculate date-related information and data on and after January 1, 2000. Like other mutual funds, the Funds rely upon service providers and their computer systems for its day-to-day operations. Many of the Funds' service providers in turn depend upon computer systems of their vendors. Seligman and SDC, have established a year 2000 project team. The team's purpose is to assess the state of readiness of Seligman and SDC and the Funds' other service providers and vendors. The team is comprised of several information technology and business professionals, as well as outside consultants. The Project Manager of the team reports directly to the Administrative Committee of Seligman. The Project Manager and other members of the team also report to each Fund's Board and its Audit Committee.


The team has identified the service providers and vendors who furnish critical services or software systems to the Funds, including securities firms that execute portfolio transactions for the Funds and firms responsible for shareholder account recordkeeping. The team is working with these critical service providers and vendors to evaluate the impact year 2000 issues may have on their ability to provide uninterrupted services to the Funds. The team will assess the feasibility of their year 2000 plans. The team has made progress on its year 2000 contingency plans -- recovery efforts the team will employ in the event that year 2000 issues adversely affect the Funds. The team anticipates finalizing these plans in the near future.

The Funds anticipate the team will have implemented all significant components of the team's year 2000 plans by mid-1999, including appropriate testing of critical systems and receipt of satisfactory assurances from critical service providers and vendors regarding their year 2000 compliance. The Funds believe that the critical systems on which they rely will function properly on and after the year 2000, but this is not guaranteed. If these systems do not function properly, or the Funds' critical service providers are not successful in implementing their year 2000 plans, the Funds' operations may be adversely affected, including pricing, securities trading and settlement, and the provision of shareholder services.

In addition, the Funds hold securities issued by governmental or quasi-governmental issuers, which, like other organizations, may be susceptible to year 2000 concerns. Year 2000 issues may affect an issuer's operations, creditworthiness, and ability to make timely payment on any indebtedness and could have an adverse impact on the value of its securities. If a Fund holds these securities, its performance could be negatively affected. Seligman seeks to identify an issuer's state of year 2000 readiness as part of the research it employs. However, the perception of an issuer's year 2000 preparedness is only one of the many factors considered in determining whether to buy, sell, or continue to hold a security. Information provided by issuers concerning their state of readiness may or may not be accurate or readily available. Further, the Funds may be adversely affected if the exchanges, markets, depositories, clearing agencies, or government or third parties responsible for infrastructure needs do not address their year 2000 issues in a satisfactory manner.


SDC has informed the Funds that it does not expect the cost of its services to increase materially as a result of the modifications to its computer systems necessary to prepare for the year 2000. The Funds will not pay to remediate the systems of Seligman or bear directly the costs to remediate the systems of any other service providers or vendors, other than SDC. Affiliates of Seligman:


                                       43
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shareholder Information

DECIDING WHICH CLASS OF SHARES TO BUY

Each Fund's Class A and Class D shares represent an interest in the same portfolio of investments. However, each Class has its own sales charge schedule and is subject to different ongoing 12b-1 fees. When deciding which Class of shares to buy, you should consider, among other things:

     o    The amount you plan to invest.

     o How long you intend to remain invested in the Fund, or another Seligman mutual fund.

     o If you would prefer to pay an initial sales charge and lower ongoing 12b-1 fees, or be subject to a CDSC and pay higher ongoing 12b-1 fees.

     o Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

Your financial advisor will be able to help you decide which Class of shares best meets your needs.

Class A

     o    Initial sales charge on Fund purchases, as set forth below:

                                                         Sales Charge    Regular Dealer
                                      Sales Charge          as a %          Discount
                                         as a %             of Net          as a % of
      Amount of your Investment   of Offering Price(1)  Amount Invested  Offering Price
      --------------------------  --------------------  ---------------  --------------
      Less than $ 50,000                  4.75%              4.99%            4.25%
      $50,000 - $ 99,999                  4.00               4.17             3.50
      $100,000 - $249,999                 3.50               3.63             3.00
      $250,000 - $499,999                 2.50               2.56             2.25
      $500,000 - $999,999                 2.00               2.04             1.75
      $1,000,000 and over(2)              0.00               0.00             0.00

          (1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

          (2) You will not pay a sales charge on purchases of $1 million or more, but you will be subject to a 1% CDSC if you sell your shares within 18 months.

     o    Annual 12b-1 fee (for shareholder services) of up to 0.25%.

     o    No sales charge on reinvested dividends or capital gain distributions.

Class D

     o    No initial sales charge on purchases.

     o    A 1% CDSC on shares sold within one year of purchase.

     o    Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.

     o No CDSC on redemptions of shares purchased with reinvested dividends or capital gain distributions.



Each Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The plan allows each Class to pay distribution and/or service fees for the sale and distribution of its shares and/or for providing services to shareholders.


Because 12b-1 fees are paid out of each Class's assets on an ongoing basis, over time these fees will increase your investment expenses and may cost you more than other types of sales charges.


                                       44
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Board of Directors or Trustees, as applicable, believes that no conflict of interest currently exists between a Fund's Class A and Class D shares. On an ongoing basis, the Directors or Trustees, in the exercise of their fiduciary duties under the Investment Company Act of 1940 and applicable state law, will seek to ensure that no such conflict arises.

How CDSCs Are Calculated

To minimize the amount of CDSC you may pay when you sell your shares, each Fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to a CDSC) are sold first. Shares that have been in your account long enough so they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (oldest to youngest). The amount of any CDSC that you pay will be based on the shares' original purchase price or current net asset value, whichever is less.


You will not pay a CDSC when you exchange shares of any Fund to buy shares of the same class of any other Seligman mutual fund. For the purpose of calculating the CDSC when you sell shares that you acquired by exchanging shares of a Fund, it will be assumed that you held the shares since the date you purchased the shares of that Fund.


PRICING OF FUND SHARES

----------------------------------------
NAV:
Computed separately for each Class of a
Fund by dividing that Class's share of
the value of the net assets of the Fund
(i.e., its assets less liabilities) by
the total number of outstanding shares
of the Class.
----------------------------------------


When you buy or sell shares, you do so at the Class's net asset value (NAV) next calculated after Seligman Advisors accepts your request. Any applicable sales charge will be included in the purchase price for Class A shares. Purchase or sale orders received by an authorized dealer or financial advisor by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) and accepted by Seligman Advisors before the close of business (5:00 p.m. Eastern time) on the same day will be executed at the Class's NAV calculated as of the close of regular trading on the NYSE on that day. Your broker/dealer or financial advisor is responsible for forwarding your order to Seligman Advisors before the close of business.

If your buy or sell order is received by your broker/dealer or financial advisor after the close of regular trading on the NYSE, or is accepted by Seligman Advisors after the close of business, the order will be executed at the Class's NAV calculated as of the close of regular trading on the next NYSE trading day. When you sell shares, you receive the Class's per share NAV, less any applicable CDSC.


The NAV of a Fund's shares is determined each day, Monday through Friday, on days that the NYSE is open for trading. Because of their higher 12b-1 fees, the NAV of Class D shares will generally be lower than the NAV of Class A shares.

Securities owned by a Fund are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Board of Directors or Trustees, as applicable.


                                       45
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OPENING YOUR ACCOUNT

The Funds' shares are sold through authorized broker/dealers or financial advisors who have sales agreements with Seligman Advisors. There are several programs under which you may be eligible for reduced sales charges. Ask your financial advisor if any of these programs apply to you.

To make your initial investment in a Fund, contact your financial advisor or complete an account application and send it with your check directly to SDC at the address provided on the account application. If you do not choose a Class, your investment will automatically be made in Class A shares.

The required minimum initial investments are:

     o    Regular (non-retirement) accounts: $1,000

     o    For accounts opened concurrently with Invest-A-Check(R):
          $100 to open if you will be making monthly investments
          $250 to open if you will be making quarterly investments


If you buy shares by check and subsequently sell the shares, SDC will not send your proceeds until your check clears, which could take up to 15 calendar days from the date of your purchase.

You will be sent a statement confirming your purchase, and any subsequent transactions in your account. You will also be sent at least annually, a statement detailing all your transactions in the Fund and all other Seligman funds you own. Duplicate account statements will be sent to you free of charge for the current year and most recent prior year. Copies of year-end statements for prior years are available for a fee of $10 per year, per account, with a maximum charge of $150 per account request. Send your request and a check for the fee to SDC.


     If you want to be able to buy, sell, or exchange shares by telephone, you should complete an application when you open your account. This will prevent you from having to complete a supplemental election form (which may require a signature guarantee) at a later date.

HOW TO BUY ADDITIONAL SHARES

After you have made your initial investment, there are many options available to make additional purchases of Fund shares. Shares may be purchased through your authorized broker/dealer or financial advisor, or you may send a check directly to SDC. Please provide either an investment slip or a note that provides your name(s), Fund name, and account number. Your investment will be made in the Class you already own.

Send investment checks to:

                 Seligman Data Corp.
                 P.O. Box 9766
                 Providence, RI 02940-5051


Your check must be in US dollars and be drawn on a US bank. You may not use third party or credit card convenience checks for investment.



                                       46
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

You may also use the following account services to make additional investments:

Invest-a-Check(R). You may buy Fund shares electronically from a savings or checking account of an Automated Clearing House (ACH) member bank. If your bank is not a member of ACH, the Fund will debit your checking account by preauthorized checks. You may buy Fund shares at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you use Invest-A-Check(R), you must continue to make automatic investments until the Fund's minimum initial investment of $1,000 is met or your account may be closed.

Automatic Dollar-Cost-Averaging. If you have at least $5,000 in Seligman Cash Management Fund, you may exchange uncertificated shares of that fund to buy shares of the same class of any Seligman mutual fund at regular monthly intervals in fixed amounts of $100 or more or regular quarterly intervals in fixed amounts of $250 or more. If you exchange Class A shares, you may pay an initial sales charge to buy shares.


Automatic CD Transfer. You may instruct your bank to invest the proceeds of a maturing bank certificate of deposit (CD) in shares of the Fund. If you wish to use this service, contact SDC or your financial advisor to obtain the necessary forms. Because your bank may charge you a penalty, it is not normally advisable to withdraw CD assets before maturity.


Dividends From Other Investments. You may have your dividends from other companies paid to the Fund. (Dividend checks must include your name, account number, Fund name and Class of shares.) Direct Deposit. You may buy Fund shares electronically with funds from your employer, the IRS or any other institution that provides direct deposit. Call SDC for more information.

Seligman Time Horizon Matrix(SM). (Requires an initial total investment of $10,000.) This is a needs-based investment process, designed to help you and your financial advisor plan to seek your long-term financial goals. It considers your financial needs, and helps frame a personalized asset allocation strategy around the cost of your future commitments and the time you have to meet them. Contact your financial advisor for more information.

Seligman Harvester. If you are a retiree or nearing retirement, this program is designed to help you establish an investment strategy that seeks to meet your income needs throughout your retirement. The strategy is customized to your personal financial situation by allocating your assets to seek to address your income requirements, and prioritizing your expenses and establishing a prudent withdrawal schedule.

HOW TO EXCHANGE SHARES BETWEEN THE SELIGMAN MUTUAL FUNDS

You may sell Fund shares to buy shares of the same Class of another Seligman mutual fund, or you may sell shares of another Seligman mutual fund to buy Fund shares. Exchanges will be made at each fund's respective NAV. You will not pay an initial sales charge when you exchange, unless you exchange Class A shares of Seligman Cash Management Fund to buy shares of a Fund or another Seligman mutual fund.


Only your dividend and capital gain distribution options and telephone services will be automatically carried over to any new fund account. If you wish to carry over any other account options (for example, Invest-a-Check(R) or Systematic Withdrawals) to the new fund, you must specifically request so at the time of your exchange.

If you exchange into a new fund, you must exchange enough to meet the new fund's required minimum initial investment.

Before making an exchange, contact your financial advisor or SDC to obtain the applicable fund prospectus(es), which you should read and understand before investing.



                                       47
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HOW TO SELL SHARES

The easiest way to sell Fund shares is by phone. If you have telephone services, you may be able use this service to sell Fund shares. Restrictions apply to certain types of accounts. Please see "Important Policies That May Affect Your Account."


When you sell Fund shares by phone, a check for the proceeds is sent to your address of record. If you have current ACH bank information on file, you may have the proceeds of the sale of your Fund shares directly deposited into your bank account (typically, 3-4 business days after your shares are sold).


You may always send a written request to sell shares of any Fund. It may take longer to get your money if you send your request by mail.

You may need to provide additional documents to sell shares if you are:

     o    a corporation; o an executor or administrator;
     o    a trustee or custodian; or
     o    in a retirement plan.

If your Fund shares are represented by certificates, you will need to surrender the certificates to SDC before you sell your shares.

Contact your financial advisor or SDC's Shareholder Services Department for information on selling your shares under any of the above circumstances.

You   will need to guarantee your signature(s) if the proceeds are:

     (1)  $50,000 or more;
     (2)  to be paid to someone other than all account owners, or
     (3)  mailed to other than your address of record.

----------------------------------------
Signature Guarantee:

Protects you and the Funds from fraud.
It guarantees that a signature is
genuine. A guarantee must be obtained
from an eligible financial institution.
Notarization by a notary public is not
an acceptable guarantee.
----------------------------------------

You may also use the following account services to sell shares:

Systematic Withdrawal Plan. If you have at least $5,000 in a Fund, you may withdraw (sell) a fixed amount (minimum of $50) of uncertificated shares at regular intervals. A check will be sent to you at your address of record or, if you have current ACH bank information on file, you may have your payments directly deposited to your predesignated bank account in 3-4 business days after your shares are sold. If you bought $1,000,000 or more of Class A shares without an initial sales charge, your withdrawals may be subject to a 1% CDSC if they occur within 18 months of purchase. If you own Class D shares and reinvest your dividends and capital gain distributions, you may withdraw 10% of the value of your Fund account (at the time of election) annually without a CDSC.

Check Redemption Service. If you have at least $25,000 in a Fund, you may use this service to draw checks against your Fund account in amounts of $500 or more. If you have shares represented by certificates, those shares will not be available to draw checks against. If you bought $1,000,000 or more of Class A shares without an initial sales charge, you may be subject to a 1% CDSC if you draw checks against the shares within 18 months of purchase. If you own Class D shares, you may only draw checks against shares that have been held for one year or more. If you did not elect this service on your account application, you must complete a supplemental election form to add this service to your account. Contact SDC for more information.


                                       48
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

IMPORTANT POLICIES THAT MAY AFFECT YOUR ACCOUNT


To protect you and other shareholders, each Fund reserves the right to:


     o    Refuse an exchange request if:

          1. you have exchanged twice from the same fund in any three-month period.

          2. the amount you wish to exchange equals the lesser of $1,000,000 or 1% of a Fund's net assets, or

          3. you or your financial advisor have been advised that previous patterns of purchases and sales or exchanges have been considered excessive.

     o    Refuse any request to buy Fund shares.

     o    Reject any request received by telephone.

     o    Suspend or terminate telephone services.

     o    Reject a signature guarantee that SDC believes may be fraudulent.

     o    Close your fund account if its value falls below $500.

     o Close your account if it does not have a certified taxpayer identification number.

Telephone Services


You and your broker/dealer or financial advisor representative or financial advisor will be able to place the following requests by telephone, unless you indicate on your account application that you do not want telephone services:

     o Sell uncertificated shares (up to $50,000 per day, payable to account owner(s) and mailed to address of record)

     o Exchange shares between funds o Change dividend and/or capital gain distribution options

     o    Change your address

     o    Establish systematic withdrawals to address of record


If you do not complete an account application when you open your account, telephone services must be elected on a supplemental election form.

Restrictions apply to certain types of accounts:

     o Trust accounts on which the current trustee is not listed may not sell Fund shares by phone.

     o    Corporations may not sell Fund shares by phone.

     o IRAs may only exchange Fund shares or request address changes by phone.

     o Group retirement plans may not sell Fund shares by phone; plans that allow participants to exchange by phone must provide a letter of authorization signed by the plan custodian or trustee and provide a supplemental election form signed by all plan participants.

Unless you have current ACH bank information on file, you will not be able to sell Fund shares by phone within thirty days following an address change. Your request must be communicated to an SDC representative.

You may not request any phone transactions via the automated access line.


You may cancel telephone services at any time by sending a written request to SDC. Each account owner, by accepting or adding telephone services, authorizes each of the other owners to make requests by phone. Your broker/dealer or financial advisor representative or financial advisor may not establish telephone services without your written authorization. SDC will send written confirmation to the address of record when telephone services are added or terminated.


During times of heavy call volume, you may not be able to get through to SDC by phone to request a sale or exchange of shares. In this case, you may need to write, and it may take longer for your request to be processed. A Fund's NAV may fluctuate during this time.

The Funds and SDC will not be liable for processing requests received by phone as long as it was reasonable to believe that the request was genuine.

Reinstatement Privilege


If you sell Fund shares, you may, within 120 calendar days, use part or all of the proceeds to buy shares of the same Fund or any other Seligman mutual fund (reinstate your investment) without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC paid. This privilege is available only once each calendar year. Contact your financial advisor for more information. You should consult your tax advisor concerning possible tax consequences of exercising this privilege.



                                       49
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS


Each Fund generally declares any dividends from net investment income daily and pays dividends on the 17th of each month. If the 17th day of a month falls on a weekend or on a NYSE holiday, the dividend will be distributed on the previous business day. The Funds distribute net capital gains realized on investments annually. It is expected that the Funds' distributions will be primarily income dividends.


----------------------------------------
Dividend:

A payment by a mutual fund, usually
derived from the fund's net investment
income (dividends and interest earned on portfolio securities less expenses).

Capital Gain Distribution:

A payment to mutual fund shareholders
which represents profits realized on the sale of securities in a Fund's portfolio.

Ex-dividend Date:

The day on which any declared
distributions (dividends or capital
gains) are deducted from the Fund's
assets before it calculates its NAV.
----------------------------------------


You may elect to:

(1)  reinvest both dividends and capital gain distributions;

(2)  receive dividends in cash and reinvest capital gain distributions; or

(3)  receive both dividends and capital gain distributions in cash.


Your dividends and capital gain distributions will be reinvested if you do not instruct otherwise.

If you want to change your election, you may write SDC at the address listed on the back cover of this prospectus, or, if you have telephone services, you or your financial advisor may call SDC. Your request must be received by SDC before the record date to be effective for that dividend or capital gain distribution.

Cash dividends or capital gain distributions will be sent by check to your address of record or, if you have current ACH bank information on file, directly deposited into your predesignated bank account within 3-4 business days from the payable date.

Dividends and capital gain distributions are reinvested to buy additional shares on the payable date using the NAV of the payable date.

Dividends on Class D shares will be lower than the dividends on Class A shares as a result of their higher 12b-1 fees. Capital gain distributions, if any, will be paid in the same amount for each Class.

TAXES

The Funds intend to pay dividends that are exempt from regular income tax. A Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Income exempt from federal tax may be subject to state and local tax. If you wish more specific information on the possible tax consequences of investing in a particular Fund, you should read that Fund's Statement of Additional Information.

Any capital gains distributed by a Fund may be taxable, whether you take them in cash or reinvest them to buy additional Fund shares. Capital gains may be taxed at different rates depending on the length of time the Fund holds its assets.

When you sell Fund shares, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you held your shares for more than one year, or as a short-term capital gain or loss if you held your shares for one year or less. However, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize will be treated as a long-term capital loss to the extent that it offsets the long-term capital gain distribution.

 An exchange of Fund shares is a sale and may result in a gain or loss for federal income tax purposes.

Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. Because each shareholder's situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.


                                       50
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Financial Highlights



The tables below are intended to help you understand the financial performance of each Fund's Classes for the past five years or, if less than five years, the period of the Class's operations. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any sales charges. Deloitte & Touche LLP, independent auditors, have audited this information for each Fund. Their report, along with the financial statements, is included in each Fund's annual report, which is available upon request.


NATIONAL FUND

                                                       CLASS A                                            CLASS D
                                     ----------------------------------------------    --------------------------------------------
                                                  Year ended September 30,                         Year ended September 30,
                                     ----------------------------------------------    --------------------------------------------
                                                                                                                         2/1/94(1)
                                       1998     1997     1996      1995       1994      1998     1997    1996     1995  to 9/30/94
                                     --------  -------  -------  --------   -------    ------   ------  ------   ------ -----------
Per Share Data:*
Net asset value, beginning
  of period ........................    $8.01    $7.70    $7.58     $7.18     $8.72     $8.02    $7.70   $7.57    $7.18   $8.20
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Income from investment operations:
  Net investment income ............      .39     0.39     0.40      0.40      0.41      0.32     0.32    0.33     0.32    0.22
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
  Net gains or losses on securities
    (both realized and unrealized)..      .31     0.31     0.12      0.40     (1.04)     0.29     0.32    0.13     0.39   (1.02)
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Total from investment operations ...     0.70     0.70     0.52      0.80     (0.63)     0.61     0.64    0.46     0.71   (0.80)
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
 Less distributions:
  Dividends (from net
    investment income) .............    (0.39)   (0.39)   (0.40)    (0.40)    (0.41)    (0.32)   (0.32)  (0.33)   (0.32)  (0.22)
  Distributions (from capital gains)      --       --       --        --      (0.50)      --       --      --       --      --
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Total distributions ................    (0.39)   (0.39)   (0.40)    (0.40)    (0.91)    (0.32)   (0.32)  (0.33)   (0.32)  (0.22)
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Net asset value, end of period .....    $8.32    $8.01    $7.70     $7.58     $7.18     $8.31    $8.02   $7.70    $7.57   $7.18
                                        =====    =====    =====     =====     =====     =====    =====   =====    =====   =====
Total return .......................     9.00%    9.40%    6.97%    11.48%    (7.83)%    7.76%    8.56%   6.13%   10.17%  (9.96)%(2)
Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ................... $101,909  $97,481  $98,767  $104,184  $111,374    $7,392   $2,279  $4,826   $1,215    $446
Ratio of expenses to average
  net assets .......................     0.80%    0.84%    0.80%     0.86%     0.85%     1.71%    1.75%   1.67%    1.95%   1.76%(3)
Ratio of net income to
  average net assets ...............     4.82%    5.05%    5.19%     5.46%     5.30%     3.91%    4.15%   4.27%    4.40%   4.37%(3)
Portfolio turnover rate ............    18.00%   20.63%   33.99%    24.91%    24.86%    18.00%   20.63%  33.99%   24.91%  24.86%(4)



----------
See footnotes on page 60.


                                       51
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA HIGH-YIELD FUND



                                                       CLASS A                                            CLASS D
                                     ----------------------------------------------    --------------------------------------------
                                                  Year ended September 30,                         Year ended September 30,
                                     ----------------------------------------------    --------------------------------------------
                                                                                                                         2/1/94(1)
                                       1998     1997     1996      1995       1994      1998     1997    1996     1995  to 9/30/94
                                     --------  -------  -------  --------   -------    ------   ------  ------   ------ -----------
Per Share Data:*
Net asset value, beginning
  of period ........................    $6.61    $6.50    $6.47     $6.30     $6.73     $6.61    $6.51   $6.48    $6.31   $6.67
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Income from investment operations:
  Net investment income ............     0.32     0.34     0.36      0.37      0.37      0.26     0.28    0.30     0.31    0.21
  Net gains or losses on securities
    (both realized and unrealized)..     0.22     0.20     0.05      0.17     (0.34)     0.22     0.19    0.05     0.17   (0.36)
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Total from investment operations ...     0.54     0.54     0.41      0.54      0.03      0.48     0.47    0.35     0.48   (0.15)
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Less distributions:
  Dividends (from net
    investment income) .............    (0.32)   (0.34)   (0.36)    (0.37)    (0.37)    (0.26)   (0.28)  (0.30)   (0.31)  (0.21)
  Distributions (from capital gains)    (0.03)   (0.09)   (0.02)     --       (0.09)    (0.03)   (0.09)  (0.02)    --      --
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Total distributions ................    (0.35)   (0.43)   (0.38)    (0.37)    (0.46)    (0.29)   (0.37)  (0.32)   (0.31)  (0.21)
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Net asset value, end of period .....    $6.80    $6.61    $6.50     $6.47     $6.30     $6.80    $6.61   $6.51    $6.48   $6.31
                                        =====    =====    =====     =====     =====     =====    =====   =====    =====   =====
Total return .......................     8.45%    8.74%    6.49%     8.85%     0.41%     7.47%    7.60%   5.53%    7.78%  (2.47)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................  $58,374  $52,883  $50,264   $51,504   $48,007    $6,393   $3,320  $1,919   $1,277    $650
Ratio of expenses to average
  net assets .......................     0.82%    0.87%    0.84%     0.90%     0.85%     1.73%    1.77%   1.74%    1.91%   1.74%(3)
Ratio of net income to
  average net assets ...............     4.81%    5.26%    5.49%     5.84%     5.74%     3.90%    4.36%   4.59%    4.84%   4.73%(3)
Portfolio turnover rate ............    10.75%   22.42%   34.75%    17.64%     8.36%    10.75%   22.42%  34.75%   17.64%   8.36%(4)

CALIFORNIA QUALITY FUND

Per Share Data:*
Net asset value, beginning
  of period ........................    $6.99    $6.75    $6.65     $6.39     $7.28     $6.97    $6.74   $6.63    $6.38   $7.13
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Income from investment operations:
  Net investment income ............     0.33     0.34     0.35      0.34      0.35      0.27     0.28    0.28     0.28    0.19
  Net gains or losses on securities
    (both realized and unrealized) .     0.25     0.24     0.11      0.32     (0.73)     0.25     0.23    0.12     0.31   (0.75)
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Total from investment operations ...     0.58     0.58     0.46      0.66     (0.38)     0.52     0.51    0.40     0.59   (0.56)
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Less distributions:
  Dividends (from net
    investment income) .............    (0.33)   (0.34)   (0.35)    (0.34)    (0.35)    (0.27)   (0.28)  (0.28)   (0.28)  (0.19)
  Distributions (from capital gains)    (0.03)    --      (0.01)    (0.06)    (0.16)    (0.03)    --     (0.01)   (0.06)   --
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Total distributions ................    (0.36)   (0.34)   (0.36)    (0.40)    (0.51)    (0.30)   (0.28)  (0.29)   (0.34)  (0.19)
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Net asset value, end of period .....    $7.21    $6.99    $6.75     $6.65     $6.39     $7.19    $6.97   $6.74    $6.63   $6.38
                                        =====    =====    =====     =====     =====     =====    =====   =====    =====   =====
Total return .......................     8.67%    8.87%    7.00%    10.85%    (5.46)%    7.71%    7.75%   6.20%    9.61%  (8.01)%(2)
Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................  $87,522  $86,992  $95,560   $94,947   $99,020    $2,302   $1,677  $1,645     $863    $812
Ratio of expenses to average
  net assets .......................     0.77%    0.82%    0.79%     0.89%     0.81%     1.68%    1.72%   1.69%    1.88%   1.77%(3)
Ratio of net income to
  average net assets ...............     4.75%    4.99%    5.11%     5.34%     5.20%     3.84%    4.09%   4.21%    4.36%   4.39%(3)
Portfolio turnover rate ............    30.82%   12.16%   12.84%    11.24%    22.16%    30.82%   12.16%  12.84%   11.24%  22.16%(4)



----------
See footnotes on page 60.


                                       52
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

COLORADO FUND



                                                       CLASS A                                            CLASS D
                                     ----------------------------------------------     -------------------------------------------
                                                  Year ended September 30,                         Year ended September 30,
                                     ----------------------------------------------     -------------------------------------------
                                                                                                                         2/1/94(1)
                                       1998     1997     1996      1995       1994      1998     1997    1996     1995  to 9/30/94
                                     --------  -------  -------  --------   -------     -----   ------  ------   ------ -----------
Per Share Data:*
Net asset value, beginning
  of period ........................    $7.42    $7.27    $7.30     $7.09     $7.76     $7.42    $7.27   $7.29    $7.09   $7.72
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Income from investment operations:
  Net investment income ............     0.36     0.37     0.37      0.38      0.37      0.29     0.30    0.31     0.30    0.20
  Net gains or losses on securities
    (both realized and unrealized)..     0.22     0.15    (0.03)     0.21     (0.59)     0.21     0.15   (0.02)    0.20   (0.63)
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Total from investment operations ...     0.58     0.52     0.34      0.59     (0.22)     0.50     0.45    0.29     0.50   (0.43)
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Less distributions:
  Dividends (from net
    investment income) .............    (0.36)   (0.37)   (0.37)    (0.38)    (0.37)    (0.29)   (0.30)  (0.31)   (0.30)  (0.20)
  Distributions (from capital gains)      --       --       --        --      (0.08)      --       --      --       --      --
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Total distributions ................    (0.36)   (0.37)   (0.37)    (0.38)    (0.45)    (0.29)   (0.30)  (0.31)   (0.30)  (0.20)
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Net asset value, end of period .....    $7.64    $7.42    $7.27     $7.30     $7.09     $7.63    $7.42   $7.27    $7.29   $7.09
                                        =====    =====    =====     =====     =====     =====    =====   =====    =====   =====
Total return .......................     8.03%    7.30%    4.76%     8.56%    (2.92)%    6.90%    6.34%   3.95%    7.26%  (5.73)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................  $45,583  $49,780  $52,295   $54,858   $58,197      $344     $238    $255     $193     $96
Ratio of expenses to average
  net assets .......................     0.90%    0.90%    0.85%     0.93%     0.86%     1.80%    1.81%   1.75%    2.02%   1.78%(3)
Ratio of net income to
  average net assets ...............     4.80%    5.01%    5.07%     5.31%     5.06%     3.90%    4.10%   4.17%    4.23%   4.05%(3)
Portfolio turnover rate ............    28.66%    3.99%   12.39%    14.70%    10.07%    28.66%    3.99%  12.39%   14.70%  10.07%(4)


FLORIDA FUND

Per Share Data:*
Net asset value, beginning
  of period ........................    $7.80    $7.67    $7.71     $7.34     $8.20     $7.81    $7.68   $7.72    $7.34   $8.10
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Income from investment operations:
  Net investment income**...........     0.35     0.36     0.38      0.40      0.42      0.29     0.30    0.32     0.34    0.24
  Net gains or losses on securities
    (both realized and unrealized)..     0.34     0.23     0.04      0.37     (0.74)     0.34     0.23    0.04     0.38   (0.76)
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Total from investment operations ...     0.69     0.59     0.42      0.77     (0.32)     0.63     0.53    0.36     0.72   (0.52)
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
 Less distributions:
  Dividends (from net
    investment income) .............    (0.35)   (0.36)   (0.38)    (0.40)    (0.42)    (0.29)   (0.30)  (0.32)   (0.34)  (0.24)
  Distributions (from capital gains)    (0.07)   (0.10)   (0.08)     --       (0.12)    (0.07)   (0.10)  (0.08)    --      --
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Total distributions ................    (0.42)   (0.46)   (0.46)    (0.40)    (0.54)    (0.36)   (0.40)  (0.40)   (0.34)  (0.24)
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Net asset value, end of period .....    $8.07    $7.80    $7.67     $7.71     $7.34     $8.08    $7.81   $7.68    $7.72   $7.34
                                        =====    =====    =====     =====     =====     =====    =====   =====    =====   =====
Total return .......................     9.16%    8.01%    5.54%    10.87%    (3.99)%    8.32%    7.18%   4.74%   10.07%  (6.64)%(2)
Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................  $42,464  $42,024  $45,200   $49,030   $49,897    $1,940   $1,678  $1,277     $603    $244
Ratio of expenses to average
  net assets**......................     1.00%    1.04%    0.97%     0.72%     0.42%     1.77%    1.81%   1.73%    1.66%   1.29%(3)
Ratio of net income to average
  net assets**......................     4.45%    4.70%    4.90%     5.38%     5.49%     3.68%    3.93%   4.14%    4.53%   4.61%(3)
Portfolio turnover rate ............     6.73%   33.68%   18.53%    11.82%     6.17%     6.73%   33.68%  18.53%   11.82%   6.17%(4)



----------
See footnotes on page 60.

                                       53
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

GEORGIA FUND



                                                       CLASS A                                            CLASS D
                                     ----------------------------------------------     -------------------------------------------
                                                  Year ended September 30,                         Year ended September 30,
                                     ----------------------------------------------     -------------------------------------------
                                                                                                                         2/1/94(1)
                                       1998     1997     1996      1995       1994      1998     1997    1996     1995  to 9/30/94
                                     --------  -------  -------  --------   -------     -----   ------  ------   ------ -----------
Per Share Data:*
Net asset value, beginning
  of period ........................    $8.12    $7.87    $7.81     $7.48     $8.43     $8.13    $7.88   $7.82    $7.49   $8.33
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Income from investment operations:
  Net investment income**...........     0.38     0.38     0.39      0.39      0.41      0.30     0.31    0.32     0.32    0.22
  Net gains or losses on securities
    (both realized and unrealized)..     0.29     0.28     0.11      0.43     (0.86)     0.30     0.28    0.11     0.43   (0.84)
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Total from investment operations ...     0.67     0.66     0.50      0.82     (0.45)     0.60     0.59    0.43     0.75   (0.62)
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Less distributions:
  Dividends (from net
    investment income) .............    (0.38)   (0.38)   (0.39)    (0.39)    (0.41)    (0.30)   (0.31)  (0.32)   (0.32)  (0.22)
  Distributions (from capital gains)    (0.03)   (0.03)   (0.05)    (0.10)    (0.09)    (0.03)   (0.03)  (0.05)   (0.10)   --
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Total distributions ................    (0.41)   (0.41)   (0.44)    (0.49)    (0.50)    (0.33)   (0.34)  (0.37)   (0.42)  (0.22)
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Net asset value, end of period .....    $8.38    $8.12    $7.87     $7.81     $7.48     $8.40    $8.13   $7.88    $7.82   $7.49
                                        =====    =====    =====     =====     =====     =====    =====   =====    =====   =====
Total return .......................     8.44%    8.65%    6.56%    11.66%    (5.52)%    7.59%    7.67%   5.60%   10.58%  (7.57)%(2)
Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................  $48,424  $50,614  $50,995   $57,678   $61,466    $2,809   $2,640  $2,327   $2,079    $849
Ratio of expenses to average
  net assets**......................     0.89%    0.89%    0.83%     0.91%     0.73%     1.80%    1.79%   1.73%    1.90%   1.76%(3)
Ratio of net income to
  average net assets**..............     4.57%    4.82%    4.94%     5.26%     5.21%     3.66%    3.92%   4.03%    4.28%   4.28%(3)
Portfolio turnover rate ............     2.92%   12.28%   16.24%     3.36%    19.34%     2.92%   12.28%  16.24%    3.36%  19.34%(4)


LOUISIANA FUND

Per Share Data:*
Net asset value, beginning
  of period ........................    $8.28    $8.16    $8.14     $7.94     $8.79     $8.27    $8.16   $8.14    $7.94   $8.73
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Income from investment operations:
  Net investment income ............     0.41     0.41     0.42      0.43      0.44      0.33     0.34    0.35     0.35    0.24
  Net gains or losses on securities
    (both realized and unrealized)..     0.24     0.23     0.08      0.34     (0.77)     0.24     0.22    0.08     0.34   (0.79)
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Total from investment operations ...     0.65     0.64     0.50      0.77     (0.33)     0.57     0.56    0.43     0.69   (0.55)
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Less distributions:
  Dividends (from net
    investment income) .............    (0.41)   (0.41)   (0.42)    (0.43)    (0.44)    (0.33)   (0.34)  (0.35)   (0.35)  (0.24)
  Distributions (from capital gains)    (0.01)   (0.11)   (0.06)    (0.14)    (0.08)    (0.01)   (0.11)  (0.06)   (0.14)   --
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Total distributions ................    (0.42)   (0.52)   (0.48)    (0.57)    (0.52)    (0.34)   (0.45)  (0.41)   (0.49)  (0.24)
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Net asset value, end of period .....    $8.51    $8.28    $8.16     $8.14     $7.94     $8.50    $8.27   $8.16    $8.14   $7.94
                                        =====    =====    =====     =====     =====     =====    =====   =====    =====   =====
Total return .......................     8.08%    8.17%    6.32%    10.30%    (3.83)%    7.11%    7.07%   5.37%    9.17%  (6.45)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................  $56,308  $56,199  $57,264   $61,988   $61,441      $837     $509    $389     $465    $704
Ratio of expenses to average
  net assets .......................     0.88%    0.86%    0.82%     0.89%     0.87%     1.78%    1.76%   1.72%    1.91%   1.78%(3)
Ratio of net income to
  average net assets ...............     4.86%    5.08%    5.15%     5.44%     5.31%     3.96%    4.18%   4.25%    4.41%   4.33%(3)
Portfolio turnover rate ............    15.72%   16.08%   10.08%     4.82%    17.16%    15.72%   16.08%  10.08%    4.82%  17.16%(4)



----------
See footnotes on page 60.

                                       54
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MARYLAND FUND



                                                       CLASS A                                            CLASS D
                                     ----------------------------------------------     -------------------------------------------
                                                  Year ended September 30,                         Year ended September 30,
                                     ----------------------------------------------     -------------------------------------------
                                                                                                                         2/1/94(1)
                                       1998     1997     1996      1995       1994      1998     1997    1996     1995  to 9/30/94
                                     --------  -------  -------  --------   -------     -----   ------  ------   ------ -----------
Per Share Data:*
Net asset value, beginning
  of period ........................    $8.14    $7.99     $7.96    $7.71      $8.64     $8.15   $7.99   $7.97    $7.72   $8.46
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Income from investment operations:
  Net investment income ............     0.40     0.40      0.40     0.41       0.42      0.32    0.33    0.33     0.33    0.23
  Net gains or losses on securities
    (both realized and unrealized)..     0.23     0.19      0.06     0.38      (0.76)     0.23    0.20    0.05     0.38   (0.74)
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Total from investment operations ...     0.63     0.59      0.46     0.79      (0.34)     0.55    0.53    0.38     0.71   (0.51)
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Less distributions:
  Dividends (from net
    investment income) .............    (0.40)   (0.40)    (0.40)   (0.41)     (0.42)    (0.32)  (0.33)  (0.33)   (0.33)  (0.23)
  Distributions (from capital gains)    (0.05)   (0.04)    (0.03)   (0.13)     (0.17)    (0.05)  (0.04)  (0.03)   (0.13)   --
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Total distributions ................    (0.45)   (0.44)    (0.43)   (0.54)     (0.59)    (0.37)  (0.37)  (0.36)   (0.46)  (0.23)
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Net asset value, end of period .....    $8.32    $8.14     $7.99    $7.96      $7.71     $8.33   $8.15   $7.99    $7.97   $7.72
                                        =====    =====    =====     =====     =====     =====    =====   =====    =====   =====
Total return .......................     7.89%    7.64%     6.00%   10.90%     (4.08)%    6.91%   6.80%   4.91%    9.75%  (6.21)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................  $54,891  $52,549   $54,041  $56,290    $57,263    $3,128  $2,063  $2,047     $630    $424
Ratio of expenses to average
  net assets .......................     0.89%    0.90%     0.84%    0.96%      0.92%     1.80%   1.81%   1.72%    2.02%   1.80%(3)
Ratio of net income to
  average net assets ...............     4.82%    4.99%     5.05%    5.31%      5.17%     3.91%   4.08%   4.14%    4.27%   4.26%(3)
Portfolio turnover rate ............     7.59%   14.79%     5.56%    3.63%     17.68%     7.59%  14.79%   5.56%    3.63%  17.68%(4)



MASSACHUSETTS FUND

Per Share Data:*
Net asset value, beginning
  of period ........................    $7.99    $7.85     $7.91    $7.66      $8.54     $7.99   $7.84   $7.90    $7.66   $8.33
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Income from investment operations:
  Net investment income ............     0.38     0.40      0.41     0.42       0.44      0.31    0.33    0.34     0.34    0.24
  Net gains or losses on securities
    (both realized and unrealized)..     0.37     0.22      0.05     0.28      (0.67)     0.36    0.23    0.05     0.27   (0.67)
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Total from investment operations ...     0.75     0.62      0.46     0.70      (0.23)     0.67    0.56    0.39     0.61   (0.43)
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Less distributions:
  Dividends (from net
    investment income) .............    (0.38)   (0.40)    (0.41)   (0.42)     (0.44)    (0.31)  (0.33)  (0.34)   (0.34)  (0.24)
  Distributions (from capital gains)    (0.09)   (0.08)    (0.11)   (0.03)     (0.21)    (0.09)  (0.08)  (0.11)   (0.03)   --
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Total distributions ................    (0.47)   (0.48)    (0.52)   (0.45)     (0.65)    (0.40)  (0.41)  (0.45)   (0.37)  (0.24)
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Net asset value, end of period .....    $8.27    $7.99     $7.85    $7.91      $7.66     $8.26   $7.99   $7.84    $7.90   $7.66
                                        =====    =====    =====     =====     =====     =====    =====   =====    =====   =====
Total return .......................     9.80%    8.11%     5.97%    9.58%     (2.94)%    8.68%   7.29%   5.01%    8.33%  (5.34)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ................... $109,328 $110,011  $109,872 $115,711   $120,149    $1,468  $1,245  $1,405     $809  $1,099
Ratio of expenses to average
  net assets .......................     0.80%    0.84%     0.80%    0.86%      0.85%     1.71%   1.74%   1.70%    1.95%   1.78%(3)
Ratio of net income to
  average net assets ...............     4.72%    5.06%     5.24%    5.51%      5.46%     3.81%   4.16%   4.32%    4.47%   4.52%(3)
Portfolio turnover rate ............    13.41%   29.26%    26.30%   16.68%     12.44%    13.41%  29.26%  26.30%   16.68%  12.44%(4)



----------
See footnotes on page 60.

                                       55
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MICHIGAN FUND



                                                       CLASS A                                            CLASS D
                                     ----------------------------------------------     -------------------------------------------
                                                  Year ended September 30,                         Year ended September 30,
                                     ----------------------------------------------     -------------------------------------------
                                                                                                                         2/1/94(1)
                                       1998     1997     1996      1995       1994      1998     1997    1996     1995  to 9/30/94
                                     --------  -------  -------  --------   -------     -----   ------  ------   ------ -----------
Per Share Data:*
Net asset value, beginning
  of period ........................    $8.60    $8.46    $8.54     $8.28     $9.08     $8.59    $8.45   $8.54    $8.28   $9.01
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Income from investment operations:
  Net investment income ............     0.41     0.43     0.45      0.46      0.46      0.33     0.36    0.37     0.37    0.25
  Net gains or losses on securities
    (both realized and unrealized)       0.30     0.23     0.06      0.30     (0.71)     0.30     0.23    0.05     0.30   (0.73)
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Total from investment operations ...     0.71     0.66     0.51      0.76     (0.25)     0.63     0.59    0.42     0.67   (0.48)
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Less distributions:
  Dividends (from net
    investment income) .............    (0.41)   (0.43)   (0.45)    (0.46)    (0.46)    (0.33)   (0.36)  (0.37)   (0.37)  (0.25)
  Distributions (from capital gains)    (0.07)   (0.09)   (0.14)    (0.04)    (0.09)    (0.07)   (0.09)  (0.14)   (0.04)   --
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Total distributions ................    (0.48)   (0.52)   (0.59)    (0.50)    (0.55)    (0.40)   (0.45)  (0.51)   (0.41)  (0.25)
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Net asset value, end of period .....    $8.83    $8.60    $8.46     $8.54     $8.28     $8.82    $8.59   $8.45    $8.54   $8.28
                                        =====    =====    =====     =====     =====     =====    =====   =====    =====   =====
Total return .......................     8.63%    8.16%    6.16%     9.56%    (2.90)%    7.66%    7.19%   5.09%    8.36%  (5.47)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ................... $144,161 $143,370 $148,178  $151,589  $151,095    $1,841   $1,845  $1,486   $1,172    $671
Ratio of expenses to average
  net assets .......................     0.79%    0.81%    0.78%     0.87%     0.84%     1.70%    1.71%   1.68%    2.01%   1.75%(3)
Ratio of net income to
  average net assets ...............     4.78%    5.13%    5.29%     5.50%     5.32%     3.87%    4.23%   4.39%    4.40%   4.40%(3)
Portfolio turnover rate ............    23.60%   10.98%   19.62%    20.48%    10.06%    23.60%   10.98%  19.62%   20.48%  10.06%(4)


MINNESOTA FUND

Per Share Data:*
Net asset value, beginning
  of period ........................    $7.79    $7.68    $7.82     $7.72     $8.28     $7.79    $7.68   $7.82    $7.73   $8.22
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Income from investment operations:
  Net investment income ............     0.38     0.40     0.42      0.45      0.45      0.31     0.33    0.35     0.38    0.25
  Net gains or losses on securities
    (both realized and unrealized) .     0.20     0.11    (0.12)     0.11     (0.44)     0.20     0.11   (0.12)    0.10   (0.49)
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Total from investment operations ...     0.58     0.51     0.30      0.56      0.01      0.51     0.44    0.23     0.48   (0.24)
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Less distributions:
  Dividends (from net
    investment income) .............    (0.38)   (0.40)   (0.42)    (0.45)    (0.45)    (0.31)   (0.33)  (0.35)   (0.38)  (0.25)
  Distributions (from capital gains)    (0.01)      --    (0.02)    (0.01)    (0.12)    (0.01)     --    (0.02)   (0.01)    --
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Total distributions ................    (0.39)   (0.40)   (0.44)    (0.46)    (0.57)    (0.32)   (0.33)  (0.37)   (0.39)  (0.25)
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Net asset value, end of period .....    $7.98    $7.79    $7.68     $7.82     $7.72     $7.98    $7.79   $7.68    $7.82   $7.73
                                        =====    =====    =====     =====     =====     =====    =====   =====    =====   =====
Total return .......................     7.68%    6.85%    3.99%     7.61%     0.12%     6.71%    5.89%   3.06%    6.45%  (3.08)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ................... $121,374 $121,674 $126,173  $132,716  $134,990    $2,103   $1,799  $2,036   $2,237  $1,649
Ratio of expenses to average
  net assets .......................     0.81%    0.85%    0.81%     0.87%      0.85%    1.72%    1.75%   1.71%    1.85%   1.74%(3)
Ratio of net income to
  average net assets ...............     4.87%    5.21%    5.47%     5.89%      5.70%    3.96%    4.31%   4.57%    4.92%   4.68%(3)
Portfolio turnover rate ............    21.86%    6.88%   26.89%     5.57%      3.30%   21.86%    6.88%  26.89%    5.57%   3.30%(4)



----------
See footnotes on page 60.

                                       56
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MISSOURI FUND



                                                       CLASS A                                            CLASS D
                                     ----------------------------------------------     -------------------------------------------
                                                  Year ended September 30,                         Year ended September 30,
                                     ----------------------------------------------     -------------------------------------------
                                                                                                                         2/1/94(1)
                                       1998     1997     1996      1995       1994      1998     1997    1996     1995  to 9/30/94
                                     --------  -------  -------  --------   -------     -----   ------  ------   ------ -----------
Per Share Data:*
Net asset value, beginning
  of period ........................   $7.82     $7.71    $7.70    $7.41      $8.31     $7.82    $7.72   $7.70    $7.41   $8.20
                                       -----     -----    -----    -----      -----     -----    -----   -----    -----   -----
 Income from investment operations:
  Net investment income**...........    0.36      0.38     0.39     0.40       0.40      0.29     0.31    0.32     0.32    0.22
  Net gains or losses on securities
    (both realized and unrealized) .    0.28      0.19     0.08     0.36      (0.79)     0.28     0.18    0.09     0.36   (0.79)
                                        ----      ----     ----     ----      -----      ----     ----    ----     ----   -----
Total from investment operations ...    0.64      0.57     0.47     0.76      (0.39)     0.57     0.49    0.41     0.68   (0.57)
                                        ----      ----     ----     ----      -----      ----     ----    ----     ----   -----
Less distributions:
  Dividends (from net
    investment income) .............   (0.36)    (0.38)   (0.39)   (0.40)     (0.40)    (0.29)   (0.31)  (0.32)   (0.32)  (0.22)
  Distributions (from capital gains)   (0.07)    (0.08)   (0.07)   (0.07)     (0.11)    (0.07)   (0.08)  (0.07)   (0.07)    --
                                       -----     -----    -----    -----      -----     -----    -----   -----    -----
Total distributions ................   (0.43)    (0.46)   (0.46)   (0.47)     (0.51)    (0.36)   (0.39)  (0.39)   (0.39)  (0.22)
                                       -----     -----    -----    -----      -----     -----    -----   -----    -----   -----
Net asset value, end of period .....   $8.03     $7.82    $7.71    $7.70      $7.41     $8.03    $7.82   $7.72    $7.70   $7.41
                                       =====     =====    =====    =====      =====     =====    =====   =====    =====   =====
Total return .......................    8.41%     7.70%    6.27%   10.67%     (4.85)%    7.45%    6.60%   5.46%    9.49%  (7.16)%(2)
Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ................... $49,949   $52,766  $49,941  $51,169    $52,621      $418     $474    $565     $515    $350
Ratio of expenses to average
  net assets**......................    0.89%     0.89%    0.86%    0.88%      0.74%     1.79%    1.80%   1.76%    1.98%   1.70%(3)
Ratio of net income to
  average net assets**..............    4.59%     4.93%    5.03%    5.31%      5.18%     3.69%    4.02%   4.13%    4.23%   4.27%(3)
Portfolio turnover rate ............   21.26%     6.47%    8.04%    3.88%     14.33%    21.26%    6.47%   8.04%    3.88%  14.33%(4)


NEW JERSEY FUND

Per Share Data:*
Net asset value, beginning
  of period ........................   $7.56     $7.60    $7.59    $7.40      $8.24     $7.64    $7.68   $7.67    $7.48   $8.14
                                       -----     -----    -----    -----      -----     -----    -----   -----    -----   -----
Income from investment operations:
  Net investment income**...........    0.35      0.36     0.39     0.39       0.41      0.29     0.31    0.33     0.33    0.23
  Net gains or losses on securities
    (both realized and unrealized) .    0.30      0.21     0.01     0.29      (0.74)     0.30     0.21    0.01     0.29   (0.66)
                                        ----      ----     ----     ----      -----      ----     ----    ----     ----   -----
Total from investment operations ...    0.65      0.57     0.40     0.68      (0.33)     0.59     0.52    0.34     0.62   (0.43)
                                        ----      ----     ----     ----      -----      ----     ----    ----     ----   -----
Less distributions:
  Dividends (from net
    investment income) .............   (0.35)    (0.36)   (0.39)   (0.39)     (0.41)    (0.29)   (0.31)  (0.33)   (0.33)  (0.23)
                                       -----     -----    -----    -----      -----     -----    -----   -----    -----   -----
  Distributions (from capital gains)   (0.08)    (0.25)    --      (0.10)     (0.10)    (0.08)   (0.25)   --      (0.10)    --
                                       -----     -----             -----      -----     -----    -----            -----
Total distributions ................   (0.43)    (0.61)   (0.39)   (0.49)     (0.51)    (0.37)   (0.56)  (0.33)   (0.43)  (0.23)
                                       -----     -----    -----    -----      -----     -----    -----   -----    -----   -----
Net asset value, end of period .....   $7.78     $7.56    $7.60    $7.59      $7.40     $7.86    $7.64   $7.68    $7.67   $7.48
                                       =====     =====    =====    =====      =====     =====    =====   =====    =====   =====
Total return .......................    8.87%     7.96%    5.37%    9.77%     (4.25)%    7.97%    7.10%   4.56%    8.79%  (5.47)%(2)
Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ................... $61,739   $62,597  $66,293  $73,561    $73,942    $1,582   $1,282  $1,152   $1,190    $986
Ratio of expenses to average
  net assets**......................    1.02%     1.06%    1.02%    1.01%      0.90%     1.80%    1.83%   1.79%    1.89%   1.75%(3)
Ratio of net income to
  average net assets**..............    4.54%     4.90%    5.06%    5.29%      5.24%     3.76%    4.13%   4.29%    4.45%   4.37%(3)
Portfolio turnover rate ............   23.37%    20.22%   25.65%    4.66%     12.13%    23.37%   20.22%  25.65%    4.66%  12.13%(4)



----------
See footnotes on page 60.


                                       57
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK FUND



                                                       CLASS A                                            CLASS D
                                     ----------------------------------------------     -------------------------------------------
                                                  Year ended September 30,                         Year ended September 30,
                                     ----------------------------------------------     -------------------------------------------
                                                                                                                         2/1/94(1)
                                       1998     1997     1996      1995       1994      1998     1997    1996     1995  to 9/30/94
                                     --------  -------  -------  --------   -------     -----   ------  ------   ------ -----------
Per Share Data:*
Net asset value, beginning
  of period ........................   $8.28     $7.98    $7.86     $7.67     $8.75     $8.29    $7.98   $7.87    $7.67   $8.55
                                       -----     -----    -----     -----     -----     -----    -----   -----    -----   -----
Income from investment operations:
  Net investment income ............    0.40      0.41     0.42      0.42      0.43      0.32     0.34    0.34     0.34    0.23
  Net gains or losses on securities
    (both realized and unrealized)..    0.40      0.32     0.12      0.36     (0.88)     0.39     0.33    0.11     0.37   (0.88)
                                        ----      ----     ----      ----     -----      ----     ----    ----     ----   -----
Total from investment operations ...    0.80      0.73     0.54      0.78     (0.45)     0.71     0.67    0.45     0.71   (0.65)
                                        ----      ----     ----      ----     -----      ----     ----    ----     ----   -----
Less distributions:
  Dividends (from net
    investment income) .............   (0.40)    (0.41)   (0.42)    (0.42)    (0.43)    (0.32)   (0.34)  (0.34)   (0.34)  (0.23)
                                       -----     -----    -----     -----     -----     -----    -----   -----    -----   -----
  Distributions (from capital gains)   (0.08)    (0.02)    --       (0.17)    (0.20)    (0.08)   (0.02)   --      (0.17)   --
                                       -----     -----              -----     -----     -----    -----            -----
Total distributions ................   (0.48)    (0.43)   (0.42)    (0.59)    (0.63)    (0.40)   (0.36)  (0.34)   (0.51)  (0.23)
                                       -----     -----    -----     -----     -----     -----    -----   -----    -----   -----
Net asset value, end of period .....   $8.60     $8.28    $7.98     $7.86     $7.67     $8.60    $8.29   $7.98    $7.87   $7.67
                                       =====     =====    =====     =====     =====     =====    =====   =====    =====   =====
Total return .......................   10.02%     9.45%    6.97%    10.93%    (5.37)%    8.88%    8.60%   5.86%    9.87%  (7.73)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................  $84,822  $83,528  $82,719   $83,980   $90,914    $2,182   $1,572  $1,152     $885    $476
Ratio of expenses to average
  net assets .......................    0.81%     0.82%    0.77%    0.88%      0.87%     1.72%    1.73%   1.68%    1.96%   1.81%(3)
Ratio of net income to
  average net assets ...............    4.74%     5.09%    5.24%    5.52%      5.31%     3.83%    4.18%   4.33%    4.42%   4.39%(3)
Portfolio turnover rate ............   39.85%    23.83%   25.88%   34.05%     28.19%    39.85%   23.83%  25.88%   34.05%  28.19%(4)


NORTH CAROLINA FUND

Per Share Data:*
Net asset value, beginning
  of period ........................   $8.05     $7.84    $7.74     $7.30     $8.22     $8.05    $7.83   $7.74    $7.29   $8.17
                                       -----     -----    -----     -----     -----     -----    -----   -----    -----   -----
Income from investment operations:
  Net investment income**...........    0.36      0.37     0.37      0.39      0.41      0.30     0.31    0.31     0.33    0.23
  Net gains or losses on securities
    (both realized and unrealized)..    0.31      0.24     0.11      0.45     (0.87)     0.31     0.25    0.10     0.46   (0.88)
                                        ----      ----     ----      ----     -----      ----     ----    ----     ----   -----
Total from investment operations ...    0.67      0.61     0.48      0.84     (0.46)     0.61     0.56    0.41     0.79   (0.65)
                                        ----      ----     ----      ----     -----      ----     ----    ----     ----   -----
Less distributions:
  Dividends (from net
    investment income) .............   (0.36)    (0.37)   (0.37)    (0.39)    (0.41)    (0.30)   (0.31)  (0.31)   (0.33)  (0.23)
  Distributions (from capital gains)   (0.06)    (0.03)   (0.01)    (0.01)    (0.05)    (0.06)   (0.03)  (0.01)   (0.01)   --
                                       -----     -----    -----     -----     -----     -----    -----   -----    -----
Total distributions ................   (0.42)    (0.40)   (0.38)    (0.40)    (0.46)    (0.36)   (0.34)  (0.32)   (0.34)  (0.23)
                                       -----     -----    -----     -----     -----     -----    -----   -----    -----   -----
Net asset value, end of period .....   $8.30     $8.05    $7.84     $7.74     $7.30     $8.30    $8.05   $7.83    $7.74   $7.29
                                       =====     =====    =====     =====     =====     =====    =====   =====    =====   =====
Total return .......................    8.60%     8.01%    6.39%    11.92%    (5.80)%    7.77%    7.33%   5.45%   11.19%  (8.15)%(2)
Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ................... $32,358   $32,684  $35,934   $37,446   $38,920    $1,456   $1,217  $1,232   $1,257  $1,282
Ratio of expenses to average
  net assets**......................    1.05%     1.09%    1.05%    0.82%      0.44%     1.82%    1.85%   1.81%    1.64%   1.27%(3)
Ratio of net income to
  average net assets**..............    4.41%     4.66%    4.75%    5.21%      5.29%     3.64%    3.90%   3.99%    4.42%   4.49%(3)
Portfolio turnover rate ............   20.37%    13.04%   15.12%    4.38%     15.61%    20.37%   13.04%  15.12%    4.38%  15.61%(4)



----------
See footnotes on page 60.

                                       58
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OHIO FUND



                                                       CLASS A                                            CLASS D
                                     ----------------------------------------------     -------------------------------------------
                                                  Year ended September 30,                         Year ended September 30,
                                     ----------------------------------------------    --------------------------------------------
                                                                                                                         2/1/94(1)
                                       1998     1997     1996      1995       1994      1998     1997    1996     1995  to 9/30/94
                                     --------  -------  -------  --------   -------    ------   ------  ------   ------ -----------
Per Share Data:*
Net asset value, beginning
  of period ........................    $8.19    $8.09    $8.11     $7.90     $8.77     $8.23    $8.13   $8.15    $7.92   $8.61
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Income from investment operations:
  Net investment income ............     0.40     0.42     0.43      0.44      0.44      0.33     0.35    0.36     0.36    0.24
  Net gains or losses on securities
    (both realized and unrealized) .     0.29     0.17     0.02      0.28     (0.70)     0.29     0.17    0.02     0.30   (0.69)
                                         ----     ----     ----      ----     -----      ----     ----    ----     ----   -----
Total from investment operations ...     0.69     0.59     0.45      0.72     (0.26)     0.62     0.52    0.38     0.66   (0.45)
                                         ----     ----     ----      ----     -----      ----     ----    ----     ----   -----
Less distributions:
  Dividends (from net
    investment income) .............    (0.40)   (0.42)   (0.43)    (0.44)    (0.44)    (0.33)   (0.35)  (0.36)   (0.36)  (0.24)
  Distributions (from capital gains)    (0.11)   (0.07)   (0.04)    (0.07)    (0.17)    (0.11)   (0.07)  (0.04)   (0.07)    --
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----
Total distributions ................    (0.51)   (0.49)   (0.47)    (0.51)    (0.61)    (0.44)   (0.42)  (0.40)   (0.43)  (0.24)
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Net asset value, end of period .....    $8.37    $8.19    $8.09     $8.11     $7.90     $8.41    $8.23   $8.13    $8.15   $7.92
                                        =====    =====    =====     =====     =====     =====    =====   =====    =====   =====
Total return .......................     8.77%    7.54%    5.68%     9.59%    (3.08)%    7.78%    6.57%   4.74%    8.67%  (5.36)%(2)

Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ................... $153,126 $154,419 $162,243  $170,191  $171,469    $1,103   $1,160  $1,011     $660    $324
Ratio of expenses to average
  net assets .......................     0.78%    0.81%    0.77%     0.84%     0.84%     1.69%    1.71%   1.67%    1.93%   1.78%(3)
Ratio of net income to
  average net assets ...............     4.92%    5.19%    5.32%     5.56%     5.34%     4.01%    4.29%   4.42%    4.48%   4.41%(3)
Portfolio turnover rate ............    24.74%   11.76%   12.90%     2.96%     9.37%    24.74%   11.76%  12.90%    2.96%   9.37%(4)


OREGON FUND

Per Share Data:*
Net asset value, beginning
  of period ........................    $7.87    $7.65    $7.66     $7.43     $8.08     $7.87    $7.64   $7.65    $7.43    $8.02
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----    -----
Income from investment operations:
  Net investment income**...........     0.36     0.38     0.40      0.40      0.40      0.29     0.31    0.33     0.33    0.22
                                         ----     ----     ----      ----      ----      ----     ----    ----     ----    ----
  Net gains or losses on securities
    (both realized and unrealized) .     0.28     0.26     --        0.25     (0.59)     0.27     0.27    --       0.24   (0.59)
                                         ----     ----               ----     -----      ----     ----             ----   -----
Total from investment operations ...     0.64     0.64     0.40      0.65     (0.19)     0.56     0.58    0.33     0.57   (0.37)
                                         ----     ----     ----      ----     -----      ----     ----    ----     ----   -----
Less distributions:
  Dividends (from net
    investment income) .............    (0.36)   (0.38)   (0.40)    (0.40)    (0.40)    (0.29)   (0.31)  (0.33)   (0.33)  (0.22)
  Distributions (from capital gains)    (0.10)   (0.04)   (0.01)    (0.02)    (0.06)    (0.10)   (0.04)  (0.01)   (0.02)    --
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----
Total distributions ................    (0.46)   (0.42)   (0.41)    (0.42)    (0.46)    (0.39)   (0.35)  (0.34)   (0.35)  (0.22)
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Net asset value, end of period .....    $8.05    $7.87    $7.65     $7.66     $7.43     $8.04    $7.87   $7.64    $7.65   $7.43
                                        =====    =====    =====     =====     =====     =====    =====   =====    =====   =====
Total return .......................     8.48%    8.60%    5.27%     9.05%    (2.38)%    7.37%    7.77%   4.33%    7.86%  (4.76)%(2)
Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................  $57,601  $55,239  $57,345   $59,549   $59,884    $2,650   $1,678  $1,540   $1,495    $843
Ratio of expenses to average
  net assets**......................     0.88%    0.90%    0.86%     0.86%     0.78%     1.79%    1.80%   1.76%    1.83%   1.72%(3)
Ratio of net income to
  average net assets**..............     4.60%    4.88%    5.18%     5.40%     5.20%     3.69%    3.98%   4.28%    4.41%   4.32%(3)
Portfolio turnover rate ............    12.62%   19.46%   28.65%     2.47%     9.43%    12.62%   19.46%  28.65%    2.47%   9.43%(4)



----------
See footnotes on page 60.

                                       59
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PENNSYLVANIA FUND



                                                       CLASS A                                            CLASS D
                                     ----------------------------------------------     -------------------------------------------
                                                  Year ended September 30,                         Year ended September 30,
                                     ----------------------------------------------    --------------------------------------------
                                                                                                                         2/1/94(1)
                                       1998     1997     1996      1995       1994      1998     1997    1996     1995  to 9/30/94
                                     --------  -------  -------  --------  --------    ------   ------  ------   ------ -----------
Per Share Data:*
Net asset value, beginning
  of period ........................    $7.96    $7.82    $7.79     $7.55     $8.61     $7.95    $7.81   $7.78    $7.54   $8.37
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Income from investment operations:
  Net investment income ............     0.35     0.36     0.38      0.38      0.39      0.29     0.30    0.32     0.31    0.22
  Net gains or losses on securities
    (both realized and unrealized) .     0.36     0.24     0.12      0.37     (0.80)     0.36     0.24    0.12     0.37   (0.83)
                                         ----     ----     ----      ----     -----      ----     ----    ----     ----   -----
Total from investment operations ...     0.71     0.60     0.50      0.75     (0.41)     0.65     0.54    0.44     0.68   (0.61)
                                         ----     ----     ----      ----     -----      ----     ----    ----     ----   -----
Less distributions:
  Dividends (from net
    investment income) .............    (0.35)   (0.36)   (0.38)    (0.38)    (0.39)    (0.29)   (0.30)  (0.32)   (0.31)  (0.22)
  Distributions (from capital gains)    (0.08)   (0.10)   (0.09)    (0.13)    (0.26)    (0.08)   (0.10)  (0.09)   (0.13)   --
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----
Total distributions ................    (0.43)   (0.46)   (0.47)    (0.51)    (0.65)    (0.37)   (0.40)  (0.41)   (0.44)  (0.22)
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Net asset value, end of period .....    $8.24    $7.96    $7.82     $7.79     $7.55     $8.23    $7.95   $7.81    $7.78   $7.54
                                        =====    =====    =====     =====     =====     =====    =====   =====    =====   =====
Total return .......................     9.20%    7.89%    6.57%    10.55%    (5.00)%    8.36%    7.07%   5.76%    9.53%  (7.50)%(2)
Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ...................  $29,582  $30,092  $31,139   $33,251   $34,943      $607     $816    $876     $426     $43
Ratio of expenses to average
  net assets .......................     1.19%    1.19%    1.11%     1.21%     1.16%     1.97%    1.96%   1.88%    2.23%   2.00%(3)
Ratio of net income to
  average net assets ...............     4.34%    4.60%    4.82%     5.05%     4.91%     3.56%    3.83%   4.05%    4.10%   4.20%(3)
Portfolio turnover rate ............    13.05%   32.99%    4.56%    11.78%     7.71%    13.05%   32.99%   4.56%   11.78%   7.71%(4)


SOUTH CAROLINA FUND

Per Share Data:*
Net asset value, beginning
  of period ........................    $8.16    $8.07    $7.97     $7.61     $8.52     $8.16    $8.06   $7.97    $7.61   $8.42
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Income from investment operations:
  Net investment income ............     0.39     0.40     0.41      0.41      0.41      0.31     0.33    0.34     0.34    0.22
  Net gains or losses on securities
    (both realized and unrealized) .     0.29     0.22     0.12      0.37     (0.79)     0.29     0.23    0.11     0.37   (0.81)
                                         ----     ----     ----      ----     -----      ----     ----    ----     ----   -----
Total from investment operations ...     0.68     0.62     0.53      0.78     (0.38)     0.60     0.56    0.45     0.71   (0.59)
                                         ----     ----     ----      ----     -----      ----     ----    ----     ----   -----
Less distributions:
  Dividends (from net
    investment income) .............    (0.39)   (0.40)   (0.41)    (0.41)    (0.41)    (0.31)   (0.33)  (0.34)   (0.34)  (0.22)
  Distributions (from capital gains)    (0.07)   (0.13)   (0.02)    (0.01)    (0.12)    (0.07)   (0.13)  (0.02)   (0.01)   --
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----
Total distributions ................    (0.46)   (0.53)   (0.43)    (0.42)    (0.53)    (0.38)   (0.46)  (0.36)   (0.35)  (0.22)
                                        -----    -----    -----     -----     -----     -----    -----   -----    -----   -----
Net asset value, end of period .....    $8.38    $8.16    $8.07     $7.97     $7.61     $8.38    $8.16   $8.06    $7.97   $7.61
                                        =====    =====    =====     =====     =====     =====    =====   =====    =====   =====
Total return .......................     8.66%    7.99%    6.82%    10.69%    (4.61)%    7.68%    7.15%   5.73%    9.63%  (7.14)%(2)
Ratios/Supplemental Data:
Net assets, end of period
  (in thousands) ................... $106,328 $101,018 $108,163  $112,421  $115,133    $5,594   $3,663  $2,714   $1,704  $1,478
Ratio of expenses to average
  net assets .......................     0.80%    0.84%    0.80%     0.88%     0.83%     1.71%    1.75%   1.70%    1.85%   1.74%(3)
Ratio of net income to
  average net assets ...............     4.74%    5.04%    5.15%     5.38%     5.12%     3.83%    4.13%   4.25%    4.40%   4.29%(3)
Portfolio turnover rate ............    16.63%    --      20.66%     4.13%     1.81%    16.63%     --    20.66%    4.13%   1.81%(4)

----------

*    Per share amounts are based on average shares outstanding.

**   For periods prior to 1996 (1997 for the Florida and the North Carolina
     Fund), Seligman voluntarily waived a portion of its management fee. These amounts reflect the effect of the waivers.

(1)  Commencement of offering of Class D shares.
(2)  Not annualized.
(3)  Annualized.
(4)  For the year ended September 30, 1994.



                                       60
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

How to Contact Us

The Fund                     Write:    Corporate Communications/
                                       Investor Relations Department
                                       J. & W. Seligman & Co. Incorporated
                                       100 Park Avenue, New York, NY 10017

                             Phone:    Toll-Free (800) 221-7844 in the US or
                                       (212) 850-1864 outside the US

                             Website : http://www.seligman.com

Your Regular
(Non-Retirement)
Account                      Write:    Shareholder Services Department
                                       Seligman Data Corp.
                                       100 Park Avenue, New York, NY 10017

                             Phone:    Toll-Free (800) 221-2450 in the US or
                                       (212) 682-7600 outside the US

                             Website : http://www.seligman.com



                --------------------------------------------------
                  24-hour telephone access is available by
                  dialing (800) 622-4597 on a touchtone
                  telephone. You will have instant access
                  to price, yield, account balance, most
                  recent transaction, and other information.
               --------------------------------------------------


                                       61
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

For More Information









             -----------------------------------------------------------

             The following information is available without charge upon request: Call toll-free (800) 221-2450 in the US or (212) 682-7600 outside the US.

             Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is legally part of) this prospectus.

             Annual/Semi-Annual Reports contain additional information about the Fund's investments. In the Fund's annual report, you will find a discussion of the market conditions

             -----------------------------------------------------------



                            SELIGMAN ADVISORS, INC.
                                an affiliate of

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864

                         100 Park Avenue, New York 10017



Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (800) SEC-0330. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained, upon payment of a duplicating fee, by writing: Public Reference Section of the SEC, Washington, DC 20549-6009.

SEC FILE NUMBERS:    Seligman Municipal Fund Series, Inc.: 811-3828
                     Seligman Municipal Series Trust: 811-4250
                     Seligman New Jersey Municipal Fund, Inc.: 811-5126
                     Seligman Pennsylvania Municipal Fund Series: 811-4666




--------------------------------------------------------------------------------

                    SELIGMAN NEW JERSEY MUNICIPAL FUND, INC.


                       Statement of Additional Information
                                February 1, 1999

                                 100 Park Avenue
                            New York, New York 10017
                                 (212) 850-1864
                       Toll Free Telephone: (800) 221-2450
      For Retirement Plan Information - Toll-Free Telephone: (800) 445-1777


This Statement of Additional Information (SAI) expands upon and supplements the information contained in the current Prospectus of the Seligman Municipal Funds, dated February 1, 1999. This SAI, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety. It should be read in conjunction with the prospectus, which may be obtained by writing or calling the Fund at the above address or telephone numbers.

The financial statements and notes included in the Fund's Annual Report, and the Independent Auditors' Report thereon, are incorporated herein by reference. The Annual Report will be furnished to you without charge if you request a copy of this SAI.



                                Table of Contents

Fund History .........................................................  2
Description of the Fund and Its Investments and Risks ................  2
Management of the Fund ...............................................  8
Control Persons and Principal Holders of Securities ..................  13
Investment Advisory and Other Services ...............................  13
Brokerage Allocation and Other Practices .............................  17
Capital Stock and Other Securities ...................................  18
Purchase, Redemption, and Pricing of Shares ..........................  18
Taxation of the Fund .................................................  22
Underwriters .........................................................  24
Calculation of Performance Data ......................................  26
Financial Statements .................................................  28
General Information...................................................  28
Appendix A ...........................................................  29
Appendix B ...........................................................  32
Appendix C ...........................................................  43


TEC1A

                                  Fund History

The Fund was incorporated under the laws of the state of Maryland on March 13, 1987.

              Description of the Fund and Its Investments and Risks

Classification

The Fund is a diversified open-end management investment company, or mutual fund.

Investment Strategies and Risks


The following information regarding the Fund's investments and risks supplements the information contained in the Prospectus.

The Fund seeks to maximize income exempt from regular federal income tax and New Jersey gross income tax consistent with preservation of capital and with consideration given to opportunities for capital gain by investing in investment-grade New Jersey Municipal Securities.


The Fund is expected to invest principally, without percentage limitations, in municipal securities which on the date of purchase are rated within the four highest rating categories of Moody's Investors Service (Moody's) or Standard & Poor's Corporation (S&P). Municipal Securities rated in these categories are commonly referred to as investment grade. The Fund may invest in municipal securities that are not rated, or which do not fall into the credit ratings noted above if, based upon credit analysis, it is believed that such securities are of comparable quality. In determining suitability of investment in a lower rated or unrated security, the Fund will take into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer and other considerations as may be relevant, including comparability to other issuers.

Although securities rated in the fourth rating category are commonly referred to as investment grade, investment in such securities could involve risks not usually associated with bonds rated in the first three categories. Bonds rated BBB by S&P are more likely as a result of adverse economic conditions or changing circumstance to exhibit a weakened capacity to pay interest and re-pay principal than bonds in higher rating categories and bonds rated Baa by Moody's lack outstanding investment characteristics and in fact have speculative characteristics according to Moody's. Municipal securities in the fourth rating category of S&P or Moody's will generally provide a higher yield than do higher rated municipal securities of similar maturities; however, they are subject to a greater degree of fluctuation in value as a result of changing interest rates and economic conditions. The market value of the municipal securities will also be affected by the degree of interest of dealers to bid for them, and in certain markets dealers may be more unwilling to trade municipal securities rated in the fourth rating categories than in the higher rating categories.

A description of the credit rating categories is contained in Appendix A to this Statement.


New Jersey Municipal Securities. New Jersey Municipal Securities include bonds, notes and commercial paper issued by or on behalf of the State of New Jersey, its political subdivisions, agencies, and instrumentalities, the interest on which is exempt from regular federal income tax and New Jersey gross income tax. Such securities are traded primarily in an over-the-counter market. The Fund may invest, without percentage limitations, in certain private activity bonds, the interest on which is treated as a preference item for purposes of the alternative minimum tax.


Under the Investment Company Act of 1940 (1940 Act), the identification of the issuer of municipal bonds or notes depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond or pollution control revenue bond, if only the assets and revenues of the non-governmental user back the bond, the non-governmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the security is treated as an issue of such guarantor to the extent of the value of the guarantee.


The Fund invests principally in long-term municipal bonds. Municipal bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and gas and electric utilities. Municipal bonds also may be issued in connection with the refunding of outstanding obligations, obtaining funds to lend to other public institutions, and for general operating expenses. Industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide various privately-operated facilities for business and manufacturing, housing, sports, pollution control, and for airport, mass transit, port and parking facilities.


The two principal classifications of municipal bonds are "general obligation" and "revenue." General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Although industrial development bonds (IDBs) are issued by municipal authorities, they are generally secured by the revenues derived from payments of the industrial user. The payment of principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.


The Fund, with respect to 75% of its assets, will not purchase any revenue bonds if as a result of such purchase more than 5% of the Fund's assets would be invested in the revenue bonds of a single issuer.


The Fund may also invest in municipal notes. Municipal notes generally are used to provide for short-term capital needs and generally have maturities of five years or less. Municipal Notes include:

    1. Tax Anticipation Notes and Revenue Anticipation Notes. Tax anticipation notes and revenue anticipation notes are issued to finance short-term working capital needs of political subdivisions. Generally, tax anticipation notes are issued in anticipation of various tax revenues, such as income, sales and real property taxes, and are payable from these specific future taxes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as grant or project revenues. Usually political subdivisions issue notes combining the qualities of both tax and revenue anticipation notes.

    2. Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

Issues of municipal Commercial Paper typically represent short-term, unsecured, negotiable promissory notes. In most cases, municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.


Variable and Floating Rate Securities. The Fund may purchase floating or variable rate securities, including participation interests therein. Investments in floating or variable rate provide that the rate of interest is either pegged to money market rates or set as a specific percentage of a designated base rate, such as rates on Treasury Bonds or Treasury Bills or the prime rate of a major commercial bank. A floating rate or variable rate security generally provides that the Fund can demand payment of the obligation on short notice (daily or weekly, depending on the terms of the obligation) at an amount equal to par
(face value) plus accrued interest. In Unusual circumstances, the amount received may be more or less than the amount the Fund paid for the securities.

Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have an interest rate which changes whenever there is a change in the designated base interest rate. Frequently such securities are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying creditor or of the bank or issuer, as the case may be, must be equivalent to the standards set forth with respect to taxable investments below.

The maturity of variable or floating rate obligations (including participation interests therein) is deemed to be the longer of (1) the notice period required before the Fund is entitled to receive payment of the obligation upon demand, or
(2) the period remaining until the obligation's next interest rate adjustment. If the Fund does not redeem the obligation through the demand feature, the obligation will mature on a specific date, which may range up to thirty years from the date of its issuance.

Participation Interests. From time to time, the Fund may purchase from banks, participation interests in all or part of specific holdings of municipal securities. A participation interest gives the Fund an undivided interest in the municipal security in the proportion that the Fund's participation interest bears to the total principal amount of the municipal security and provides the demand repurchase feature described above. Participations are frequently backed by an irrevocable letter of credit or guarantee of a bank that the Fund has determined meets its prescribed quality standards. The Fund has the right to sell the instrument back to the bank and draw on the letter of credit on demand, on short notice, for all or any part of the Fund's participation interest in the municipal security, plus accrued interest. The Fund intends to exercise the demand under the letter of credit only (1) upon a default under the terms of the documents of the municipal security, (2) as needed to provide liquidity in order to meet redemptions, or (3) to maintain a high quality investment portfolio. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the municipal securities over the negotiated yield at which the instruments are purchased by the Fund. Participation interests will be purchased only if, in the opinion of counsel, interest income on such interests will be tax-exempt when distributed as dividends to shareholders of the Fund. The Fund currently does not purchase participation interests and has no current intention of doing so.

When-Issued Securities. The Fund may purchase municipal securities on a "when-issued" basis, which means that delivery of and payment for securities normally take place in less than 45 days after the date of the buyer's purchase commitment. The payment obligation and the interest rate on when-issued securities are each fixed at the time the purchase commitment is made, although no interest accrues to a purchaser prior to the settlement of the purchase of the securities. As a result, the yields obtained and the market value of such securities may be higher or lower on the date the securities are actually delivered to the buyer. The Fund will generally purchase a municipal security sold on a when-issued basis with the intention of actually acquiring the securities on the settlement date.

A separate account consisting of cash or high-grade liquid debt securities equal to the amount of outstanding purchase commitments is established with the Fund's custodian in connection with any purchase of when-issued securities. The account is marked to market daily, with additional cash or liquid high-grade debt securities added when necessary. The Fund meets its respective obligation to purchase when-issued securities from outstanding cash balances, sale of other securities or, although it would not normally expect to do so, form the sale of the when-issued securities themselves (which may have a market value greater or lesser than the Fund's payment obligations).

Municipal securities purchased on a when-issued basis and the other securities held in the Fund are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates (which will generally result in similar changes in value, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Fund's assets will vary. Purchasing a municipal security on a when-issued basis can involve a risk that the yields available in the market when the delivery takes place may be higher than those obtained on the security purchased on a when-issued basis.

Standby Commitments. The Fund is authorized to acquire standby commitments issued by banks with respect to securities they hold, although the Fund has no present intention of investing any assets in standby commitments. These commitments would obligate the seller of the standby commitment to repurchase, at the Fund's option, specified securities at a specified price.

The price which the Fund would pay for municipal securities with standby commitments generally would be higher than the price which otherwise would be paid for the municipal securities alone, and the Fund would use standby commitments solely to facilitate portfolio liquidity. The standby commitment generally is for a shorter term than the maturity of the security and does not restrict in any way the Fund's right to dispose of or retain the security. There is a risk that the seller of a standby commitment may not be able to repurchase the security upon the exercise of the right to resell by the Fund. To minimize such risks, the Fund is presently authorized to acquire standby commitments solely from banks deemed creditworthy. The Board of Directors may, in the future, consider whether the Fund should be permitted to acquire standby commitments from dealers. Prior to investing in standby commitments of dealers, the Fund, if it deems necessary based upon the advice of counsel, will apply to the Securities and Exchange Commission for an exemptive order relating to such commitments and the valuation thereof. There can be no assurance that the Securities and Exchange Commission will issue such an order.

Standby commitments with respect to portfolio securities of the Fund with maturities of less than 60 days which are separate from the underlying portfolio securities are not assigned a value. The cost of any such standby commitments is carried as an unrealized loss from the time of purchase until it is exercised or expires. Standby commitments with respect to portfolio securities of the Fund with maturities of 60 days or more which are separate from the underlying portfolio securities are valued at fair value as determined in accordance with procedures established by the Board of Directors. The Board of Directors would, in connection with the determination of value of such a standby commitment, consider, among other factors, the creditworthiness of the writer of the standby commitment, the duration of the standby commitment, the dates on which or the periods during which the standby commitment may be exercised and the applicable rules and regulations of the Securities and Exchange Commission.

Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933 (the "1933 Act")) and other securities that are not readily marketable. The Fund may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act, and the Fund's Board of Directors, may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should the Board of Directors make this determination, it will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for Rule 144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in the Fund, if and to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.

Borrowing. The Fund may borrow money only from banks and only for temporary or emergency purposes (but not for the purchase of portfolio securities) in an amount not in excess of 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). Permitted borrowings may be secured or unsecured. The Fund will not purchase additional portfolio securities if the Fund has outstanding borrowings in excess of 5% of the value of its total assets.

Taxable Investments. Under normal market conditions, the Fund will attempt to invest 100% and as a matter of fundamental policy will invest at least 80% of the value of its net assets in securities the interest on which is exempt from regular federal income tax and California personal income tax. Such interest, however, may be subject to the federal alternative minimum tax.

Under normal market conditions, temporary investments in taxable securities will be limited as a matter of fundamental policy to 20% of the value of the Fund's net assets.

As a matter of policy, with respect to 50% of the value of its total assets, securities of any issuer will not be purchased by the Fund if immediately thereafter more than 5% of total assets at market value would be invested in the securities of any single issuer (except that this limitation does not apply to obligations issued or guaranteed as to principal and interest by the US Government or its agencies or instrumentalities) at the close of each quarter of its taxable year.


Except as otherwise specifically noted above, the Fund's investment strategies are not fundamental and the Fund, with the approval of the Board of Directors, may change such strategies without the vote of shareholders.

Fund Policies


The Fund is subject to fundamental policies that place restrictions on certain types of investments. These policies cannot be changed except by vote of a majority of the outstanding voting securities of the Fund. Under these policies, the Fund may not:


- Borrow money, except from banks for temporary purposes (such as meeting redemption requests or for extraordinary or emergency purposes but not for the purchase of portfolio securities) in an amount not to exceed 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). The Fund will not purchase additional portfolio securities if the Fund has outstanding borrowings in excess of 5% of the value of its total assets;

- Mortgage or pledge any of its assets, except to secure permitted borrowings noted above;

- Invest more than 25% of total assets at market value in any one industry; except that municipal securities and securities of the US Government, its agencies, and instrumentalities are not considered an industry for purposes of this limitation.


- Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization or for the purpose of hedging the Fund's obligations under the Deferred Compensation Plan for Directors, and except to the extent permitted by
     Section 12 of the 1940 Act;


- Purchase or hold any real estate, except that the Fund may invest in securities secured by real estate or interests therein or issued by persons (other than real estate investment trusts) which deal in real estate or interests therein;

- Purchase or hold the securities of any issuer, if to its knowledge, directors or officers of the Fund individually owning beneficially more than 0.5% of the securities of that issuer own in the aggregate more than 5% of such securities;

- Write or purchase put, call, straddle or spread options except that the Fund may acquire standby commitments; purchase securities on margin or sell "short"; or underwrite the securities of other issuers, except that the Fund may be deemed an underwriter in connection with the purchase and sale of portfolio securities;

- Purchase or sell commodities or commodity contracts including futures contracts; or

- Make loans, except to the extent that the purchase of notes, bonds or other evidences of indebtedness or deposits with banks may be considered loans.

The Fund also may not change its investment objective without shareholder approval.

Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a shareholders' meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

Temporary Defensive Position


In abnormal market conditions, if, in the judgment of the Fund, municipal securities satisfying the Fund's investment objectives may not be purchased, the Fund may, for defensive purposes, temporarily invest in instruments the interest on which is exempt from regular federal income taxes, but not state personal income taxes. Such securities would include those described under "California Municipal Securities" above that would otherwise meet the Fund's objectives.

Also, in abnormal market conditions, the Fund may invest on a temporary basis in fixed-income securities, the interest on which is subject to federal, state, or local income taxes, pending the investment or reinvestment in municipal securities of the proceeds of sales of shares or sales of portfolio securities, in order to avoid the necessity of liquidating portfolio investments to meet redemptions of shares by investors or where market conditions due to rising interest rates or other adverse factors warrant temporary investing for defensive purposes. Investments in taxable securities will be substantially in securities issued or guaranteed by the United States Government (such as bills, notes and bonds), its agencies, instrumentalities or authorities; highly-rated corporate debt securities (rated Aa3 or better by Moody's or AA- or better by S&P); prime commercial paper (rated P-1 by Moody's or A-1+/A-1 by S&P); and certificates of deposit of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments and the 50 largest foreign banks in terms of assets with branches or agencies in the United States. Investments in certificates of deposit of foreign banks and foreign branches of US banks may involve certain risks, including different regulation, use of different accounting procedures, political or other economic developments, exchange controls, or possible seizure or nationalization of foreign deposits.


Portfolio Turnover

Portfolio transactions will be undertaken principally to accomplish the Fund's objective in relation to anticipated movements in the general level of interest rates but the Fund may also engage in short-term trading consistent with its objective. Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the investment manager believes to be a temporary disparity in the normal yield relationship between the two securities.


The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation. The Fund's portfolio turnover rates for the fiscal years ended September 30, 1998 and 1997, were 23.37% and
20.22 %, respectively. The Fund's portfolio turnover rate will not be a limiting factor when the Fund deems it desirable to sell or purchase securities.

                             Management of the Fund

Board of Directors

The Board of Directors provides broad supervision over the affairs of the Fund.

Management Information

Directors and officers of the Fund, together with information as to their principal business occupations during the past five years, are shown below. Each Director who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, NY 10017.

             Name,                                                                     Principal
           (Age) and                   Positions(s) Held                          Occupation(s) During
            Address                        with Fund                                  Past 5 Years
            -------                        ---------                                  ------------
      William C. Morris*         Director, Chairman of the       Chairman, J. & W. Seligman & Co. Incorporated,  Chairman and
             (60)                Board, Chief Executive          Chief  Executive  Officer,  the Seligman Group of investment
                                 Officer and Chairman of the     companies;   Chairman,   Seligman  Advisors,  Inc,  Seligman
                                 Executive Committee             Services,  Inc., and Carbo Ceramics Inc.,  ceramic proppants for oil and gas  industry;  Director,  Seligman  Data Corp.,
                                                                 Kerr-McGee  Corporation,  diversified  energy  company;  and
                                                                 Sarah  Lawrence  College;  and a  Member  of  the  Board  of
                                                                 Governors of the  Investment  Company  Institute.  Formerly,
                                                                 Director,  Daniel  Industries Inc.,  manufacturer of oil and gas metering equipment.


        Brian T. Zino*           Director, President and         Director and President, J. & W. Seligman & Co. Incorporated;
             (46)                Member of the Executive         President (with the exception of Seligman Quality  Municipal
                                 Committee                       Fund,  Inc. and Seligman Select  Municipal  Fund,  Inc.) and
                                                                 Director  or  Trustee,  the  Seligman  Group  of  investment companies;  Chairman,  Seligman  Data Corp.;  Director,  ICI
                                                                 Mutual  Insurance  Company,  Seligman  Advisors,  Inc.,  and
                                                                 Seligman Services, Inc.


     Richard R. Schmaltz*        Director and Member of the      Director and Managing Director,  Director of Investments, J.
             (58)                Executive Committee             & W. Seligman & Co.  Incorporated;  Director or Trustee, the
                                                                 Seligman Group of investment companies;  Director,  Seligman
                                                                 Henderson  Co.,  and  Trustee  Emeritus  of  Colby  College.
                                                                 Formerly,  Director,  Investment  Research  at  Neuberger  &
                                                                 Berman from May 1993 to September 1996.

             Name,                                                                     Principal
           (Age) and                   Positions(s) Held                          Occupation(s) During
            Address                        with Fund                                  Past 5 Years
            -------                        ---------                                  ------------
        John R. Galvin                      Director             Dean,   Fletcher  School  of  Law  and  Diplomacy  at  Tufts
             (69)                                                University;  Director  or  Trustee,  the  Seligman  Group of
       Tufts University                                          investment companies; Chairman, American Council on Germany;
        Packard Avenue,                                          a Governor of the Center for Creative Leadership;  Director;
       Medford, MA 02155                                         Raytheon Co., electronics;  National Defense University; and
                                                                 the  Institute  for Defense  Analysis.  Formerly,  Director,
                                                                 USLIFE  Corporation;  Ambassador,  U.S. State Department for
                                                                 negotiations in Bosnia; Distinguished Policy Analyst at Ohio
                                                                 State  University  and  Olin   Distinguished   Professor  of
                                                                 National  Security  Studies  at the United  States  Military
                                                                 Academy.  From June, 1987 to June,  1992, he was the Supreme
                                                                 Allied Commander, Europe and the Commander-in-Chief,  United
                                                                 States European Command.

       Alice S. Ilchman                     Director             Retired  President,  Sarah  Lawrence  College;  Director  or
             (63)                                                Trustee,   the  Seligman  Group  of  investment   companies;
      18 Highland Circle                                         Director,  the  Committee  for  Economic  Development;   and
     Bronxville, NY 10708                                        Chairman, The Rockefeller Foundation, charitable foundation.
                                                                 Formerly,  Trustee,  The  Markle  Foundation,  philanthropic organization;  and Director,  NYNEX,  telephone company; and
                                                                 International  Research  and  Exchange  Board,  intellectual exchanges.


       Frank A. McPherson                   Director             Retired  Chairman and Chief Executive  Officer of Kerr-McGee
             (65)                                                Corporation;  Director or  Trustee,  the  Seligman  Group of
   2601 Northwest Expressway,                                    investment companies; Director,  Kimberly-Clark Corporation,
            Suite 805E                                           consumer products; Bank of Oklahoma Holding Company; Baptist
    Oklahoma City, OK 73112                                      Medical Center;  Oklahoma Chapter of the Nature Conservancy;
                                                                 Oklahoma Medical Research Foundation;  and National Boys and
                                                                 Girls  Clubs  of  America;   and  Member  of  the   Business
                                                                 Roundtable  and  National   Petroleum   Council.   Formerly,
                                                                 Chairman,  Oklahoma  City  Public  Schools  Foundation;  and
                                                                 Director,  Federal Reserve System's Kansas City Reserve Bank
                                                                 and the Oklahoma City Chamber of Commerce.


             Name,                                                                     Principal
           (Age) and                   Positions(s) Held                          Occupation(s) During
            Address                        with Fund                                  Past 5 Years
            -------                        ---------                                  ------------

         John E. Merow                      Director             Retired  Chairman and Senior  Partner,  Sullivan & Cromwell,
             (69)                                                law  firm;  Director  or  Trustee,  the  Seligman  Group  of
       125 Broad Street,                                         investment  companies;  Director,  Commonwealth  Industries,
      New York, NY 10004                                         Inc.,  manufacturers of aluminum sheet products; the Foreign
                                                                 Policy  Association;  Municipal Art Society of New York; the
                                                                 U.S.  Council  for  International  Business;  and  New  York
                                                                 Presbyterian   Hospital;   Chairman,   American   Australian
                                                                 Association;  and New York Presbyterian  Healthcare Network,
                                                                 Inc.;  Vice-Chairman,  the  U.S.-New  Zealand  Council;  and
                                                                 Member of the American Law  Institute and Council on Foreign
                                                                 Relations.


        Betsy S. Michel                     Director             Attorney;   Director  or  Trustee,  the  Seligman  Group  of
             (56)                                                investment  companies;   Trustee,  the  Geraldine  R.  Dodge
         P.O. Box 449                                            Foundation, charitable foundation; and Chairman of the Board
      Gladstone, NJ 07934                                        of Trustees of St. George's School (Newport,  RI). Formerly,
                                                                 Director,  the National  Association of Independent  Schools
                                                                 (Washington, DC).

        James C. Pitney                     Director             Retired  Partner,  Pitney,  Hardin,  Kipp & Szuch, law firm;
             (72)                                                Director  or  Trustee,  the  Seligman  Group  of  investment
 Park Avenue at Morris County,                                   companies.  Formerly,  Director,  Public Service  Enterprise
 P.O. Box 1945, Morristown, NJ                                   Group, public utility.
             07962


       James Q. Riordan                     Director             Director  or  Trustee,  the  Seligman  Group  of  investment
             (71)                                                companies;  Director,  The Houston Exploration  Company; The
       675 Third Avenue,                                         Brooklyn  Museum,  KeySpan  Energy  Corporation;  and Public
          Suite 3004                                             Broadcasting   Service;   and  Trustee,  the  Committee  for
      New York, NY 10017                                         Economic  Development.  Formerly,  Co-Chairman of the Policy
                                                                 Council of the Tax Foundation;  Director,  Tesoro  Petroleum
                                                                 Companies,  Inc. and Dow Jones & Company, Inc.; Director and
                                                                 President,  Bekaert  Corporation;  and  Co-Chairman,   Mobil
                                                                 Corporation.


       Robert L. Shafer                     Director             Retired Vice  President,  Pfizer Inc.;  Director or Trustee,
             (66)                                                the  Seligman  Group  of  investment  companies.   Formerly,
     96 Evergreen Avenue,                                        Director, USLIFE Corporation.
        Rye, NY 10580

             Name,                                                                     Principal
           (Age) and                   Positions(s) Held                          Occupation(s) During
            Address                        with Fund                                  Past 5 Years
            -------                        ---------                                  ------------

       James N. Whitson                     Director             Director and Consultant, Sammons Enterprises, Inc.; Director
             (63)                                                or Trustee,  the  Seligman  Group of  investment  companies;
    6606 Forestshire Drive                                       C-SPAN; and CommScope,  Inc. manufacturer of coaxial cables.
       Dallas, TX 75230                                          Formerly, Executive Vice President, Chief Operating Officer,
                                                                 Sammons  Enterprises,  Inc.; and Director,  Red Man Pipe and
                                                                 Supply Company, piping and other materials.


        Thomas G. Moles          Vice President and Senior       Director  and  Managing  Director,  J. & W.  Seligman  & Co.
              (56)               Portfolio Manager               Incorporated;  Vice President and Senior Portfolio  Manager,
                                                                 three other  open-end  investment  companies in the Seligman
                                                                 Group;  President  and Senior  Portfolio  Manager,  Seligman
                                                                 Quality  Municipal Fund, Inc. and Seligman Select  Municipal
                                                                 Fund, Inc., closed-end  investment companies;  and Director,
                                                                 Seligman Advisors, Inc. and Seligman Services, Inc.

       Lawrence P. Vogel                 Vice President          Senior  Vice  President,  Finance,  J. & W.  Seligman  & Co.
             (42)                                                Incorporated,  Seligman  Advisors,  Inc.,  and Seligman Data
                                                                 Corp.;  Vice  President,  the Seligman  Group of  investment
                                                                 companies  and  Seligman  Services,   Inc.;  and  Treasurer,
                                                                 Seligman Henderson Co.


        Frank J. Nasta                     Secretary             General Counsel,  Senior Vice President,  Law and Regulation
             (34)                                                and   Corporate   Secretary,   J.  &  W.   Seligman   &  Co.
                                                                 Incorporated;  Secretary,  the Seligman  Group of investment companies,  Seligman Advisors, Inc., Seligman Henderson Co.,
                                                                 Seligman Services, Inc., and Seligman Data Corp.


         Thomas G. Rose                    Treasurer             Treasurer, the Seligman Group of investment companies
              (41)                                               and Seligman Data Corp.

The Executive Committee of the Board acts on behalf of the Board between meetings to determine the value of securities and assets owned by the Funds for which no market valuation is available, and to elect or appoint officers of the Funds to serve until the next meeting of the Board.

Directors and officers of the Funds are also directors and officers of some or all of the other investment companies in the Seligman Group.

Compensation


                                                                          Pension or             Total Compensation
                                                       Aggregate       Retirement Benefits         from Funds and
            Name and                                 Compensation      Accrued as Part of         Fund Complex Paid
       Position with Fund                            from Fund (1)       Fund Expenses           to Directors (1)(2)
       ------------------                            -------------       -------------           -------------------
William C. Morris, Director and Chairman                 N/A                 N/A                         N/A
Brian T. Zino, Director and President                    N/A                 N/A                         N/A
Richard R. Schmaltz, Director                            N/A                 N/A                         N/A
John R. Galvin, Director                                $631                 N/A                     $77,000
Alice S. Ilchman, Director                               559                 N/A                      70,000
Frank A. McPherson, Director                             609                 N/A                      75,000
John E. Merow, Director                                  600                 N/A                      74,000
Betsy S. Michel, Director                                631                 N/A                      77,000
James C. Pitney, Director                                579                 N/A                      72,000
James Q. Riordan, Director                               579                 N/A                      72,000
Robert L. Shafer, Director                               579                 N/A                      72,000
James N. Whitson, Director                               631(d)              N/A                      77,000(d)


----------
(1) For the Fund's fiscal year ended September 30, 1998. Effective January 16, 1998, the per meeting fee for Directors was increased by $1,000, which is allocated among all funds in the Fund Complex.
(2) The Seligman Group of investment companies consists of eighteen investment companies.
(d)  Deferred.


The Fund has a compensation arrangement under which outside directors may elect to defer receiving their fees. The Fund has adopted a Deferred Compensation Plan under which a director who has elected deferral of his or her fees may choose a rate of return equal to either (1) the interest rate on short-term Treasury bills, or (2) the rate of return on the shares of any of the investment companies advised by J. & W. Seligman & Co. Incorporated, as designated by the director. The cost of such fees and earnings is included in directors' fees and expenses, and the accumulated balance thereof is included in other liabilities in the Fund's financial statements. The total amount of deferred compensation (including earnings) payable in respect of the Fund to Mr. Whitson as of September 30, 1998 was $10,688. Messrs. Merow and Pitney no longer defer current compensation; however, they have accrued deferred compensation in the amounts of $17,074 and $8,311, respectively, as of September 30, 1998.

The Fund may, but is not obligated to, purchase shares of Seligman Group investment companies to hedge its obligations in connection with the Fund's Deferred Compensation Plan.


Sales Charges

Class A shares of the Fund may be issued without a sales charge to present and retired directors, trustees, officers, employees (and their family members) of the Fund, the other investment companies in the Seligman Group, and J. & W. Seligman & Co. Incorporated and its affiliates. Family members are defined to include lineal descendents and lineal ancestors, siblings (and their spouses and children) and any company or organization controlled by any of the foregoing. Such sales also may be made to employee benefit plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by J. & W. Seligman & Co. Incorporated or any affiliate. These sales may be made for investment purposes only, and shares may be resold only to the Fund.

Class A shares may be sold at net asset value to these persons since such sales require less sales effort and lower sales related expenses as compared with sales to the general public.

               Control Persons and Principal Holders of Securities


Control Persons

As of January 12, 1999, there was no person or persons who controlled the Fund, either through significant ownership of Fund shares or any other means of control.

Principal Holders

As of January 12, 1999, MLPF&S For The Benefit Of Its Customers #974B3, Attn Fund Administration, 4800 Deer Lake Drive East 3rd Floor, Jacksonville, FL 32246 owned of record 13.51% of the outstanding Class A shares of capital stock of the Fund.

Management Ownership

Directors and officers of the Fund as a group owned 1.38% of the Fund's Class A capital stock as of January 12, 1999. As of that date, no Directors or officers owned shares of the Fund's Class D capital stock.


                     Investment Advisory and Other Services


Investment Manager


J. & W. Seligman & Co. Incorporated (Seligman) manages the Fund. Seligman is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions, and corporations. On December 29, 1988, a majority of the outstanding voting securities of Seligman was purchased by Mr. William C. Morris and a simultaneous recapitalization of Seligman occurred. See Appendix C for further history of Seligman.

All of the officers of the Fund listed above are officers or employees of Seligman. Their affiliations with the Fund and with Seligman are provided under their principal business occupations.


The Fund pays Seligman a management fee for its services, calculated daily and payable monthly. The management fee is equal to .50% per annum of the Fund's average daily net assets. For the fiscal years ended September 30, 1998, 1997, and 1996, the Fund paid Seligman management fees in the amount of $315,590, $325,747, and $356,576,respectively.


The Fund pays all of its expenses other than those assumed by Seligman, including brokerage commissions, if any, shareholder services and distribution fees, fees and expenses of independent attorneys and auditors, taxes and governmental fees, including fees and expenses of qualifying the Funds and their shares under federal and state securities laws, cost of stock certificates and expenses of repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder record keeping and shareholder account services, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of directors of the Fund not employed by or serving as a director of Seligman or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses. These expenses are allocated between the Funds in a manner determined by the Trustees to be fair and equitable.

The Management Agreement also provides that Seligman will not be liable to the Fund for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing its duties under the Management Agreement, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Management Agreement.

The Management Agreement was unanimously approved by the Directors at a Meeting held on October 11, 1988 and was also approved by the shareholders at a meeting held on December 16, 1988. The Management Agreement will continue in effect until December 29 of each year if (1) such continuance is approved in the manner required by the 1940 Act (i.e., by a vote of a majority of the Directors or of the outstanding voting securities of the Fund and by a vote of a majority of the Directors who are not parties to the Management Agreement or interested persons of any such party) and (2) Seligman shall not have notified the Fund at least 60 days prior to December 29 of each year that it does not desire such continuance. The Management Agreement may be terminated by the Fund, without penalty, on 60 days' written notice to Seligman and will terminate automatically in the event of its assignment. The Fund has agreed to change its name upon termination of its Management Agreement if continued use of the name would cause confusion in the context of Seligman's business.

Officers, directors and employees of Seligman are permitted to engage in personal securities transactions, subject to Seligman's Code of Ethics. The Code of Ethics proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by Seligman's Compliance Officer, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Code of Ethics. The Code of Ethics prohibits each of the officers, directors and employees (including all portfolio managers) of Seligman from purchasing or selling any security that the officer, director, or employee knows or believes (1) was recommended by Seligman for purchase or sale by any client, including the Fund, within the preceding two weeks, (2) has been reviewed by Seligman for possible purchase or sale within the preceding two weeks, (3) is being purchased or sold by any client, (4) is being considered by a research analyst, (5) is being acquired in a private placement, unless prior approval has been obtained from Seligman's Compliance Officer, or (6) is being acquired during an initial or secondary public offering. The Code of Ethics also imposes a strict standard of confidentiality and requires portfolio managers to disclose any interest they may have in the securities or issuers that they recommend for purchase by any client.

The Code of Ethics also prohibits (1) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days of the purchase or sale of the security by a client's account (including investment company accounts) for which the portfolio manager or investment team manages; and (2) each employee from engaging in short-term trading (a purchase and sale or vice-versa within 60 days). Any profit realized pursuant to either of these prohibitions must be disgorged.

Officers, directors, and employees are required, except under very limited circumstances, to engage in personal securities transactions through Seligman's order desk. The order desk maintains a list of securities that may not be purchased due to a possible conflict with clients. All officers, directors and employees are also required to disclose all securities beneficially owned by them on December 31 of each year.

Principal Underwriter


Seligman Advisors, Inc., (Seligman Advisors) an affiliate of Seligman, 100 Park Avenue, New York, New York 10017, acts as general distributor of the shares of the Fund and of the other mutual funds in the Seligman Group. Seligman Advisors is an "affiliated person" (as defined in the 1940 Act) of Seligman, which is itself an affiliated person of the Fund. Those individuals identified above under "Management Information" as directors or officers of both the Fund and Seligman Advisors are affiliated persons of both entities.

Services Provided by the Investment Manager

Under the Management Agreement, dated December 29, 1988, subject to the control of the Board of Directors, Seligman manages the investment of the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund's investment objectives and policies, and administers their business and other affairs. Seligman provides the Fund with such office space, administrative and other services and executive and other personnel as are necessary for Fund operations. Seligman pays all of the compensation of directors of the Fund who are employees or consultants of Seligman and of the officers and employees of the Fund. Seligman also provides senior management for Seligman Data Corp., the Fund's shareholder service agent.


Service Agreements

There are no other management-related service contracts under which services are provided to the Fund.

Other Investment Advice

No person or persons, other than directors, officers, or employees of Seligman, regularly advise the Fund with respect to its investments.

Dealer Reallowances

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares of the Fund, as set forth below:

                                                                  Regular Dealer
                             Sales Charge       Sales Charge        Reallowance
                              as a % of         as a % of Net        As a % of
Amount of Purchase         Offering Price(1)   Amount Invested    Offering Price
------------------         -----------------   ---------------    --------------

Less than  $ 50,000              4.75%               4.99%              4.25%
$50,000  -  $ 99,999             4.00               4.17               3.50
$100,000  -  $249,999            3.50               3.63               3.00
$250,000  -  $499,999            2.50               2.56               2.25
$500,000  -  $999,999            2.00               2.04               1.75
$1,000,000  and over(2)           0                   0                  0

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.
(2) You will not pay a sales charge on purchases of $1 million or more, but you will be subject to a 1% CDSC if you sell your shares within 18 months.


Seligman Services, Inc. (Seligman Services), an affiliate of Seligman, is a limited purpose broker/dealer. Seligman Services is eligible to receive commissions from certain sales of Fund shares. For the Fund's fiscal years ended September 30, 1998, 1997, and 1996, Seligman Services received commissions of $362, $2,451, and $611, respectively.


Rule 12b-1 Plan

The Fund has adopted an Administration, Shareholder Services and Distribution Plan (12b-1 Plan) in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.


Under the 12b-1 Plan, the Fund may pay to Seligman Advisors an administration, shareholder services and distribution fee in respect of the Fund's Class A and Class D shares. Payments under the 12b-1 Plan may include, but are not limited to: (1) compensation to securities dealers and other organizations (Service Organizations) for providing distribution assistance with respect to assets invested in the Fund; (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders; and (3) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and defraying Seligman Advisors' costs incurred in connection with its marketing efforts with respect to shares of the Fund. Seligman, in its sole discretion, may also make similar payments to Seligman
Advisors from its own resources, which may include the management fee that Seligman receives from the Fund. Payments made by the Fund under the 12b-1 Plan are intended to be used to encourage sales of the Fund, as well as to discourage redemptions.

Fees paid by the Fund under the 12b-1 Plan with respect to any class of shares may not be used to pay expenses incurred solely in respect of any other class or any other Seligman fund. Expenses attributable to more than one class of the Fund will be allocated between the classes in accordance with a methodology approved by the Fund's Board of Directors. The Fund may participate in joint distribution activities with other Seligman funds, and the expenses of such activities will be allocated among the applicable funds based on relative sales, in accordance with a methodology approved by the Board.

Class A

Under the 12b-1 Plan, the Fund, with respect to Class A shares, pays quarterly to Seligman Advisors a service fee at an annual rate of up to .25% of the average daily net asset value of the Class A shares. These fees are used by Seligman Advisors exclusively to make payments to Service Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations receive from Seligman Advisors a continuing fee of up to .25% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The fee payable to Service Organizations from time to time shall, within such limits, be determined by the Directors of the Fund. The Fund is not obligated to pay Seligman Advisors for any such costs it incurs in excess of the fee described above. No expense incurred in one fiscal year by Seligman Advisors with respect to Class A shares of the Fund may be paid from Class A 12b-1 fees received from the Fund in any other fiscal year. If the Fund's 12b-1 Plan is terminated in respect of Class A shares, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class A shares. The total amount paid by the Fund to Seligman Advisors in respect of Class A shares for the fiscal year ended September 30, 1998 was $133,429, equivalent to .22% of the Class A shares' average daily net assets.

Class D

Under the 12b-1 Plan, the Fund, with respect to Class D shares, pays monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class D shares. The Fee is used by Seligman Advisors as follows: During the first year following the sale of Class D shares, a distribution fee of .75% of the average daily net assets attributable to Class D share is used, along with any CDSC proceeds, to (1) reimburse Seligman Advisors for its payment at the time of sale of Class D shares of a .75% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class D shares, a service fee of up to .25% of the average daily net assets attributable to such Class D shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class D shares of a service fee of up to .25% of the net asset value of the Class D share sold (for shareholder services to be provided to Class D shareholders over the course of the one year immediately following the sale). The payment to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class D shares, the entire 12b-1 fee attributable to such Class D shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of assets invested in the Fund. The total amount paid by the Fund in respect of Class D shares for the fiscal year ended September 30, 1998 was $16,974 equivalent to 1% per annum of the average daily net assets of Class D shares.

The amounts expended by Seligman Advisors in any one year with respect to Class D shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class D shares in one fiscal year to be paid from Class D 12b-1 fees received from the Fund in any other fiscal year; however, in any fiscal year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.

As of September 30, 1998 Seligman Advisors has incurred $8,361 of unreimbursed expenses in respect of the Fund's Class D shares. This amount is equal to .53% of the net assets of Class D at September 30, 1998.

If the 12b-1 Plan is terminated in respect of Class D shares, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class D shares.

Payments made by the Fund under the 12b-1 Plan for its fiscal year ended September 30, 1998, were spent on the following activities in the following amounts:

                                              Class A              Class D
                                              -------              -------

Compensation to underwriters                                        $5,440

Compensation to broker/dealers                $133,429             $11,534


The 12b-1 Plan was approved on January 12, 1988 by the Directors, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan (the "Qualified Directors") and was approved by shareholders of the Fund December 16, 1988. Amendments to the Plan were approved in respect of the Class D shares on November 18, 1993 by the Directors, including a majority of the Qualified Directors, and became effective with respect to the Class D shares on February 1, 1994. The 12b-1 Plan will continue in effect until December 31 of each year so long as such continuance is approved annually by a majority vote of both the Directors and the Qualified Directors, cast in person at a meeting called for the purpose of voting on such approval. The 12b-1 Plan may not be amended to increase materially the amounts payable under the terms of the 12b-1 Plan without the approval of a majority of the outstanding voting securities of the Fund and no material amendment to the 12b-1 Plan may be made except with the approval of a majority of both the Directors and the Qualified Directors in accordance with the applicable provisions of the 1940 Act and the rules thereunder.

The 12b-1 Plan requires that the Treasurer of the Fund shall provide to the Directors, and the Directors shall review at least quarterly, a written report of the amounts expended (and purposes therefor) made under the 12b-1 Plan. Rule 12b-1 also requires that the selection and nomination of Directors who are not "interested persons" of the Fund be made by such disinterested Directors.


Seligman Services acts as a broker/dealer of record for shareholder accounts that do not have a designated financial advisor and receives compensation from the Fund pursuant to the 12b-1 Plan for providing personal services and account maintenance to such accounts and other distribution services. For the fiscal years ended September 30, 1998, 1997, and 1996, Seligman Services received distribution and service fees of $10,296, $9,787, and $8,659, respectively, pursuant to the 12b-1 Plan.


                    Brokerage Allocation and Other Practices

Brokerage Transactions


For the fiscal years ended September 30, 1998, 1997, and 1996, no brokerage commissions were paid by the Fund. When two or more of the investment companies in the Seligman Group or other investment advisory clients of Seligman desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by Seligman in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.


In over-the-counter markets, the Fund deals with responsible primary market makers unless a more favorable execution or price is believed to be obtainable. The Fund may buy securities from or sell securities to dealers acting as principal, except dealers with which its directors and/or officers are affiliated.



Commissions

For the fiscal years ended September 30, 1998, 1997, and 1996, the Fund did not execute any portfolio transactions with, and therefore did not pay any commissions to, any broker affiliated with either the Fund, Seligman, or Seligman Advisors.



Regular Broker-Dealers


During the Fund's fiscal year ended September 30, 1998, the Fund did not acquire securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or of their parents.


                       Capital Stock and Other Securities

Capital Stock

The Fund is authorized to issue 100,000,000 shares of capital stock, each with a par value of $.001, divided into two classes, designated Class A and Class D shares. Each share of the Fund's Class A and Class D capital stock is equal as to earnings, assets, and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or Maryland law. The Fund has adopted a multiclass plan pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes of common stock. In accordance with the Articles of Incorporation, the Board of Directors may authorize the creation of additional classes of common stock with such characteristics as are permitted by the multiclass plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. All shares have noncumulative voting rights for the election of directors. Each outstanding share is fully paid and non-assessable, and each is freely transferable. There are no liquidation, conversion, or preemptive rights.

Other Securities

The Fund has no authorized securities other than capital stock.

                   Purchase, Redemption, and Pricing of Shares

Purchase of Shares

Class A

Class A shares may be purchased at a price equal to the next determined net asset value per share, plus an initial sales charge.

Purchases of Class A shares by a "single person" (as defined below) may be eligible for the following reductions in initial sales charges:

Volume Discounts are provided if the total amount being invested in Class A shares of the Fund alone, or in any combination of shares of the other mutual funds in the Seligman Group which are sold with an initial sales charge, reaches levels indicated in the sales charge schedule set forth in the Prospectus.

The Right of Accumulation allows an investor to combine the amount being invested in Class A shares of the Fund and shares of the other Seligman mutual funds sold with an initial sales charge with the total net asset value of shares of those mutual funds already owned that were sold with an initial sales charge and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase to determine reduced sales charges in accordance with the schedule in the prospectus. The value of the shares owned, including the value of shares of Seligman Cash Management Fund acquired in an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase will be taken into account in orders placed through a dealer, however, only if Seligman Advisors is notified by an investor or a dealer of the amount owned by the investor at the time the purchase is made and is furnished sufficient information to permit confirmation.

A Letter of Intent allows an investor to purchase Class A shares over a 13-month period at reduced initial sales charges in accordance with the schedule in the Prospectus, based on the total amount of Class A shares of the Fund that the letter states the investor intends to purchase plus the total net asset value of shares that were sold with an initial sales charge of the other Seligman mutual funds already owned and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase. Reduced sales charges also may apply to purchases made within a 13-month period starting up to 90 days before the date of execution of a letter of intent.


CDSC Applicable to Class A Shares. Class A shares purchased without an initial sales charge in accordance with the sales charge schedule in the Fund's Prospectus, or pursuant to a Volume Discount, Right of Accumulation, or Letter of Intent are subject to a CDSC of 1% on redemptions of such shares within eighteen months of purchase. Employee benefit plans eligible for net asset value sales (as described below) may be subject to a CDSC of 1% for terminations at the plan level only, on redemptions of shares purchased within eighteen months prior to plan termination. The 1% CDSC will be waived on shares that were purchased through Morgan Stanley Dean Witter & Co. by certain Chilean institutional investors (i.e. pension plans, insurance companies, and mutual funds). Upon redemption of such shares within an eighteen-month period, Morgan Stanley Dean Witter will reimburse Seligman Advisors a pro rata portion of the fee it received from Seligman Advisors at the time of sale of such shares.


See "CDSC Waivers" below for other waivers which may be applicable to Class A shares.

Persons Entitled To Reductions. Reductions in initial sales charges apply to purchases of Class A shares by a "single person," including an individual; members of a family unit comprising husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended, organizations tax exempt under Section 501(c)(3) or (13) of the Internal Revenue Code, and non-qualified employee benefit plans that satisfy uniform criteria are considered "single persons" for this purpose. The uniform criteria are as follows:

     1. Employees must authorize the employer, if requested by a Fund, to receive in bulk and to distribute to each participant on a timely basis the Fund prospectus, reports, and other shareholder communications.

     2. Employees participating in a plan will be expected to make regular periodic investments (at least annually). A participant who fails to make such investments may be dropped from the plan by the employer or the Fund 12 months and 30 days after the last regular investment in his account. In such event, the dropped participant would lose the discount on share purchases to which the plan might then be entitled.

     3. The employer must solicit its employees for participation in such an employee benefit plan or authorize and assist an investment dealer in making enrollment solicitations.

Eligible Employee Benefit Plans. The table of sales charges in the Prospectus applies to sales to "eligible employee benefit plans," except that the Fund may sell shares at net asset value to "eligible employee benefit plans" which have at least (1) $500,000 invested in the Seligman Group of mutual funds or (2) 50 eligible employees to whom such plan is made available. Such sales must be made in connection with a payroll deduction system of plan funding or other systems acceptable to Seligman Data Corp., the Fund's shareholder service agent. "Eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares. Sales of shares to such plans must be made in connection with a payroll deduction system of plan funding or other system acceptable to Seligman Data Corp.

Such sales are believed to require limited sales effort and sales-related expenses and therefore are made at net asset value. Contributions or account information for plan participation also should be transmitted to Seligman Data Corp. by methods which it accepts. Additional information about "eligible employee benefit plans" is available from financial advisors or Seligman Advisors.

Further Types of Reductions. Class A shares may also be issued without an initial sales charge to any registered unit investment trust which is the issuer of periodic payment plan certificates, the net proceeds of which are invested in Fund shares; to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act; to registered representatives and employees (and their spouses and minor children) of any dealer that has a sales agreement with Seligman Advisors; to financial institution trust departments; to registered investment advisers exercising discretionary investment authority with respect to the purchase of Fund shares; to accounts of financial institutions or broker/dealers that charge account management fees, provided Seligman or one of its affiliates has entered into an agreement with respect to such accounts; pursuant to sponsored arrangements with organizations which make recommendations to, or permit group solicitations of, its employees, members or participants in connection with the purchase of shares of the Fund; to other investment companies in the Seligman Group in connection with a deferred fee arrangement for outside directors; and to "eligible employee benefit plans" which have at least (1) $500,000 invested in the Seligman mutual funds or (2) 50 eligible employees to whom such plan is made available.

Class D

Class D shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class D shares are subject to a CDSC of 1% if the shares are redeemed within one year of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Systematic Withdrawals. Class D shareholders who reinvest both their dividends and capital gain distributions to purchase additional shares of the Fund, may use the Fund's Systematic Withdrawal Plan to withdraw up to 10 of the value of their accounts per year without the imposition of a CDSC. Account value is determined as of the date the systematic withdrawals begin.

CDSC Waivers. The CDSC on Class D shares (and certain Class A shares, as discussed above) will be waived or reduced in the following instances:

(1) on redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder or beneficial owner;

(2)  in connection with (1) distributions  from retirement plans qualified under
     Section 401(a) of the Internal Revenue Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to, death, disability, retirement, or separation of service), (2) distributions from a custodial account under
     Section 403(b)(7) of the Internal Revenue Code or an IRA due to death, disability, minimum distribution requirements after attainment of age 70 1/2 or, for accounts established prior to January 1, 1998, attainment of age 59 1/2, and (3) a tax-free return of an excess contribution to an IRA;

(3) in whole or in part, in connection with shares sold to current and retired Directors of the Fund;

(4) in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of any registered investment management company;

(5)  in whole or in part, in connection with systematic withdrawals;

(6) in connection with participation in the Merrill Lynch Small Market 401(k) Program.

If, with respect to a redemption of any Class A Class D shares sold by a dealer, the CDSC is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to Seligman Advisors promptly upon notice, an amount equal to the payment or a portion of the payment made by Seligman Advisors at the time of sale of such shares.

Fund Reorganizations

Class A shares may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of shares of a Fund if the Fund is combined with another Seligman mutual fund, or in connection with a similar reorganization transaction.

Payment in Securities. In addition to cash, the Funds may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value and, if applicable, any sales charge), although the Funds do not presently intend to accept securities in payment for Fund shares. Generally, a Fund will only consider accepting securities (l) to increase its holdings in a portfolio security, or (2) if Seligman determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that a Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. A Fund may reject in whole or in part offers to pay for Fund shares with securities, may require partial payment in cash for applicable sales charges, and may discontinue accepting securities as payment for Fund shares at any time without notice. The Funds will not accept restricted securities in payment for shares. The Funds will value accepted securities in the manner provided for valuing portfolio securities.

Offering Price

When you buy or sell Fund shares, you do so at the Class's net asset value (NAV) next calculated after Seligman Advisors accepts your request. Any applicable sales charge will be added to the purchase price for Class A shares.

NAV per share of each class of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time), on each day that the NYSE is open for business. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Fund will also determine NAV for each class on each day in which there is a sufficient degree of trading in the Fund's portfolio securities that the NAV of Fund shares might be materially affected. NAV per share for a class is computed by dividing such class's share of the value of the net assets of the Fund (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of the Fund, including the management fee, are accrued daily and taken into account for the purpose of determining NAV.

The securities in which the Fund invests are traded primarily in the over-the-counter market. Municipal securities and other short-term holdings maturing in more than 60 days are valued on the basis of quotations provided by an independent pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. In the absence of such quotations, fair value will be determined in accordance with procedures approved by the Trustees. Short-term holdings having remaining maturities of 60 days or less are generally valued at amortized cost.

Generally, trading in certain securities such as municipal securities, corporate bonds, US Government securities, and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in determining the net asset value of a Fund's shares are computed as of such times.

Specimen Price Make-Up

Under the current distribution arrangements between the Fund and Seligman Advisors, Class A shares are sold with a maximum initial sales charge of 4.75% and Class D shares are sold at NAV(1). Using each Class's NAV at September 30, 1998, the maximum offering price of the Fund's shares is as follows:

Class A
-------

     Net asset value per share.................................     $7.78

     Maximum sales charge (4.75% of offering price)............       .39
                                                                    -----

     Offering price to public..................................     $8.17
                                                                    =====

Class D
-------

     Net asset value and offering price per share(1) ..........     $7.86
                                                                    =====
--------------
(1) Class D shares are subject to a CDSC of 1% on redemptions within one year of purchase.

Redemption in Kind

The procedures for selling Fund shares under ordinary circumstances are set forth in the Prospectus. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on, the NYSE during periods of emergency, or such other periods as ordered by the Securities and Exchange Commission. Under these circumstances, redemption proceeds may be made in securities. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.

                              Taxation of the Fund

The Fund is qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. For each year so qualified, the Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, realized during any taxable year, which it distributes to its shareholders, provided that at least 90% of its net investment income and net short-term capital gains are distributed to shareholders each year.

Qualification as a regulated investment company under the Internal Revenue Code requires among other things, that (1) at least 90% of the annual gross income of the Fund be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities or currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies; (2) and the Fund diversify its holdings so that, at the end of each quarter of the taxable year,
(i) at least 50% of the market value of the Fund's assets is represented by cash, US Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than US Government securities).

Federal Income Taxes

If, at the end of each quarter of its taxable year, at least 50% of the Fund's total assets is invested in obligations exempt from regular federal income tax, the Fund will be eligible to pay dividends that are excludable by shareholders from gross income for regular federal income tax purposes. The total amount of such exempt interest dividends paid by the Fund cannot exceed the amount of federally tax-exempt interest received by the Fund during the year less any expenses allocable to the Fund.

Distributions of net capital gains (i.e., the excess of net long-term capital gains over any net short-term losses) are taxable as long-term capital gain, whether received in cash or invested in additional shares, regardless of how long the shares have been held by a shareholder, except that the portion of net capital gains representing accrued market discount on tax-exempt obligations acquired after April 30, 1993 will be taxable as ordinary income. Individual shareholders will be subject to federal tax on distributions of net capital gains at a maximum rate of 20% if designated as derived from the Fund's capital gains from property held for more than one year. Net Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Distributions from the Fund's other investment income (other than exempt interest dividends) or from net realized short-term gain will taxable to shareholders as ordinary income, whether received in cash or invested in additional shares. Distributions generally will not be eligible for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by the Fund will be treated for federal income tax purposes as having received a distribution in an amount equal to the fair market value on the date of distribution of the shares received.

Interest on indebtedness incurred or continued to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent that the Fund's distributions are exempt from federal income tax.

Any gain or loss realized upon a sale or redemption of shares in the Fund by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. Individual shareholders will be subject to federal income tax on net capital gains at a maximum rate of 20% in respect of shares held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss realized will be treated as long-term capital loss to the extent that it offsets the long-term capital gain distribution. In addition, no loss will be allowed on the sale or other disposition of shares of the Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (including shares acquired through dividend reinvestment) securities that are substantially identical to the shares of the Fund.

In determining gain or loss on shares of the Fund that are sold or exchanged within 90 days after acquisition, a shareholder generally will not be permitted to include in the tax basis attributable to such shares the sales charge incurred in acquiring such shares to the extent of any subsequent reduction of the sales charge by reason of the Exchange or Reinstatement Privilege offered by the Fund. Any sales charge not taken into account in determining the tax basis of shares sold or exchanged within 90 days after acquisition will be added to the shareholder's tax basis in the shares acquired pursuant to the Exchange or Reinstatement Privilege.


Shareholders are urged to consult their tax advisors concerning the effect of federal income taxes in their individual circumstances. In particular, persons who may be "substantial users" (or "related person" of substantial users) of facilities financed by industrial development bonds or private activity bonds should consult the tax advisors before purchasing shares of the Fund.


New Jersey Taxes


In the opinion of McCarter & English, LLP, New Jersey counsel to the New Jersey Fund, income distributions paid from a "qualified investment fund" are exempt from the New Jersey gross income tax, to the extent attributable to tax-exempt obligations specified by New Jersey law. As defined in N.J.S.A. 54A:6-14.1, a qualified investment fund is any investment or trust company, or Fund of such investment company or trust registered with the Securities and Exchange Commission, which for the calendar year in which a distribution is paid, has (i) no investments other than interest-bearing obligations, obligations issued at a discount, and cash and cash items, including receivables, and financial options, futures, forward contracts, or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indices related thereto (such financial options, etc. being referred to herein as "Financial Instruments"), and (ii) which has at least 80% of the aggregate principal amount of all its investments, excluding Financial Instruments, to the extent such instruments are authorized by section 851(b) of the Internal Revenue Code, cash and cash items, including receivables, invested in obligations issued by New Jersey, or in obligations that are free from state or local taxation under New Jersey and federal laws such as obligations issued by the governments of Puerto Rico, Guam or the Virgin Islands ("Municipal Securities"). Interest income and gains realized by the New Jersey Fund upon disposition of obligations and distributed to the shareholders are exempt from the New Jersey gross income tax to the extent attributable to Municipal Securities. Gains resulting from the redemption or sale of shares of the New Jersey Fund would also be exempt from the New Jersey gross income tax.

The New Jersey gross income tax is not applicable to corporations. For all corporations subject to the New Jersey Corporation Business Tax, interest on Municipal Securities is included in the net income tax base for purposes of computing the corporation business tax. Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corporation Business Tax.

The New Jersey Fund will notify shareholders by February 15 of each calendar year as to the amounts of all such dividends and distributions which are exempt from federal income taxes and New Jersey gross income tax and the amounts, if any, which are subject to such taxes. Shareholders are, however, urged to consult with their own tax advisors as to the federal, state or local tax consequences in their specific circumstances.

Prospective investors should be aware that an investment in a state municipal fund may not be suitable for persons who do not receive income subject to income taxes of such state.

                                  Underwriters

Distribution of Securities

The Fund and Seligman Advisors are parties to a Distributing Agreement dated January 1, 1993 under which Seligman Advisors acts as the exclusive agent for distribution of shares of the Fund. Seligman Advisors accepts orders for the purchase of Fund shares, which are offered continuously. As general distributor of the Fund's shares of beneficial interest, Seligman Advisors allows reallowances to all dealers on sales of Class A shares, as set forth above under "Dealer Reallowances." Seligman Advisors retains the balance of sales charges and any CDSCs paid by investors.


Total sales charges paid by shareholders of Class A shares of the Fund for the fiscal years ended September 30, 1998, 1997, and 1996 are shown below. Also shown are the amounts of the Class A sales charges that were retained by Seligman Advisors:.

                             Total Sales Charges Paid    Amount of Class A Sales
                                  by Shareholders          Charges Retained by
Fiscal Year                      on Class A Shares          Seligman Advisors
-----------                      -----------------          -----------------
1998                                   $73,037                      $8,550
1997                                    96,284                      11,430
1996                                   110,566                      12,922


Compensation


Seligman Advisors, which is an affiliated person of Seligman, which is an affiliated person of the Fund, received the following commissions and other compensation from the Fund during its fiscal year ended September 30, 1998:

                            Compensation on
        Net Underwriting    Redemptions and
          Discounts and       Repurchases
           Commissions      (CDSC on Class A
         (Class A Sales       and Class D         Brokerage         Other
        Charge Retained)       Retained)         Commissions     Compensation
        ----------------       ---------         -----------     ------------

             $8,550               $492               $0               $0


Other Payments

Seligman Advisors shall pay broker/dealers, from its own resources, a fee on purchases of Class A shares of $1,000,000 or more (NAV sales), calculated as follows: 1.00% of NAV sales up to but not including $2 million; .80% of NAV sales from $2 million up to but not including $3 million; .50% of NAV sales from $3 million up to but not including $5 million; and .25% of NAV sales from $5 million and above. The calculation of the fee will be based on assets held by a "single person," including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a trustee or other fiduciary for a fiduciary account may not be aggregated purchases made on behalf of any other fiduciary or individual account.


Seligman Advisors shall also pay broker/dealers, from its own resources, a fee on assets of certain investments in Class A shares of the Seligman mutual funds participating in an "eligible employee benefit plan" that are attributable to the particular broker/dealer. The shares eligible for the fee are those on which an initial sales charge was not paid because either the participating eligible employee benefit plan has at least (1) $500,000 invested in the Seligman mutual funds or (2) 50 eligible employees to whom such plan is made available. Class A shares representing only an initial purchase of Seligman Cash Management Fund are not eligible for the fee. Such shares will become eligible for the fee once they are exchanged for shares of another Seligman mutual fund. The payment is based on cumulative sales for each Plan during a single calendar year, or portion thereof. The payment schedule, for each calendar year, is as follows: 1.00% of sales up to but not including $2 million; .80% of sales from $2 million up to but not including $3 million; .50% of sales from $3 million up to but not including $5 million; and .25% of sales from $5 million and above.


Seligman Advisors may from time to time assist dealers by, among other things, providing sales literature to, and holding informational programs for the benefit of, dealers' registered representatives. Dealers may limit the participation of registered representatives in such informational programs by means of sales incentive programs which may require the sale of minimum dollar amounts of shares of Seligman mutual funds. Seligman Advisors may from time to time pay a bonus or other incentive to dealers that sell shares of the Seligman mutual funds. In some instances, these bonuses or incentives may be offered only to certain dealers which employ registered representatives who have sold or may sell a significant amount of shares of the Fund and/or certain other mutual funds managed by Seligman during a specified period of time. Such bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or outside the United States. The cost to Seligman Advisors of such promotional activities and payments shall be consistent with the rules of the National Association of Securities Dealers, Inc., as then in effect.

                         Calculation of Performance Data


Class A

The annualized yield for the 30-day period ended September 30, 1998 for the Fund's Class A shares was 3.73%. The annualized yield was computed by dividing the Fund's net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value plus the maximum sales load of 4.75% of the net amount invested) on September 30, 1998, which was the last day of this period. The average number of Class A shares of the Fund was 7,943,192, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield was then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

The tax equivalent annualized yield for the 30-day period ended September 30, 1998 for the Fund's Class A shares was 6.60%. The tax equivalent annualized yield was computed by first computing the annualized yield as discussed above. Then the portion of the yield attributable to securities the income of which was exempt for federal and state income tax purposes was determined. This portion of the yield was then divided by one minus 43.45% (which assumes the maximum combined federal and state income tax rate for individual taxpayers that are subject to New Jersey's gross income taxes). Then the small portion of the yield attributable to securities the income of which was exempt only for federal income tax purposes was determined. This portion of the yield was then divided by one minus 39.6% (39.6% being the assumed maximum federal income tax rate for individual taxpayers). These two calculations were then added to the portion of the Class A shares' yield, if any, that was attributable to securities the income of which was not tax-exempt.

The average annual total return for the Fund's Class A shares for the one-year period ended September 30, 1998 was 3.66%. The average annual total return for the Fund's Class A shares for the five-year period ended September 30, 1998 was 4.39%. The average annual total return for the Fund's Class A shares for the ten-year period ended September 30, 1998 was 7.39%. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class A shares of the Fund. From this $1,000, the maximum sales load of $47.50 (4.75% of public offering price) was deducted. It was then assumed that all of the dividends and distributions by the Fund's Class A shares over the relevant time period were reinvested. It was then assumed that at the end of the one-year period, the five-year period, and the ten-year period of the Fund, the entire amount was redeemed. The average annual total return was then calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption (i.e., the average annual compound rate of return).

Class D

The annualized yield for the 30-day period ended September 30, 1998 for the Fund's Class D shares was 3.17%.. The annualized yield was computed as for Class A shares by dividing the Fund's net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value) on September 30, 1998 which was the last day of this period. The average number of Class D shares of the Fund was 203,236, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield was then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

The tax equivalent annualized yield for the 30-day period ended September 30, 1998 for the Fund's Class D shares was 5.61%. The tax equivalent annualized yield was computed as discussed above for Class A shares.

The average annual total return for the Fund's Class D shares for the one-year period ended September 30, 1998 was 6.97%. The average annual total return for the Fund's Class D shares for the period since inception through September 30, 1998 was 4.78%. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class D shares of the Fund and that all of the dividends and distributions by the Fund's Class D shares over the relevant time period were reinvested. It was then assumed that at the end of the one-year period and the period since inception of the Fund, the entire amount was redeemed, subtracting the 1% CDSC, if applicable

The tables below illustrate the total returns on a $1,000 investment in the Fund's Class A and Class D shares for the ten years ended September 30, 1998 or from the Class's inception through September 30, 1998, assuming investment of all dividends and capital gain distributions.

                                     Class A

                          Value of          Value of                         Total Value
        Year              Initial         Capital Gain       Value of             Of              Total
       Ended(1)        Investment(2)     Distributions       Dividends      Investment(2)     Return(1)(3)
       --------        -------------     -------------       ---------      -------------     ------------
       9/30/89              $ 979              $---              $68            $1,047
       9/30/90                956                 9              134             1,099
       9/30/91              1,022                15              216             1,253
       9/30/92              1,056                18              300             1,374
       9/30/93              1,124                41              402             1,567
       9/30/94              1,009                54              437             1,500
       9/30/95              1,035                79              533             1,647
       9/30/96              1,036                80              619             1,735
       9/30/97              1,031               137              705             1,873

       9/30/98              1,062               162              816             2,040             103.98%



                                     Class D

                          Value of          Value of                         Total Value
        Year              Initial         Capital Gain       Value of             Of              Total
       Ended(1)        Investment(2)     Distributions       Dividends      Investment(2)     Return(1)(3)
       --------        -------------     -------------       ---------      -------------     ------------
       9/30/94               $919              $---             $ 26             $ 945
       9/30/95                941                15               72             1,028
       9/30/96                943                15              117             1,075
       9/30/97                938                51              162             1,151

       9/30/98                965                65              213             1,243              24.34%


----------
(1) For the ten-year period ended September 30, 1998 for Class A shares; and from commencement of operations for Class D shares on February 1, 1994.


(2) The "Value of Initial Investment" as of the date indicated reflects the effect of the maximum sales load and CDSC, if applicable, assumes that all dividends and capital gain distributions were taken in cash and reflects changes in the net asset value of the shares purchased with the hypothetical initial investment. "Total Value of Investment" reflects the effect of the CDSC, if applicable, and assumes investment of all dividends and capital gain distributions.


(3) Total return for each Class of the Fund is calculated by assuming a hypothetical initial investment of $1,000 at the beginning of the period specified, subtracting the maximum sales load or CDSC, if applicable; determining total value of all dividends and distributions that would have been paid during the period on such shares assuming that each dividend or distribution was invested in additional shares at net asset value; calculating the total value of the investment at the end of the period; and finally, by dividing the difference between the amount of the hypothetical initial investment at the beginning of the period and its value at the end of the period by the amount of the hypothetical initial investment.

Seligman waived its fees and reimbursed certain expenses during some of the periods above, which positively affected the performance results presented.

                              Financial Statements

The Fund's Annual Report to Shareholders for the fiscal year ended September 30, 1998 contains a schedule of the investments of the Fund as of September 30,
1998, as well as certain other financial information as of that date. The financial statements and notes included in the Annual Report, and the Independent Auditors' Report thereon, are incorporated herein by reference. The Annual Report will be furnished, without charge, to investors who request copies of this SAI.

                               General Information

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless it is clear that the interests of each class or Series in the matter are substantially identical or that the matter does not affect any interest of such class or Series. However, the Rule exempts the selection of independent public accountants, the approval of principal distributing contracts and the election of directors from the separate voting requirements of the Rule.

Custodian. Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, serves as custodian for the Fund. It also maintains, under the general supervision of Seligman, the accounting records and determines the net asset value for the Fund.


Auditors. Deloitte & Touche LLP, independent auditors, have been selected as auditors of the Fund. Their address is Two World Financial Center, New York, NY 10281.

                                   Appendix A

Moody's Investors Service, Inc. ("Moody's")
Municipal Bonds

Aaa:  Municipal  bonds which are rated Aaa are judged to be of the best quality.
They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Municipal bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Municipal bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Municipal bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be characteristically lacking or may be unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact may have speculative characteristics as well.

Ba: Municipal bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Municipal bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Municipal bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Municipal bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C: Municipal bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers (1, 2 and 3) in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

Municipal Notes

Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG 1 are of the best quality, enjoying strong protection by established cash flows of funds for their servicing or by established and broad-based access to the market for refinancing. Loans bearing the designation MIG 2 are of high quality, with margins of protection ample although not so large as in the preceding group. Loans bearing the designation MIG 3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing in particular, is likely to be less well established. Notes bearing the designation MIG 4 are judged to be of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

Commercial Paper

Moody's Commercial Paper Ratings are opinions of the ability of issuers to repay punctually promissory senior debt obligations not having an original maturity in excess of one year. Issuers rated "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

The designation "Prime-2" or "P-2" indicates that the issuer has a strong capacity for repayment of senior short-term promissory obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

The designation "Prime-3" or "P-3" indicates that the issuer has an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issues rated "Not Prime" do not fall within any of the Prime rating categories.

Standard & Poor's Corporation ("S&P")
Municipal Bonds

AAA: Municipal bonds rated AAA are highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

AA: Municipal bonds rated AA have a very high degree of safety and very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A: Municipal bonds rated A are regarded as upper medium grade. They have a strong degree of safety and capacity to pay interest and repay principal although they are somewhat more susceptible in the long term to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Municipal bonds rated BBB are regarded as having a satisfactory degree of safety and capacity to pay interest and re-pay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and re-pay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC: Municipal bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and pre-pay principal in accordance with the terms of the bond. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

C: The rating C is reserved for income bonds on which no interest is being paid.

D: Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

Municipal Notes

SP-1: Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2:  Satisfactory capacity to pay principal and interest.

Commercial Paper

S&P Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days.

A-1: The A-1 designation indicates that the degree of safety regarding timely payment is very strong.

A-2:   Capacity  for  timely   payment  on  issues  with  this   designation  is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated "B" are regarded as having only a speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity of payment.

D:  Debt rated "D" is in payment default.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

The ratings assigned by S&P may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within its major rating categories.

                                   Appendix B


                      RISK FACTORS REGARDING INVESTMENTS IN
                         NEW JERSEY MUNICIPAL SECURITIES

Some of the significant financial considerations relating to the investments of the New Jersey Fund are summarized below. The following information constitutes only a brief summary, does not purport to be a complete description and is largely based on information drawn from official statements relating to securities offerings of New Jersey municipal obligations available as of the date of this Statement of Additional Information. The accuracy and completeness of the information contained in such offering statements has not been independently verified.

State Finance/Economic Information. New Jersey is the ninth largest state in population and the fifth smallest in land area. With an average of 1,077 people per square mile, it is the most densely populated of all the states. New Jersey's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture.

Business investment expenditures and consumer spending have increased substantially in New Jersey. Capital and consumer spending may continue to rise due to the sustained character of economic growth and the interest-sensitive homebuilding industry may continue to provide stimulus in New Jersey. It is expected that the employment and income growth that has and is taking place will lead to further growth in consumer outlays. Reasons for continued optimism in New Jersey include increasing employment levels and a higher-than-national level of per capita personal income. Also, several expansions of existing hotel-casinos and plans for several new casinos in Atlantic City will mean additional job creation.

While growth is likely to be slower than in the nation, the locational advantages that have served New Jersey well for many years will still be there. Structural changes that have been going on for years can be expected to continue, with job creation concentrated most heavily in the service industries.

New Jersey's Budget and Appropriation System. New Jersey operates on a fiscal year ending on June 30. The General fund is the fund into which all New Jersey revenues not otherwise restricted by statute are deposited and from which appropriations are made. The largest part of the total financial operations of New Jersey is accounted for in the General Fund, which includes revenues received from taxes and unrestricted by statute, most federal revenues, and certain miscellaneous revenue items. The Appropriation Acts enacted by the New Jersey Legislature and approved by the Governor provide the basic framework for the operation of the General Fund. The undesignated General Fund balance at year end for fiscal year 1995 was $569.2 million, for fiscal year 1996 was $442.0 million and for fiscal year 1997 was 280.5 million. For fiscal year 1998, the balance in the undesignated General Fund is estimated to be $143.9 million, subject to change upon completion of the year-end audit. The estimated balance for fiscal year 1999 is $198.9 million, based on the amounts contained in the fiscal year 1999 Appropriations Act. The fund balances are available for appropriation in succeeding fiscal years.

Should revenues be less than the amount anticipated in the budget for a fiscal year, the Governor may by statutory authority prevent any expenditure under any appropriation. No supplemental appropriation may be enacted after adoption of an appropriation act except where there are sufficient revenues on hand or anticipated to meet such appropriation. In the past when actual revenues have been less than the amount anticipated in the budget, the Governor has exercised plenary powers leading to, among other actions, a hiring freeze for all New Jersey departments and discontinuation of programs for which appropriations were budgeted but not yet spent.

General Obligation Bonds. New Jersey finances capital projects primarily through the sale of its general obligation bonds. These bonds are backed by the full faith and credit of New Jersey. Tax revenues and certain other fees are pledged to meet the principal and interest payments required to pay the debt fully.

The aggregate outstanding general obligation bonded indebtedness of New Jersey as of June 30, 1998 was $3.5729 billion. The appropriation for the debt service obligation on outstanding indebtedness is $501.1 million for fiscal year 1998.

In addition to payment from bond proceeds, capital construction can also be funded by appropriation of current revenues on a pay-as-you-go basis. In fiscal year 1999 the amount appropriated to this purpose is $615.6 million.

Tax and Revenue Anticipation Notes. In fiscal year 1992 New Jersey initiated a program under which it issued tax and revenue anticipation notes to aid in providing effective cash flow management to fund imbalances which occur in the collection and disbursement of the General Fund and Property Tax Relief Fund revenues. Such tax and revenue anticipation notes do not constitute a general obligation of New Jersey or a debt or liability within the meaning of the New Jersey Constitution. Such notes constitute special obligations of New Jersey payable solely from moneys on deposit in the General Fund and Property Tax Relief Fund and are legally available for such payment.

"Moral Obligation" Financing. The authorizing legislation for certain New Jersey entities provides for specific budgetary procedures with respect to certain obligations issued by such entities. Pursuant to such legislation, a designated official is required to certify any deficiency in a debt service reserve fund maintained to meet payments of principal of and interest on the obligations, and a New Jersey appropriation in the amount of the deficiency is to be made. However, the New Jersey Legislature is not legally bound to make such an appropriation. Bonds issued pursuant to authorizing legislation of this type are sometimes referred to as "moral obligation" bonds. There is no statutory limitation on the amount of "moral obligations" bonds which may be issued by eligible New Jersey entities.

The following table sets forth the "moral obligation" bonded indebtedness issued by New Jersey entities of June 30, 1998.

                                                     Maximum Annual Debt Service
                                    Outstanding      Subject to Moral Obligation
                                    -----------      ---------------------------

New Jersey Housing and Mortgage   $372,859,400.58         $35,677,988.61
Finance Agency

South Jersey Port Corporation       76,675,000.00           7,002,815.00

Higher Education Assistance        208,550,000.00          38,897,070.00
Authority                         ---------------         --------------

                                  $658,084,400.58         $81,577,873.61
                                  ===============         ==============

New Jersey Housing and Mortgage Finance Agency. Neither the New Jersey Housing and Mortgage Finance Agency nor its predecessors, the New Jersey Housing Finance Agency and the New Jersey Mortgage Finance Agency, have had a deficiency in a debt service reserve fund which required New Jersey to appropriate funds to meet its "moral obligation." It is anticipated that this agency's revenues will continue to be sufficient to cover debt service on its bonds.

South Jersey Port Corporation. New Jersey has previously provided the South Jersey Port Corporation (the "Corporation") with funds to cover all debt service and property tax requirements, when earned revenues are anticipated to be insufficient to cover these obligations. For calendar years 1990 through 1998, New Jersey has made appropriations totaling $47,785,848.25 which covered deficiencies in revenues of the Corporation, for debt service and property tax payments.

Higher Education Assistance Authority. The Higher Education Assistance Authority ("HEAA") has not had a revenue deficiency which required New Jersey to appropriate funds to meet its "moral obligation". It is anticipated that the HEAA's revenues will be sufficient to cover debt service on its bonds.

Obligations Guaranteed by New Jersey. The New Jersey Sports and Exposition Authority ("NJSEA") has issued New Jersey guaranteed bonds of which $111,910,000 are outstanding as of June 30, 1998. To date, the NJSEA has not had a revenue deficiency requiring New Jersey to make debt service payments pursuant to its guarantee. It is anticipated that the NJSEA's revenues will continue to be sufficient to pay debt service on these bonds without recourse to New Jersey's guarantee.

Obligations Supported by New Jersey Revenue Subject to Annual Appropriation. New Jersey has entered into a number of leases and contracts described below (collectively, the "Agreements") with several governmental authorities to secure the financing of various New Jersey projects. Under the terms of the Agreements, New Jersey has agreed to make payments equal to the debt service on, and other costs related to, the obligations sold to finance the projects. New Jersey's obligation to make payments under the Agreements is subject to and dependent upon annual appropriations being made by the New Jersey Legislature for such purposes. The New Jersey Legislature has no legal obligation to enact such appropriations, but has done so to date for all such obligations.

New Jersey Economic Development Authority. Pursuant to legislation, the New Jersey Economic Development Authority ("EDA") has been authorized to issue Economic Recovery Bonds, State Pension Funding Bonds and Market Transition
Facility Bonds. The Economic Recovery Bonds have been issued pursuant to legislation enacted during 1992 to finance various economic development purposes. Pursuant to that legislation, the EDA and the New Jersey Treasurer entered into an agreement through which the EDA has agreed to undertake the financing of certain projects and the New Jersey Treasurer has agreed to credit to the Economic Recovery Fund from the General Fund amounts equivalent to payments due to New Jersey under an agreement with the Port Authority of New York and New Jersey subject to appropriation by the New Jersey Legislature.

The State Pension Funding Bonds have been issued pursuant to legislation enacted in June 1997 to pay a portion of New Jersey's unfunded accrued pension liability for its retirement system, which together with amounts derived from the revaluation of pension assets pursuant to companion legislation enacted at the same time, will be sufficient to fully fund the unfunded accrued pension liability.

The Market Transition Facility Bonds have been issued pursuant to legislation enacted in June 1994 to pay the current and anticipated liabilities and expenses of the Market Transition Facility, which issued private passenger automobile insurance policies for drivers who could not be insured by private insurance companies on a voluntary basis.

In addition, New Jersey has entered into a number of leases with the EDA relating to the financing of certain real property, office buildings and equipment for (i) the New Jersey Performing Arts Center; (ii) Liberty State Park in the City of Jersey City; (iii) various office buildings located in Trenton known as the Trenton Office Complex; (iv) a facility located in Trenton; and (v) certain energy saving equipment installed in various New Jersey office buildings. The rental payments required to be made by New Jersey under these lease agreements are sufficient to pay debt service on the bonds issued by the EDA to finance the acquisition and construction of such projects and other amounts payable to the EDA, including certain administrative expenses of the EDA.

New Jersey Building Authority. Legislation enacted in 1981 established the New Jersey Building Authority ("NJBA") to undertake the acquisition, construction, renovation and rehabilitation of various New Jersey office buildings, historic buildings, and correctional facilities. The NJBA finances the cost of such projects through the issuance of bonds, the payment of debt service on which is made pursuant to a lease between the NJBA and New Jersey.

New  Jersey  Educational  Facilities  Authority.   The  New  Jersey  Educational
Facilities Authority issues bonds pursuant to three separate legislative programs, enacted in 1993 and 1997, to finance (i) the purchase of equipment to be leased to institutions of higher learning; (ii) grants to New Jersey's public and private institutions of higher education for the development, construction and improvement of instructional, laboratory, communication and research facilities; and (iii) grants to public and private institutions of higher education to develop a technology infrastructure within and among the State's institutions of higher education.

New Jersey Sports and Exposition Authority. Legislation enacted in 1992 authorizes the New Jersey Sports and Exposition Authority (the "NJSEA") to issue bonds for various purposes payable from a contract between the NJSEA and the New Jersey Treasurer (the "NJSEA State Contract"). Pursuant to the NJSEA State Contract, the NJSEA undertakes certain projects and the New Jersey Treasurer credits to the NJSEA amounts from the General Fund sufficient to pay debt service and other costs related to the bonds.

State Transportation System Bonds. In July 1994, New Jersey created the New Jersey Transportation Trust Fund Authority (the "TTFA"), an instrumentality of New Jersey pursuant to the New Jersey Transportation Trust Fund Authority Act of 1984, as amended (the "TTFA Act") for the purpose of funding a portion of New Jersey's share of the cost of improvements to its transportation system. Pursuant to the TTFA Act, the principal amount of the TTFA's bonds, notes or other obligations which may be issued in any fiscal year generally may not exceed $700 million plus amounts carried over from prior fiscal years. The debt issued by the TTFA are special obligations of the TTFA payable from a contract among the TTFA, the New Jersey Treasurer and the Commissioner of Transportation.

New Jersey Transit Corporation Hudson-Bergen Light Rail Transit System. The TTFA has entered into a Standby Deficiency Agreement (the "Standby Deficiency Agreement") with the trustee for grant anticipation notes (see "GANS") issued by New Jersey Transit Corporation ("NJT") for the financing of the construction of the Hudson-Bergen Light Rail Transit System. The GANS are primarily payable from federal grant monies. To the extent that the GANS are not paid by NJT from federal grant monies, the GANS are payable by the TTFA pursuant to the Standby Deficiency Agreement. To date, federal grant payments have been sufficient such that the TTFA has not been required to make payments pursuant to the Standby Deficiency Agreement.

State of New Jersey Certificates of Participation. Beginning in April 1984, New Jersey, acting through the Director of the Division of Purchase and Property, has entered into a series of lease purchase agreements which provide for the acquisition of equipment, services and real property to be used by various departments and agencies of New Jersey. Certificates of Participation in such lease purchase agreements have been issued. A Certificate of Participation represents a proportionate interest of the owner thereof in the lease payments to be made by New Jersey under the terms of the lease purchase agreement.

New Jersey Supported School and County College Bonds. Legislation provides for future appropriations for New Jersey Aid to local school districts equal to debt service on bonds issued by such local school districts for construction and renovation of school facilities (P.L. 1968, c. 177; P.L. 1971, c. 10; and P.L. 1978, c. 74) and for New Jersey Aid to counties equal to debt service on bonds issued by counties for construction of county college facilities (P.L. 1971, c 12, as amended). The New Jersey Legislature has no legal obligations to make such appropriations, but has done so to date for all obligations issued under these laws.

Community Mental Health Loan Program. The EDA issues revenue bonds from time to time on behalf of non-profit community mental health service providers. The payment of debt service on these revenue bonds as well as the payment of certain other provider expenses is made by New Jersey pursuant to service contracts between the State Department of Human Services and these providers. The contracts have one year terms, subject to annual renewal.

Line of Credit for Equipment Purchases. New Jersey finances the acquisition of certain equipment, services and real property to be used by various New Jersey departments through a line of credit.

State Pension Funding Bonds. Legislation enacted in June 1997 authorizes the EDA to issue bonds to pay a portion of New Jersey's unfunded accrued pension liability for New Jersey's retirement system (the "Unfunded Accrued Pension Liability"), which together with amounts derived from the revaluation of pension assets pursuant to companion legislation enacted at the same time, will be sufficient to fully fund the Unfunded Accrued Pension Liability. The Unfunded Accrued Pension Liability represents pension benefits earned in prior years which, pursuant to standard actuarial practices, are not yet fully funded. On June 30, 1997, the EDA issued $2,803,042,498.56 aggregate principal amount of State Pension Funding Bonds, Series 1997A-1997C. The EDA and the New Jersey Treasurer have entered into an agreement which provides for the payment to the EDA of monies sufficient to pay debt service on the bonds. Such payments are subject to and dependent upon appropriations being made by the New Jersey Legislature.

Municipal Finance. New Jersey's local finance system is regulated by various statutes designated to assure that all local governments and their issuing authorities remain on a sound financial basis. Regulatory and remedial statutes are enforced by the Division of Local Government Services (the "Division") in the New Jersey State Department of Community Affairs.

Counties and Municipalities. The Local Budget Law (N.J.S.A. 40A:4-1 et seq.) imposes specific budgetary procedures upon counties and municipalities ("local units"). Every local unit must adopt an operating budget which is balanced on a cash basis, and items of revenue and appropriation must be examined by the Director of the Division of Local Government Services in the Department of Community Affairs (the "Director"). The accounts of each local unit must be independently audited by a registered municipal accountant. New Jersey law provides that budgets must be submitted in a form promulgated by the Division and further provides for limitations on estimates of tax collection and for reserves in the event of any shortfalls in collections by the local unit. The Division reviews all municipal and county annual budgets prior to adoption for compliance with the Local Budget Law. The Director is empowered to require changes for compliance with law as a condition of approval; to disapprove budgets not in accordance with law; and to prepare the budget of a local unit, within the limits of the adopted budget of the previous year with suitable adjustments for legal compliance, if the local unit fails to adopt a budget in accordance with law. This process insures that every municipality and county annually adopts a budget balanced on a cash basis, within limitations on appropriations or tax levies, respectively, and making adequate provision for principal of and interest on indebtedness falling due in the fiscal year, deferred charges and other statutory expenditure requirements. The Director also oversees changes to local budgets after adoption as permitted by law, and enforces regulations pertaining to execution of adopted budgets and financial administration. In addition to the exercise of regulatory and oversight functions, the Division offers expert technical assistance to local units in all aspects of financial administration, including revenue collection and cash management procedures, contracting procedures, debt management and administrative analysis.

The Local Government Cap Law (N.J.S.A. 40A:4-45.1 et seq.) (the "Cap Law") generally limits the year-to-year increase of the total appropriations of any municipality and the tax levy of any county to either 5 percent or an index rate determined annually by the Director, whichever is less. However, where the index percentage rate exceeds 5 percent, the Cap Law permits the governing body of any municipality or county to approve the use of a higher percentage rate up to the index rate. Further, where the index percentage rate is less than 5 percent, the Cap Law also permits the governing body of any municipality or county to approve the use of a higher percentage rate up to 5 percent. Regardless of the rate utilized, certain exceptions exist to the Cap Law's limitation on increases in appropriations. The principal exceptions to these limitations are municipal and county appropriations to pay debt service requirements; to comply with certain other New Jersey or federal mandates; appropriations of private and public dedicated funds; amounts approved by referendum; and, in the case of municipalities only, to fund the preceding year's cash deficit or to reserve for shortfalls in tax collections, and amounts required pursuant to contractual obligations for specified services. The Cap Law was re-enacted in 1990 with amendments and made a permanent part of the municipal finance system.

New Jersey law also regulates the issuance of debt by local units. The Local Budget Law limits the amount of tax anticipation notes that may be issued by local units and requires the repayment of such notes within 120 days of the end of the fiscal year (six months in the case of the counties) in which issued. The Local Bond Law (N.J.S.A. 40A:2-1 et seq.) governs the issuance of bonds and notes by the local units. No local unit is permitted to issue bonds for the payment of current expenses (other than Fiscal Year Adjustment Bonds described more fully below). Local units may not issue bonds to pay outstanding bonds, except for refunding purposes, and then only with the approval of the Local Finance Board. Local units may issue bond anticipation notes for temporary periods not exceeding in the aggregate approximately ten years from the date of issue. The debt that any local unit may authorize is limited to a percentage of its equalized valuation basis, which is the average of the equalized value of all taxable real property and improvements within the geographic boundaries of the local unit, as annually determined by the Director of the Division of Taxation, for each of the three most recent years. In the calculation of debt capacity, the Local Bond Law and certain other statutes permit the deduction of certain classes of debt ("statutory deduction") from all authorized debt of the local unit ("gross capital debt") in computing whether a local unit has exceeded its statutory debt limit. Statutory deductions from gross capital debt consist of bonds or notes (i) authorized for school purposes by a regional school district or by a municipality or a school district with boundaries coextensive with such municipality to the extent permitted under certain percentage limitations set forth in the School Bond Law (as hereinafter defined); (ii) authorized for purposes which are self liquidating, but only to the extent permitted by the Local Bond Law; (iii) authorized by a public body other than a local unit the principal of and interest on which is guaranteed by the local unit, but only to the extent permitted by law; (iv) that are bond anticipation notes; (v) for which provision for payment has been made; or (vi) authorized for any other purpose for which a deduction is permitted by law. Authorized net capital debt (gross capital debt minus statutory deductions) is limited to 3.5 percent of the equalized valuation basis in the case of municipalities and 2 percent of the equalized valuation basis in the case of counties. The debt limit of a county or municipality, with certain exceptions, may be exceeded only with the approval of the Local Finance Board.

Chapter 75 of the Pamphlet Laws of 1991, signed into law on March 28, 1991, of New Jersey required certain municipalities and permits all other municipalities to adopt the New Jersey fiscal year in place of the existing calendar fiscal year. Municipalities that change fiscal years must adopt a six month transition year budget funded by Fiscal Year Adjustment Bonds. Notes issued in anticipation of Fiscal Year Adjustment Bonds, including renewals, can only be issued for up to one year unless the Local Finance Board permits the municipality to renew them for a further period of time. The Local Finance Board must confirm the actual deficit experienced by the municipality. The municipality may then issue Fiscal Year Adjustment Bonds to finance the deficit on a permanent basis.

School Districts. New Jersey's school districts operate under the same comprehensive review and regulation as do its counties and municipalities. Certain exceptions and differences are provided, but New Jersey supervision of school finance closely parallels that of local governments.

All New Jersey school districts are coterminous with the boundaries of one or more municipalities. They are characterized by the manner in which the board of education, the governing body of the school districts takes office. Type I school districts, most commonly found in cities, have a board of education appointed by the mayor or the chief executive officer of the municipality constituting the school district. In a Type II school district, the board of education is elected by the voters of the district. Nearly all regional and consolidated school districts are Type II school districts.

The New Jersey Department of Education has been empowered with the necessary and effective authority to abolish an existing school board and create a State-operated school district where the existing school board has failed or is unable to take the corrective actions necessary to provide a thorough and efficient system of education in that school district pursuant to N.J.S.A. 18A:7A-15 et seq. (the "School Intervention Act"). The State-operated school district, under the direction of a New Jersey appointed superintendent, has all of the powers and authority of the local board of education and of the local district superintendent. Pursuant to the authority granted under the School Intervention Act, on October 4, 1989, the New Jersey Board of Education ordered the creation of a State-operated school district in the city of

Jersey City. Similarly, on August 7, 1991, the New Jersey Board of Education ordered the creation of a State-operated school district in the City of Paterson, and on July 5, 1995 the creation of a State-operated school district in the City of Newark.

School Budgets. In every school district having a board of school estimate, the board of school estimate examines the budget request and fixes the appropriate amounts for the next year's operating budget after a public hearing at which the taxpayers and other interested persons shall have an opportunity to raise objections and to be heard with respect to the budget. This board certifies the budget to the municipal governing bodies and to the local board of education. If the local board of education disagrees, it must appeal to the New Jersey Commissioner of Education (the "Commissioner") to request changes.

In a Type II school district without a board of school estimate, the elected board of education develops the budget proposal and, after public hearing, submits it to the voters of such district for approval. Previously authorized debt service is not subject to referendum in the annual budget process. If approved, the budget goes into effect. If defeated, the governing body of each municipality in the school district has until May 19 in any year to determine the amount necessary to be appropriated for each item appearing in such budget. Should the governing body fail to certify any amount determined by the board of education to be necessary, the board of education may appeal the action to the Commissioner.

The State laws governing the distribution of State aid to local school districts limit the annual increase of a school district's net current expense budget. The Commissioner certifies the allowable amount of increase for each school district but may grant a higher level of increase in certain limited instances. A school district may also submit a proposal to the voters to raise amounts above the allowable amount of increase. If defeated, such a proposal is subject to further review or appeal to the Commissioner only if the Commissioner determines that additional funds are required to provide a thorough and efficient education.

In State-operated school districts the New Jersey District Superintendent has the responsibility for the development of the budget subject to appeal by the governing body of the municipality to the commissioner and the Director of the Division of Local Government Services in the New Jersey Department of Community Affairs. Based upon his review, the Director is required to certify the amount of revenues which can be raised locally to support the budget of the State-operated district. Any difference between the amount which the Director certifies and the total amount of local revenues required by the budget approved by the commissioner is to be paid by New Jersey in the fiscal year in which the expenditure are made subject to the availability of appropriations.

School District Bonds. School district bonds and temporary notes are issued in conformity with N.J.S.A. 18A:24-1 et seq. (the "School Bond Law"), which closely parallels the Local Bond Law (for further information relating to the Local Bond Law, see "MUNICIPAL FINANCE-Counties and Municipalities" herein). Although school districts are exempted from the 5 percent down payment provision generally applied to bonds issued by municipalities and counties, they are subject to debt limits (which vary depending on the type of school system provided) and to New Jersey regulation of their borrowing. The debt limitation on school district bonds depends upon the classification of the school district, but may be as high as 4 percent of the average equalized valuation basis on the constituent municipality. In certain cases involving school districts in cities with populations exceeding 150,000, the debt limit is 8 percent of the average equalized valuation basis of the constituent municipality, and in cities with population in excess of 80,000 the debt limit is 6 percent of the aforesaid average equalized valuation.

School bonds are authorized by (i) an ordinance adopted by the governing body of a municipality within a Type I school district; (ii) adoption of a proposal by resolution by the board of education of a Type II school district having a board of school estimate; (iii) adoption of a proposal by resolution by the board of education and approval of the proposal by the legal voters of any other Type II school district; or (iv) adoption of a proposal by resolution by a capital project control board for projects in a State operated school district. If school bonds will exceed the school district borrowing capacity, a school district (other than a regional school district) may use the balance of the municipal borrowing capacity. If the total amount of debt exceeds the school district's borrowing capacity, the Commissioner and the Local Finance Board must approve the proposed authorization before it is submitted to the voters. All authorizations of debt in a Type II school district without a board of school estimate require an approving referendum, except where, after hearing, the Commissioner and the New Jersey Board of Education determine that the issuance of such debt is necessary to meet the constitutional obligation to provide a thorough and efficient system of public schools. When such obligations are issued, they are issued by, and in the name of, the school district.

In Type I and II school districts with a board of school estimate, that board examines the capital proposal of the board of education and certifies the amount of bonds to be authorized. When it is necessary to exceed the borrowing capacity of the municipality, the approval of a majority of the legally qualified voters of the municipality is required, together with the approval of the Commissioner and the Local Finance Board. When such bonds are issued by a Type I school district, they are issued by the municipality and identified as school bonds. When bonds are issued by a Type II school district having a board of school estimate, they are issued by, and in the name of, the school district.

All authorizations of debt must be reported to the Division of Local Government Services by a supplemental debt statement prior to final approval.

School District Lease Purchase Financings. In 1982, school districts were given an alternative to the traditional method of bond financing capital improvements pursuant to N.J.S.A. 18A:20-4.2(f) (the "Lease Purchase Law"). The Lease Purchase Law permits school districts to acquire a site and school building through a lease purchase agreement with a private lessor corporation. The lease purchase agreement does not require voter approval. The rent payments attributable to the lease purchase agreement are subject to annual appropriation by the school district and are required to be included in the annual current expense budget of the school district. Furthermore, the rent payments attributable to the lease purchase agreement do not constitute debt of the school district and therefore do not impact on the school district's debt limitation. Lease purchase agreements in excess of five years require the approval of the Commissioner and the Local Finance Board.

Qualified Bonds. In 1976, legislation was enacted (P.L. 1976, c. 38 and c. 39) which provides for the issuance by municipalities and school districts of "qualified bonds." Whenever a local board of education or the governing body of a municipality determines to issue bonds, it may file an application with the Local Finance Board, and, in the case of a local board of education, the Commissioner, to qualify bonds pursuant to P.L. 1976 c. 38 or c. 39. Upon approval of such an application, the New Jersey Treasurer shall, in the case of qualified bonds for school districts, withhold from the school aid payable to such municipality or school district and, in the case of qualified bonds for municipalities, withhold from the amount of business personal property tax replacement revenues, gross receipts tax revenues, municipal purposes tax assistance fund distributions, New Jersey urban aid, New Jersey revenue sharing, and any other funds appropriated as New Jersey aid and not otherwise dedicated to specific municipal programs, payable to such municipalities, an amount sufficient to cover debt service on such bonds. These "qualified bonds" are not direct, guaranteed or moral obligations of New Jersey, and debt service on such bonds will be provided by New Jersey only if the above mentioned appropriations are made by New Jersey. Total outstanding indebtedness for "qualified bonds" consisted of $327,981,850 by various school districts as of June 30, 1998 and $932,410,709 by various municipalities as of June 30, 1998.

New Jersey School Bond Reserve Act. The New Jersey School Bond Reserve Act (N.J.S.A. 18A:56-17 et seq.) establishes a school bond reserve within the constitutionally dedicated Fund for the Support of Free Public Schools. Under this law the reserve is maintained at an amount equal to 1.5 percent of the aggregate outstanding bonded indebtedness of counties, municipalities or school districts for school purposes (exclusive of bonds whose debt service is provided by New Jersey appropriations), but not in excess of monies available in such Fund. If a municipality, county or school district is unable to meet payment of the principal of or interest on any of its school bonds, the trustee of the school bond reserve will purchase such bonds at the face amount thereof or pay the holders thereof the interest due or to become due. There has never been an occasion to call upon this Fund. New Jersey provides support of certain bonds of counties, municipalities and school districts through various statutes.

Local Financing Authorities. The Local Authorities Fiscal Control Law (N.J.S.A. 40A:5A-1 et seq.) provides for state supervision of the fiscal operations and debt issuance practices of independent local authorities and special taxing districts by the New Jersey Department of Community Affairs. The Local Authorities Fiscal Control Law applies to all autonomous public bodies created by counties or municipalities, which are empowered to issue bonds, to impose facility or service charges, or to levy taxes in their districts. This encompasses most autonomous local authorities (sewerage, municipal utilities, parking, pollution control, improvement, etc.) and special taxing districts (fire, water, etc.). Authorities which are subject to differing New Jersey or federal financial restrictions are exempted, but only to the extent of that difference.

Financial control responsibilities over local authorities and special districts are assigned to the Local Finance Board and the Director of the Division of Local Government Services. The Local Finance Board exercises approval over creation of new authorities and special districts as well as their dissolution. The Local Finance Board reviews, conducts public hearings and issues findings and recommendations on any proposed project financing of an authority or district, and on any proposed financing agreement between a municipality or county and an authority or special district. The Local Finance Board prescribes minimum audit requirements to be followed by authorities and special districts in the conduct of their annual audits. The Director of the Division of Local Government Services reviews and approves annual budgets of authorities and special districts.

Litigation. At any given time, there are various numbers of claims and cases pending against the State of New Jersey, New Jersey agencies and employees, seeking recovery of monetary damages that are primarily paid out of the fund created pursuant to the New Jersey Tort Claims Act (N.J.S.A. 59:1-1 et seq.). New Jersey does not formally estimate its reserve representing potential exposure for these claims and cases. New Jersey is unable to estimate its exposure for these claims and cases.

New Jersey routinely receives notices of claim seeking substantial sums of money. The majority of those claims have historically proven to be of substantially less value than the amount originally claimed. Under the New Jersey Tort Claims Act, any tort litigation against New Jersey must be preceded by a notice of claim, which affords New Jersey the opportunity for a six-month investigation prior to the filing of any suit against it. At any given time, there are various numbers of claims and cases pending against the University of Medicine and Dentistry and its employees, seeking recovery of monetary damages that are primarily paid out of the Self Insurance Reserve Fund created pursuant to the New Jersey Tort Claims Act. An independent study estimated an aggregate potential exposure of $85,300,000 for tort and medical malpractice claims pending as of December 31, 1997. In addition, at any given time, there are various numbers of contract and other claims against the University of Medicine and Dentistry, seeking recovery of monetary damages or other relief which, if granted, would require the expenditure of funds. New Jersey is unable to estimate its exposure for these claims.

Other lawsuits presently pending or threatened in New Jersey has the potential for either a significant loss of revenue or a significant unanticipated expenditures include the following:

Interfaith Community Organization v. Shinn, a suit filed by a coalition of churches and church leaders in Hudson County against the Governor, the Commissioners of the Department of Environmental Protection and the Department of Health, concerning chromium contamination in Liberty State Park in Jersey City.

American Trucking Associations, Inc. and Tri-State Motor Transit Co. v. State of New Jersey, challenging the constitutionality of annual hazardous and solid waste licensure fees collected by the Department of Environmental Protection, seeking permanent injunction enjoining future collection of fees and refund of all renewal fees, fines and penalties collected.

Buena Regional Commercial Township et al. v. New jersey Department of Education et al. This lawsuit was filed on behalf of 17 rural school districts seeking the same type of relief as has been mandated to be provided to the poor urban school districts in Abbot v. Burke, which included, without limitation, sufficient funds to allow the school districts to spend at the average of wealthy suburban school districts, to implement additional programs and to upgrade school facilities. The Buena school districts are seeking to be treated as special needs districts and to receive parity funding the with Abbot school districts as a remedial measure. They also are seeking additional funding as may be necessary to provide an educational equivalent to that being provided in the Abbot districts.

Berner Stabaus, et al. v. State of New Jersey, et al. Plaintiffs, 25 middle income school districts, have filed a complaint alleging that New Jersey's system of funding for their schools is violative of the constitutional rights of equal protection and a thorough and efficient education.

Affiliated FM Insurance Company v. State of New Jersey, an action by certain members of the New Jersey Property-Liability Insurance Guaranty Association challenging the constitutionality of assessments used for the Market Transition Fund and seeking repayment of assessments paid since 1990. On July 28, 1997, the court denied plaintiff's application for emergent relief, denied New Jersey's motion for summary disposition and granted plaintiff's motion to accelerate. The Appellate Division has affirmed the assessment.
Appellant's petition for certification to the New Jersey Supreme Court has been denied.

C.F. v. Terhune (formerly Fauver) a class action in federal district court by prisoners with serious mental disorders who are confined within the facilities of the New Jersey Department of Corrections seeking injunctive relief in the form of changes to the manner in which the mental health services are provided to inmates.

Cleary v. Waldman, the plaintiffs claim that the Medicare Catastrophic Coverage Act, providing funds to spouses of institutionalized individuals sufficient funds to live in the community, requires that a certain system be used to provide the funds and another system is being used instead. Estimate of exposure if the Court were to find for the plaintiffs are in the area of $50 million per year from both New Jersey and Federal sources combined. Plaintiffs motion for a preliminary injunction was denied and is being appealed.
Subsequently, plaintiffs filed for class certification which was granted.

United Hospitals v. State of New Jersey 18 New Jersey hospitals are challenging the Medicaid reimbursements made since February 1995 claiming that New Jersey failed to comply with certain federal requirements, the reimbursements regulations are arbitrary, capricious and unreasonable, rates were incorrectly calculated, the hospitals were denied due process, the Medicaid reimbursement provisions violate the New Jersey Constitution, and Medicaid State Plan was violated by the New Jersey Department of Human Services implementation of hospital rates in 1995 and 1996.

Trump Hotels & Casino Resorts, Inc. v. Mirage Resorts Incorporated, the plaintiff is suing Mirage Resorts and New Jersey in an attempt to enjoin their efforts to build a highway and tunnel funded by Mirage Resorts and $55 million in bonds collateralized by future casino obligations, claiming that the project violates the New Jersey Constitution provision that requires all revenues the state receives from gaming operations to benefit the elderly and disabled. The plaintiff also claims (i) the failure to disclose this constitutional infirmity is a material omission within the meaning of Rule 10B-5 of the Securities and Exchange Act of 1934, (ii) the defendants have sought to avoid the requirements of the Clean Water Act, Clean Air Act, Federal Highway Act and the New Jersey Coastal Area Facility Review Act. On May 1, 1997, the federal district court granted the defendants' motion to dismiss and the Third Circuit has affirmed the District Court's determinations. In a related action, State of New Jersey v. Trump Hotels & Casino Resorts, Inc., New Jersey filed a declaratory judgment action seeking a declaration that the use of certain funds New Jersey statutory provisions existed that permitted use of certain funds to be used for other purposes than the elderly or disabled. Declaratory judgment was entered in favor of New Jersey on May 14, 1997 and the Appellate Division has affirmed the decision on April 8, 1998.

United Alliance v. State of New Jersey, plaintiffs allege that the Casino Reinvestment Development Authority funding mechanisms are illegal including the gross receipts tax, the parking tax, and the Atlantic City fund. This matter has been placed on the inactive list. Five additional cases have been filed in opposition to the road and tunnel project which also contain related challenges. Merolla and Brandy v. Casino Reinvestment Development Authority, Middlesex County v. Casino Reinvestment Development Authority, Gallagher v. Casino Reinvestment Development Authority and George Harms v. State of New Jersey. Summary judgment has been granted in favor of the New Jersey or its agencies in Merolla, Middlesex and Gallagher but the plaintiffs have filed an appeal.

Blecker v. State of New Jersey, a class action filed on behalf of providers of Medicare Part B services to Qualified Medicare Beneficiaries seeking reimbursement for Medicare co-insurance and deductibles not paid by the New Jersey Medicaid program from 1988 to February 10, 1995. Plaintiffs claim a breach of contract and violation of federal civil rights laws. On August 11, 1997, New Jersey filed a motion to dismiss the matter and on September 15, 1997, it filed a motion for summary judgement. Both motions were granted on April 3, 1998 and the plaintiff has filed an appeal.

Camden County Energy Recovery Associates v. New Jersey Department of Environmental Protection, the plaintiff owns and operates a resource facility in Camden County and has filed suit seeking to have the solid waste reprocurement process halted to clarify bid specification. The court did not halt the bid process but did require clarifications. Co-defendant Pollution Control Financing Authority of Camden County counterclaimed, seeking reformation of the contract between it and the plaintiff and cross-claimed against New Jersey for contribution and indemnification.

Communications Workers of America, et al. v. James A. DiEleuterio, Jr., et al. Appellants in this case have filed an appeal from the decision of the New Jersey Treasurer to award a contract for the design, construction, and operation and maintenance of the New Jersey motor vehicle inspection system. New Jersey estimates that unless the new inspection system is operational by December 12, 1999, New Jersey may be exposed to significant federal sanctions, including the loss of federal transportation funds and the federal imposition of stricter pollution standards that will restrict economic development in New Jersey.

Sojourner A. et al. v. Dept. of Human Services. The plaintiffs in this action filed a complaint and motion for preliminary injunction, seeking damages and declaratory and injunctive relief overturning, on New Jersey Constitutional grounds, the "family cap" provisions of the New Jersey Work First New Jersey Act N.J.S.A. 44:10-1 et seq

                                   Appendix C

                 HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED

     Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.

     Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of J. &
W. Seligman & Co. In the years that followed, the Seligman Complex played a major role in the geographical expansion and industrial development of the United States.

The Seligman Complex:

 ...Prior to 1900

o    Helps finance America's fledgling railroads through underwritings.
o Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary.
o Becomes a prominent underwriter of corporate securities, including New York Mutual Gas Light Company, later part of Consolidated Edison.
o Provides financial assistance to Mary Todd Lincoln and urges the Senate to award her a pension.
o    Is appointed U.S. Navy fiscal agent by President Grant.
o Becomes a leader in raising capital for America's industrial and urban development.

 ...1900-1910

o    Helps Congress finance the building of the Panama Canal.

 ...1910s

o Participates in raising billions for Great Britain, France and Italy, helping to finance World War I.

 ...1920s

o Participates in hundreds of successful underwritings including those for some of the Country's largest companies: Briggs Manufacturing, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company, United Artists Theater Circuit and Victor Talking Machine Company.
o Forms Tri-Continental Corporation in 1929, today the nation's largest, diversified closed-end equity investment company, with over $2 billion in assets, and one of its oldest.

 ...1930s

o Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund, Inc.
o    Establishes Investment Advisory Service.

 ...1940s

o    Helps shape the Investment Company Act of 1940.
o    Leads in the  purchase  and  subsequent  sale to the public of Newport News
     Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.
o Assumes management of National Investors Corporation, today Seligman Growth Fund, Inc.
o    Establishes Whitehall Fund, Inc., today Seligman Income Fund, Inc.

 ...1950-1989

o Develops new open-end investment companies. Today, manages more than 40 mutual fund portfolios.
o Helps pioneer state-specific, municipal bond funds, today managing a national and 18 state-specific municipal funds.
o Establishes J. & W. Seligman Trust Company and J. & W. Seligman Valuations Corporation.
o Establishes Seligman Portfolios, Inc., an investment vehicle offered through variable annuity products.

 ...1990s

o Introduces Seligman Select Municipal Fund, Inc. and Seligman Quality Municipal Fund, Inc., two closed-end funds that invest in high quality municipal bonds.
o In 1991 establishes a joint venture with Henderson plc, of London, known as Seligman Henderson Co., to offer global investment products.
o Introduces to the public Seligman Frontier Fund, Inc., a small capitalization mutual fund.
o Launches Seligman Henderson Global Fund Series, Inc., which today offers five separate series: Seligman Henderson International Fund, Seligman Henderson Global Smaller Companies Fund, Seligman Henderson Global Technology Fund, Seligman Henderson Global Growth Opportunities Fund and Seligman Henderson Emerging Markets Growth Fund.
o Launches Seligman Value Fund Series, Inc., which currently offers two separate series: Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund.

To the Shareholders

Seligman New Jersey Municipal Fund posted strong results for its fiscal year ended September 30, 1998. Although the growth of the US economy slowed from its record pace, the expansion continued. Inflation and interest rates reached their lowest levels in a quarter century, and unemployment was at its lowest level since 1970.

Despite ongoing strength in the US, economic turmoil spread throughout the rest of the world. The Asian financial crisis worsened, Japan failed to resolve its banking problems, Russia's economy became chaotic, and economic crises loomed throughout much of Latin America, particularly in Brazil. Fears of risk in nearly all types of financial assets drove investors out of the equity markets and into the relative safety and quality of investments such as US Treasury bonds, often a haven from a turbulent stock market. This "flight to quality" helped create an attractive environment for municipal bonds.

Major factors influencing the market for municipal bonds over the year were the prolonged Treasury bond rally and heavy issuance of municipal securities. Municipal bond holders fared well as interest rates generally declined over this time period. Nonetheless, the performance of the municipal market lagged that of the Treasury bond market, as investors focused on quality because of concerns about financial instability. Treasury bond prices rose sharply over the 12-month period, sending yields significantly lower. At one point in the period, selected municipal obligations traded at the same yield as Treasuries, even though municipals offered more favorable tax treatment.

Looking ahead, we see the favorable climate for municipal bonds continuing. Low inflation and a growing economy should serve to protect the value of municipal investments. Fewer new issues may be entering the market, which could tighten the supply/demand balance. This could improve overall total rate-of-return prospects. Also, although the US economy continues to grow, this growth is slowing, and the global situation is forcing the Federal Reserve into a more benign strategy on interest rates. The Fed has already cut short-term rates twice, and we expect more cuts until a semblance of international stability emerges. Finally, the municipal market's record of safety and stability offers further appeal to investors in these more troubled times, especially as equity market volatility continues.

All in all, we feel the investment attractiveness of municipals remains compelling. In this period of global economic uncertainty and low interest rates, municipals are an appropriate alternative for those investors with suitable investment requirements.

As you may know, companies are modifying their computer systems to recognize dates of January 1, 2000, and beyond. This is often referred to as the "Y2K" problem. Unless systems are updated, many applications may interpret the last two digits of the year to mean 1900 instead of 2000. J. & W. Seligman & Co. Incorporated, the Seligman Investment Companies, and Seligman Data Corp., your shareholder service agent, have jointly established a team to ensure that your investment and shareholder services are not disrupted. This team is supported by consulting firms specializing in Y2K solutions. Substantial work has been performed to date, and we are confident that when our plans are finalized and all systems are tested, there will be no disruption in the services provided by your Fund.

Thank you for your continued support of Seligman New Jersey Municipal Fund. We look forward to serving your investment needs in the many years to come. A discussion with your Portfolio Manager, performance overview, portfolio holdings, and financial statements follow this letter.

By order of the Board of Directors,

/s/ William C. Morris
---------------------
William C. Morris
Chairman

                                                             /s/ Brian T. Zino
                                                             -----------------
                                                             Brian T. Zino
                                    President

October 30, 1998

Interview With Your Portfolio Manager,
Thomas G. Moles

Q. What economic factors influenced Seligman New Jersey Municipal Fund in the last 12 months?

A. The continuing combination of low inflation, low unemployment, and steady economic growth throughout the past 12 months sustained what became one of the nation's longest peacetime economic expansions. This contributed to the overall improvement of the financial condition of America's states, cities, and municipalities. Over the past year, credit rating upgrades significantly outnumbered rating downgrades. These upgrades enhanced the overall creditworthiness of the municipal marketplace.

    But, by the end of your Fund's fiscal year, there was widespread expectation that the US may be unable to avoid the economic slowdown that has already gripped much of the world. While many economists were calling a recession unlikely, the fact that they were including its potential in their forecasts implied that the ongoing domestic economic expansion would not continue. In the final months of the fiscal year, turmoil in world markets began to contribute to a modest slowdown in the pace of US economic growth, and prevented an acceleration in the rate of inflation. In September, the Federal Reserve Board lowered the federal funds rate by one-quarter of one percent. With a warning that growing fear among investors and lenders was threatening the nation's economic expansion, the Fed unexpectedly cut interest rates again in October, the first time in four and a half years that the central bank had changed interest-rate policy outside one of its normally scheduled meetings. This unusual timing suggested that the Fed believed that the domestic economy is beginning to deteriorate as the worldwide financial crisis gains momentum, and that a credit shortage may be developing that could further curb growth. Fed officials have hinted that more interest-rate reductions will ensue if the global financial turmoil escalates. Declining US equity markets reflected these fears, as investors sold stocks in favor of the relative safety and quality of US Treasury bonds, which are often considered a haven from a volatile stock market.

A TEAM APPROACH

Seligman New Jersey Municipal Fund is managed by the Seligman Municipals Team, headed by Thomas G. Moles. Mr. Moles is assisted in the management of the Fund by a group of seasoned professionals who are responsible for research and trading consistent with the Fund's investment objective.

[PHOTO]
Seligman Municipals Team: (from left) Audrey Kuchtyak, Theresa Barion, Debra McGuinness, (seated) Eileen Comerford, Thomas G. Moles (Portfolio Manager)

Interview With Your Portfolio Manager,
Thomas G. Moles

Q. What market factors influenced Seligman New Jersey Municipal Fund in the last 12 months?

A. Overall, Seligman New Jersey Municipal Fund ended its fiscal year on a positive note. During the period, long-term municipal yields fluctuated within a narrow range, decreasing by almost one-half of a point. The declining interest-rate environment led to rising prices for the majority of holdings and competitive performance results for the Fund's net asset value.

    However, the municipal market underperformed the US Treasury market during the 12-month period. The ongoing strength in the economy over the year caused the supply of Treasury bonds to shrink, as the federal government needed to borrow less after running its first budget surplus in 29 years. But, the solid economy and low interest rates caused the supply of municipal bonds to grow. The net reduction in Treasury financing and the increasing municipal bond issuance was compounded by the increased investor demand for Treasuries. These factors caused the decline in Treasury yields to significantly outpace the drop in municipal yields. Because of these factors, long-term municipal bonds have not been as attractive, relative to long-term Treasuries, since 1986, when proposed tax legislation threatened the tax-exempt status of municipal securities.

Q.  What was your investment strategy?

A. Throughout the 12-month period, the long-term interest-rate outlook was positive, and Seligman New Jersey Municipal Fund was positioned to benefit from the declining interest-rate environment. The Seligman Municipals Team engaged in duration-extension trades, selling shorter-term holdings and replacing them with long-term, current-coupon bonds. Current-coupon bonds have coupon rates that are at or near current market rates. Generally, when long-term bond yields decline, the prices appreciate more than those of shorter-term bonds.

    During the past 12 months, we also improved the call protection of the portfolios. As the bonds within the portfolio mature, older holdings approach their optional call dates (a callable bond can be redeemed by the issuer, prior to maturity, on specified dates and at predetermined prices). Declining interest rates increase the risk that these bonds will be called by the issuer. The lower interest-rate environment over the 12-month period prompted many municipal issuers to retire outstanding, higher-coupon debt. Additionally, as a direct result of the significant increase in refunding volume, many of the portfolio's holdings were advance-refunded, which had a positive impact on performance. In general, when a municipal bond is refunded, total return performance is improved, and the bond's rating is often upgraded.

Q.  What is your outlook?

A. Long-term municipal yields have fallen to levels not seen in many years. Municipal securities continue to offer a significant yield advantage compared to the after-tax returns of other fixed-income investments. Further, as the yield spread between municipal and Treasury bonds normalizes, municipal market performance should improve, relative to the Treasury market. Finally, the municipal market's record of safety and stability may become more appealing as volatility persists in the US equity markets. Consequently, we remain optimistic about the long-term prospects for the municipal bond market, and for Seligman New Jersey Municipal Fund.

Performance Overview and Portfolio Summary

    This chart compares a $10,000 hypothetical investment made in Seligman New Jersey Municipal Fund Class A shares with and without the initial 4.75% maximum sales charge, for the 10-year period ended September 30, 1998, to a $10,000 hypothetical investment made in the Lehman Brothers Municipal Bond Index (Lehman Index) for the same period. The performance of Seligman New Jersey Municipal Fund Class D shares is not shown in this chart but is included in the table on page 5. It is important to keep in mind that the Lehman Index does not include any fees or sales charges and does not reflect state-specific bond market performance. The table on page 5 also includes relevant portfolio characteristics.

         With Sales Charge    Without Sales Charge    Lehman Index

9/30/88        9,523                10,000               10,000
12/31/88       9,822                10,315               10,185
3/31/89        9,918                10,415               10,252
6/30/89       10,543                11,071               10,859
9/30/89       10,466                10,990               10,867
12/31/89      10,860                11,405               11,284
3/31/90       10,836                11,379               11,335
6/30/90       11,100                11,657               11,600
9/30/90       10,994                11,545               11,607
12/31/90      11,596                12,177               12,107
3/31/91        11836                12,429               12,381
6/30/91       12,082                12,688               12,645
9/30/91       12,530                13,158               13,136
12/31/91      12,876                13,521               13,578
3/31/92       12,858                13,502               13,619
6/30/92       13,431                14,104               14,136
9/30/92       13,745                14,434               14,511
12/31/92      14,033                14,736               14,775
3/31/93       14,574                15,305               15,323
6/30/93       15,145                15,904               15,824
9/30/93       15,672                16,457               16,359
12/31/93      15,769                16,560               16,588
3/31/94       14,881                15,627               15,677
6/30/94       14,968                15,718               15,851
9/30/94       15,006                15,758               15,959
12/31/94      14,799                15,541               15,729
3/31/95       15,802                16,594               16,841
6/30/95       16,114                16,922               17,247
9/30/95       16,472                17,298               17,744
12/31/95      17,102                17,960               18,475
3/31/96       16,806                17,649               18,251
6/30/96       16,979                17,830               18,392
9/30/96       17,356                18,226               18,815
12/31/96      17,684                18,570               19,295
3/31/97       17,588                18,470               19,250
6/30/97       18,149                19,059               19,914
9/30/97       18,737                19,676               20,516
12/31/97      19,263                20,229               21,072
3/31/98       19,457                20,432               21,314
6/30/98       19,785                20,777               21,638
9/30/98       20,398                21,421               22,302


    The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

    Performance data quoted represent changes in prices and assume that all distributions within the period are invested in additional shares. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

Performance Overview and Portfolio Summary

INVESTMENT RESULTS PER SHARE

TOTAL RETURNS
For Periods Ended September 30, 1998

                                                                             AVERAGE ANNUAL
                                                             ------------------------------------------------
                                                                                                    CLASS D
                                                                                                     SINCE
                                                  SIX         ONE          FIVE          10        INCEPTION
                                                MONTHS*      YEAR          YEARS        YEARS       2/1/94
                                              ---------     ------        -------      -------   ------------
CLASS A**
With Sales Charge                                (0.16)%       3.66%         4.39%        7.39%        n/a
Without Sales Charge                              4.84         8.87          5.41         7.92         n/a

CLASS D**
With 1% CDSC                                      3.27         6.97           n/a          n/a         n/a
Without CDSC                                      4.27         7.97           n/a          n/a        4.78%
LEHMAN INDEX***                                   4.64         8.71          6.40         8.35        6.29+

NET ASSET VALUE                                            DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                                           For Periods Ended September 30, 1998

             9/30/98        3/31/98       9/30/97                     DIVIDENDS0      CAPITAL GAIN0      SEC YIELD00
            --------       --------      --------                     -----------     -------------      -----------
CLASS A        $7.78         $7.59         $7.56           CLASS A       $0.346           $0.081            3.73%
CLASS D         7.86          7.68          7.64           CLASS D        0.289            0.081            3.17

HOLDINGS BY MARKET SECTOR++                                MOODY'S/S&P RATINGS++
Revenue Bonds                      81%                     Aaa/AAA                     53%
General Obligation Bonds           19                      Aa/AA                       18
                                                           A/A                         20
                                                           Baa/BBB                      9

WEIGHTED AVERAGE MATURITY  24.2 years

------------------
  * Returns for periods of less than one year are not annualized.

 ** Return  figures  reflect  any change in price and  assume all  distributions within the period are invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class D shares are calculated with and without the effect of the 1% contingent deferred sales charge ("CDSC"), charged on redemptions made within one year of the date of purchase. A portion of the Fund's income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax.

*** The Lehman Index is an unmanaged index that does not include any fees or sales charges and does not reflect state-specific bond market performance. Investors cannot invest directly in an index.

  + From 1/31/94.

  0 Represents  per share amount paid or declared  for the year ended  September
    30, 1998.

 00 Current yield, representing the annualized yield for the 30-day period ended
    September 30, 1998, has been computed in accordance with SEC regulations and will vary.

 ++ Percentages based on market values of long-term holdings at September 30, 1998.

Portfolio of Investments
September 30, 1998

   FACE                                                                                       RATINGS+         MARKET
  AMOUNT                                   MUNICIPAL BONDS                                   MOODY'S/S&P       VALUE
----------                               -------------------                                 ------------    -----------
$2,500,000     Brick Township Municipal Utilities Authority, NJ Rev., 6 1/2% due 12/1/2012        Aaa/AAA    $2,782,100

 1,000,000     Camden County, NJ Health Systems Improvement Authority Rev. (Catholic
                  Health East), 5% due 11/15/2028 ......................................          Aaa/AAA     1,006,960

 3,000,000     Howell Township, NJ GOs, 6.80% due 1/1/2014 .............................          Aaa/AAA     3,305,370

 3,000,000     Middletown, NJ Board of Education School GOs, 5.80% due 8/1/2019 ........          Aaa/AAA     3,286,590

 2,000,000     New Jersey Economic Development Authority Rev. (The Trustees
                  of the Lawrenceville School Project), 5 3/4% due 7/1/2016  ...........           Aa2/NR     2,191,100

 3,000,000     New Jersey Economic Development Authority Gas Facilities Rev.
                  (NUI Corporation Project), 5.70% due 6/1/2032* .......................          Aaa/AAA     3,223,170

 2,900,000     New Jersey Economic Development Authority Sewage Facilities Rev.
                  (Anheuser-Busch Project), 5.85% due 12/1/2030* .......................           A1/A+      3,173,963

 1,000,000     New Jersey Economic Development Authority Water Facilities Rev.
                  (Middlesex Water Co. Project), 5.20% due 10/1/2022....................          Aaa/AAA     1,017,010

 3,000,000     New Jersey Economic Development Authority Water Facilities Rev.
                  (New Jersey American Water Co., Inc.), 5 3/8% due 5/1/2032* ..........           Aaa/AAA    3,112,350

 3,000,000     New Jersey Educational Facilities Financing Authority Rev.
                  (Institute for Advanced Study), 5% due 7/1/2021.......................           Aaa/AA+    3,032,100

 2,000,000     New Jersey Educational Facilities Financing Authority Rev.
                  (Princeton University), 6% due 7/1/2024 ..............................           Aaa/AAA    2,218,780

 1,000,000     New Jersey Health Care Facilities Financing Authority Rev.
                  (St. Clare's Riverside Medical Center), 5 3/4% due 7/1/2014 ..........           Aaa/AAA    1,082,920

 1,000,000     New Jersey Health Care Facilities Financing Authority Rev.
                  (The Medical Center at Princeton), 5% due 7/1/2028 ...................           Aaa/AAA    1,007,000

 3,000,000     New Jersey Health Care Facilities Financing Authority Rev.
                  (Hackensack University Medical Center), 5.20% due 1/1/2028 ...........           Aaa/AAA    3,064,350

 3,000,000     New Jersey Health Care Facilities Financing Authority Rev.
                  (Holy Name Hospital), 6% due 7/1/2025 ................................           NR/BBB+    3,187,860

 2,250,000     New Jersey Health Care Facilities Financing Authority Rev. (AHS
                  Hospital Corporation), 5% due 7/1/2027 ...............................           Aaa/AAA    2,264,715

   690,000     New Jersey Housing & Mortgage Finance Agency (Home Mortgage
                  Purchase Rev.),  7 7/8% due 10/1/2016 ................................           Aaa/AAA      696,983

   220,000     New Jersey Housing & Mortgage Finance Agency (Home Buyer Rev.),
                  7.65% due 10/1/2016 ..................................................           Aaa/AAA      229,772

------------------
+ Ratings have not been audited by Deloitte & Touche LLP.

* Interest   income  earned  from  this  security  is  subject  to  the  federal alternative minimum tax.

See Notes to Financial Statements.

                                     6

Portfolio of Investments
September 30, 1998

   FACE                                                                                        RATINGS+         MARKET
  AMOUNT                                   MUNICIPAL BONDS                                    MOODY'S/S&P       VALUE
----------                               -------------------                                 ------------     -----------
$1,500,000     New Jersey Housing & Mortgage Finance Agency (Home Buyer Rev.),
                  6% due 10/1/2021* ....................................................          Aaa/AAA    $1,601,505

   250,000     New Jersey Housing & Mortgage Finance Agency (Home Buyer Rev.),
                  7.70% due 10/1/2029* .................................................          Aaa/AAA       259,930

 3,000,000     New Jersey State GOs, 5 5/8% due 7/15/2015 ..............................           Aa1/AA+    3,259,620

 3,000,000     Port Authority of New York & New Jersey Consolidated Rev.,
                  5 3/4% due 6/15/2030 .................................................           A1/AA-     3,224,460

 2,000,000     Puerto Rico Highway & Transportation Authority Rev., 5 1/2% due 7/1/2036            Baa1/A     2,180,920

 3,200,000     Rutgers State University, NJ, 5.20% due 5/1/2027.........................           A1/AA      3,289,056

 2,500,000     Salem County, NJ Improvement Authority Rev. (Correctional Facility
                  & Courthouse Annex), 5.70% due 5/1/2017 ..............................          Aaa/AAA     2,660,950

 2,500,000     Salem County, NJ Pollution Control Financing Authority Waste Disposal Rev.
                  (E. I. duPont de Nemours & Co.), 6 1/8% due 7/15/2022* ...............           Aa3/AA-    2,707,750

 1,750,000     South Jersey Port Corporation, NJ Marine Terminal Rev., 6 7/8% due 1/1/2020          NR/A+     1,780,503

 1,250,000     South Jersey Port Corporation, NJ Marine Terminal Rev., 5.60% due 1/1/2023           NR/A+     1,297,012
                                                                                                            -----------
TOTAL MUNICIPAL BONDS (Cost $57,442,953)-- 98.1% ......................................................      62,144,799

VARIABLE RATE DEMAND NOTES (Cost $200,000)-- 0.3% .....................................................         200,000

OTHER ASSETS LESS LIABILITIES-- 1.6% ..................................................................         976,091
                                                                                                            -----------
NET ASSETS-- 100.0% ...................................................................................     $63,320,890
                                                                                                            ===========

------------------
+  Ratings have not been audited by Deloitte & Touche LLP.

*  Interest income earned from this security is subject to the federal alternative minimum tax.

See Notes to Financial Statements.

                                        7

Statement of Assets and Liabilities
September 30, 1998

ASSETS:
Investments, at value:
   Long-term holdings (Cost $57,442,953)..........................        $62,144,799
   Short-term holdings (Cost $200,000)............................            200,000            $62,344,799
                                                                           ----------
Cash.................................................................................                103,397
Interest receivable..................................................................              1,021,226
Receivable for securities sold.......................................................                 88,255
Receivable for Capital Stock sold....................................................                 10,712
Expenses prepaid to shareholder service agent........................................                  9,038
Other................................................................................                    853
                                                                                                 -----------
TOTAL ASSETS.........................................................................             63,578,280
                                                                                                 -----------
LIABILITIES:
Dividends payable....................................................................                 98,042
Payable for Capital Stock repurchased................................................                 31,350
Accrued expenses, taxes, and other...................................................                127,998
                                                                                                 -----------
TOTAL LIABILITIES....................................................................                257,390
                                                                                                 -----------
NET ASSETS...........................................................................            $63,320,890
                                                                                                 ===========
COMPOSITION OF NET ASSETS:
Capital Stock, at par ($.001 par value; 100,000,000 shares authorized; 8,141,043 shares outstanding):
   Class A...........................................................................            $     7,940
   Class D...........................................................................                    201
Additional paid-in capital...........................................................             57,863,025
Undistributed net realized gain......................................................                747,878
Net unrealized appreciation of investments...........................................              4,701,846
                                                                                                 -----------
NET ASSETS...........................................................................            $63,320,890
                                                                                                 ===========
NET ASSET VALUE PER SHARE:
CLASS A ($61,738,501 / 7,939,842 shares).............................................                  $7.78
                                                                                                       =====
CLASS D ($1,582,389 / 201,201 shares)................................................                  $7.86
                                                                                                       =====

------------------
See Notes to Financial Statements.

Statement of Operations
For the Year Ended September 30, 1998

INVESTMENT INCOME:

INTEREST........................................................................................               $3,514,055

EXPENSES:
Management fee................................................................        $  315,590
Distribution and service fees.................................................           150,403
Shareholder account services..................................................            89,399
Auditing and legal fees.......................................................            41,032
Shareholder reports and communications........................................            28,193
Registration..................................................................            15,143
Custody and related services..................................................            10,564
Directors' fees and expenses..................................................             2,240
Miscellaneous.................................................................             3,985
                                                                                      ----------
TOTAL EXPENSES..................................................................................                  656,549
                                                                                                               ----------
NET INVESTMENT INCOME...........................................................................                2,857,506

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments..............................................           795,284
Net change in unrealized appreciation of investments..........................         1,665,711
                                                                                      ----------
NET GAIN ON INVESTMENTS.........................................................................                2,460,995
                                                                                                               ----------
INCREASE IN NET ASSETS FROM OPERATIONS..........................................................               $5,318,501
                                                                                                               ==========
------------------
See Notes to Financial Statements.

                                       9

Statements of Changes in Net Assets

                                                                                                     YEAR ENDED SEPTEMBER 30,
                                                                                                 --------------------------------
OPERATIONS:
                                                                                                    1998                 1997
                                                                                                 -----------          -----------
Net investment income.................................................................          $  2,857,506          $ 3,190,601
Net realized gain on investments......................................................               795,284              640,851
Net change in unrealized appreciation of investments..................................             1,665,711            1,107,067
                                                                                                 -----------          -----------
INCREASE IN NET ASSETS FROM OPERATIONS................................................             5,318,501            4,938,519
                                                                                                 -----------          -----------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A............................................................................            (2,793,695)          (3,147,677)
   Class D............................................................................               (63,811)             (42,924)
Net realized gain on investments:
   Class A............................................................................              (662,511)          (2,166,159)
   Class D............................................................................               (13,845)             (33,218)
                                                                                                 -----------          -----------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS.............................................            (3,533,862)          (5,389,978)
                                                                                                  -----------         -----------

                                                                   SHARES
                                                        ------------------------------
                                                           YEAR ENDED SEPTEMBER 30,
                                                        ------------------------------
CAPITAL SHARE TRANSACTIONS:                                 1998               1997
                                                        -----------        -----------
Net proceeds from sale of shares:
   Class A........................................          351,084            945,721    2,673,614            7,009,688
   Class D........................................           35,932             63,366      277,146              479,673
Shares issued in payment of dividends:
   Class A........................................          211,791            243,739    1,609,925            1,811,306
   Class D........................................            6,154              4,274       47,336               32,136
Exchanged from associated Funds:
   Class A........................................          376,982            411,620    2,858,633            3,035,982
   Class D........................................           74,609              2,882      573,703               22,069
Shares issued in payment of gain distributions:
   Class A........................................           66,337            215,373      496,199            1,595,916
   Class D........................................            1,655              3,939       12,516               29,503
                                                        -----------        -----------  -----------          -----------
Total.............................................        1,124,544          1,890,914    8,549,072           14,016,273
                                                        -----------        -----------  -----------          -----------
Cost of shares repurchased:
   Class A........................................       (1,024,527)        (1,964,212)  (7,783,891)         (14,557,171)
   Class D........................................          (84,855)           (54,046)    (653,515)            (408,164)
Exchanged into associated Funds:
   Class A........................................         (322,964)          (290,897)  (2,454,147)          (2,146,414)
   Class D........................................           --                 (2,553)          --              (19,210)
                                                        -----------        -----------  -----------          -----------
Total.............................................       (1,432,346)        (2,311,708) (10,891,553)         (17,130,959)
                                                        -----------        -----------  -----------          -----------
DECREASE IN NET ASSETS FROM CAPITAL
   SHARE TRANSACTIONS.............................         (307,802)          (420,794)  (2,342,481)          (3,114,686)
                                                         ==========         ==========   ----------           ----------
DECREASE IN NET ASSETS................................................................     (557,842)          (3,566,145)

NET ASSETS:
Beginning of year.....................................................................   63,878,732           67,444,877
                                                                                        -----------          -----------
END OF YEAR...........................................................................  $63,320,890          $63,878,732
                                                                                        ===========          ===========
------------------
See Notes to Financial Statements.

Notes to Financial Statements

1. MULTIPLE CLASSES OF SHARES -- Seligman New Jersey Municipal Fund, Inc. (the "Fund") offers two classes of shares. Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") of 1% on redemptions within 18 months of purchase. Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC of 1% imposed on redemptions made within one year of purchase. The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2. SIGNIFICANT ACCOUNTING POLICIES -- The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

A. SECURITY VALUATION --All municipal securities and other short-term holdings maturing in more than 60 days are valued based upon quotations provided by an independent pricing service or, in their absence, at fair value determined in accordance with procedures approved by the Board of Directors. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

B. FEDERAL TAXES -- There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. The Fund amortizes original issue discounts and premiums paid on purchases of portfolio securities. Discounts other than original issue discounts are not amortized.

D. MULTIPLE CLASS ALLOCATIONS -- All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the year ended September 30, 1998, distribution and service fees were the only class-specific expenses.

E. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends are declared daily and paid monthly. Other distributions paid by the Fund are recorded on the ex-dividend date. The treatment for financial statement purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

3. PURCHASES AND SALES OF SECURITIES -- Purchases and sales of portfolio securities, excluding short-term investments, for the year ended September 30, 1998, amounted to $14,639,775 and $17,505,975, respectively.

   At September 30, 1998, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes, and the tax basis gross unrealized appreciation of investments amounted to $4,701,846.

4. MANAGEMENT FEE, DISTRIBUTION SERVICES, AND OTHER TRANSACTIONS -- J. & W. Seligman & Co. Incorporated (the "Manager") manages the affairs of the Fund and provides the necessary personnel and facilities.

Notes to Financial Statements

Compensation of all officers of the Fund, all directors of the Fund who are employees or consultants of the Manager, and all personnel of the Fund and the Manager, is paid by the Manager. The Manager's fee, calculated daily and payable monthly, is equal to 0.50% per annum of the Fund's average daily net assets.

   Seligman Advisors, Inc. (the "Distributor") (formerly Seligman Financial Services, Inc.), agent for the distribution of the Fund's shares and an affiliate of the Manager, received concessions of $8,550 for sales of Class A shares, after commissions of $64,487 paid to dealers.

   The Fund has an Administration, Shareholder Services and Distribution Plan (the "Plan") with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the year ended September 30, 1998, fees incurred aggregated $133,429, or 0.22% per annum of the average daily net assets of Class A shares.

   Under the Plan, with respect to Class D shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class D shares for which the organizations are responsible; and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan. For the year ended September 30, 1998, fees incurred under the Plan amounted to $16,974, or 1% per annum of the average daily net assets of Class D shares.

   The Distributor is entitled to retain any CDSC imposed on redemptions of Class D shares occurring within one year of purchase and on certain redemptions of Class A shares occurring within 18 months of purchase. For the year ended September 30, 1998, such charges amounted to $492.

   Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund, as well as distribution and service fees pursuant to the Plan. For the year ended September 30, 1998, Seligman Services, Inc. received commissions of $362 from the sale of shares of the Fund. Seligman Services, Inc. also received distribution and service fees of $10,296, pursuant to the Plan.

   Seligman Data Corp., which is owned by certain associated investment companies, charged at cost $89,399 for shareholder account services.

   Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

   The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings accrued thereon is included in directors' fees and expenses, and the accumulated balance thereof at September 30, 1998, of $36,073 is included in other liabilities. Deferred fees and related accrued earnings are not deductible for federal income tax purposes until such amounts are paid.

5. COMMITTED LINE OF CREDIT -- Effective July 1, 1998, the Fund entered into a joint $800 million committed line of credit that is shared by substantially all funds in the Seligman Group of Investment Companies. The Fund's borrowings are limited to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50% on an overnight basis. The Fund incurs a commitment fee of 0.08% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires one year from the date of the agreement but is renewable with the consent of the participating banks. To date, the Fund has not borrowed from the credit facility.

Financial Highlights

   The Fund's financial highlights are presented below. "Per share operating performance" data is designed to allow investors to trace the operating performance of each Class, on a per share basis, from the beginning net asset value to the ending net asset value, so that investors can understand what effect the individual items have on their investment, assuming it was held throughout the period. Generally, per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per share amounts, based on average shares outstanding.

   "Total return based on net asset value" measures each Class's performance assuming that investors purchased Fund shares at net asset value as of the beginning of the period, invested dividends and capital gains paid at net asset value, and then sold their shares at the net asset value on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Fund. Total returns for periods of less than one year are not annualized.

                                                                                        CLASS A

                                                                   ----------------------------------------------------
                                                                                 YEAR ENDED SEPTEMBER 30,

                                                                   ----------------------------------------------------
                                                                   1998        1997       1996       1995          1994
                                                                   -----       -----      -----      -----         -----
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR........................         $7.56       $7.60      $7.59      $7.40         $8.24
                                                                   -----       -----      -----      -----         -----
Net investment income.....................................          0.35        0.36       0.39       0.39          0.41
Net realized and unrealized investment gain (loss)........          0.30        0.21       0.01       0.29         (0.74)
                                                                   -----       -----      -----      -----         -----
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS............          0.65        0.57       0.40       0.68         (0.33)
Dividends paid or declared................................         (0.35)      (0.36)     (0.39)     (0.39)        (0.41)
Distributions from net gain realized......................         (0.08)      (0.25)      --        (0.10)        (0.10)
                                                                   -----       -----      -----      -----         -----
NET INCREASE (DECREASE) IN NET ASSET VALUE................          0.22       (0.04)      0.01       0.19         (0.84)
                                                                   -----       -----      -----      -----         -----
NET ASSET VALUE, END OF YEAR..............................         $7.78       $7.56      $7.60      $7.59         $7.40
                                                                   =====       =====      =====      =====         =====

TOTAL RETURN BASED ON NET ASSET VALUE:                              8.87%       7.96%      5.37%      9.77%        (4.25)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets............................          1.02%       1.06%      1.02%      1.01%         0.90%
Net investment income to average net assets...............          4.54%       4.90%      5.06%      5.29%         5.24%
Portfolio turnover........................................         23.37%      20.22%     25.65%      4.66%        12.13%
NET ASSETS, END OF YEAR (000s omitted)....................       $61,739     $62,597    $66,293    $73,561       $73,942
Without management fee waiver:**
   Net investment income per share........................                                           $0.39         $0.40
   Ratios:
   Expenses to average net assets.........................                                            1.06%         1.07%
   Net investment income to average net assets............                                            5.24%         5.07%

------------------
See footnotes on page 14.

                                      13

Financial Highlights

                                                                                          CLASS D
                                                               ----------------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30, 2/1/94*
                                                                                            TO
                                                               ----------------------------------------------------------
                                                                1998        1997         1996         1995       9/30/94
                                                               -----       -----        -----        -----       -------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD....................       $7.64       $7.68        $7.67       $7.48         $8.14
                                                               -----       -----        -----       -----         -----
Net investment income...................................        0.29        0.31         0.33        0.33          0.23
Net realized and unrealized investment gain (loss)......        0.30        0.21         0.01        0.29         (0.66)
                                                               -----       -----        -----       -----         -----
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS..........        0.59        0.52         0.34        0.62         (0.43)
Dividends paid or declared..............................       (0.29)      (0.31)       (0.33)      (0.33)        (0.23)
Distributions from net gain realized....................       (0.08)      (0.25)        --         (0.10)           --
                                                               -----       -----        -----       -----         -----
NET INCREASE (DECREASE) IN NET ASSET VALUE..............        0.22       (0.04)        0.01        0.19         (0.66)
                                                               -----       -----        -----       -----         -----
NET ASSET VALUE, END OF PERIOD..........................       $7.86       $7.64        $7.68       $7.67         $7.48
                                                               =====       =====        =====       =====         =====
TOTAL RETURN BASED ON NET ASSET VALUE:                          7.97%       7.10%        4.56%       8.79%        (5.47)%

RATIOS/SUPPLEMENTAL DATA:

Expenses to average net assets..........................        1.80%       1.83%        1.79%       1.89%         1.75%+
Net investment income to average net assets.............        3.76%       4.13%        4.29%       4.45%         4.37%+
Portfolio turnover......................................       23.37%      20.22%       25.65%       4.66%        12.13%++
NET ASSETS, END OF PERIOD (000s omitted)................      $1,582      $1,282       $1,152      $1,190          $986
Without management fee waiver:**

   Net investment income per share......................                                            $0.33         $0.22
   Ratios:
   Expenses to average net assets.......................                                             1.94%         1.87%+
   Net investment income to average net assets..........                                             4.40%         4.25%+

------------------
 * Commencement of offering of Class D shares.
** During the periods stated, the Manager, at its discretion, waived a portion of its fees.
 + Annualized.
++ For the year ended September 30, 1994.

See Notes to Financial Statements.

                                      14

Report of Independent Auditors

THE BOARD OF DIRECTORS AND SHAREHOLDERS,
SELIGMAN NEW JERSEY MUNICIPAL FUND, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Seligman New Jersey Municipal Fund, Inc. as of September 30, 1998, the related statements of operations for the year then ended and of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1998 by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Seligman New Jersey Municipal Fund, Inc. as of September 30, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

New York, New York
October 30, 1998

Board of Directors

JOHN R. GALVIN 2, 4
Dean, Fletcher School of Law and Diplomacy
   at Tufts University
Director, Raytheon Company

ALICE S. ILCHMAN 3, 4
Trustee, Committee for Economic Development
Chairman, The Rockefeller Foundation

FRANK A. MCPHERSON 2, 4
Director, Kimberly-Clark Corporation
Director, Baptist Medical Center

JOHN E. MEROW  2, 4
Retired Chairman and Senior Partner,
   Sullivan & Cromwell, Law Firm
Director, Commonwealth Industries, Inc.
Director, New York Presbyterian Hospital

BETSY S. MICHEL 2, 4
Trustee, The Geraldine R. Dodge Foundation
Chairman of the Board of Trustees, St. George's School

WILLIAM C. MORRIS 1
Chairman
Chairman of the Board, J. & W. Seligman & Co.
   Incorporated
Chairman, Carbo Ceramics Inc.
Director, Kerr-McGee Corporation

JAMES C. PITNEY 3, 4
Retired Partner, Pitney, Hardin, Kipp & Szuch,
   Law Firm

JAMES Q. RIORDAN 3, 4
Director, KeySpan Energy Corporation
Trustee, Committee for Economic Development
Director, Public Broadcasting Service

RICHARD R. SCHMALTZ 1
Managing Director, Director of Investments,
   J. & W. Seligman & Co. Incorporated
Trustee Emeritus, Colby College

ROBERT L. SHAFER 3, 4
Retired Vice President, Pfizer Inc.

JAMES N. WHITSON 2, 4
Director and Consultant, Sammons Enterprises, Inc.
Director, CommScope, Inc.
Director, C-SPAN

BRIAN T. ZINO 1
President
President, J. & W. Seligman & Co.  Incorporated
Chairman, Seligman Data Corp.
Director, ICI Mutual Insurance Company

Director Emeritus
FRED E. BROWN
Director and Consultant, J. & W. Seligman & Co. Incorporated

----------------
Member:    1 Executive Committee
           2 Audit Committee
           3 Director Nominating Committee
           4 Board Operations Committee

Executive Officers

WILLIAM C. MORRIS
Chairman

BRIAN T. ZINO
President

THOMAS G. MOLES
Vice President

LAWRENCE P. VOGEL
Vice President

THOMAS G. ROSE
Treasurer

FRANK J. NASTA
Secretary


FOR MORE INFORMATION

MANAGER
J. & W. Seligman & Co. Incorporated
100 Park Avenue
New York, NY 10017

GENERAL COUNSEL
Sullivan & Cromwell

INDEPENDENT AUDITORS
Deloitte & Touche LLP

GENERAL DISTRIBUTOR
Seligman Advisors, Inc.
100 Park Avenue
New York, NY 10017

SHAREHOLDER SERVICE AGENT
Seligman Data Corp.
100 Park Avenue
New York, NY 10017

IMPORTANT TELEPHONE NUMBERS

(800) 221-2450     Shareholder Services

(212) 682-7600     Outside the
                   United States

(800) 622-4597     24-Hour
                   Automated
                   Telephone Access Service

Glossary of Financial Terms

CAPITAL GAIN DISTRIBUTION -- A payment to mutual fund shareholders of profits realized on the sale of securities in the fund's portfolio. For tax purposes, these profits may be taxed at different rates, primarily depending upon the length of time the securities were owned by the fund.

CAPITAL APPRECIATION/DEPRECIATION -- An increase or decrease in the market value of a mutual fund's portfolio securities, which is reflected in the net asset value of the fund's shares. Capital appreciation/depreciation of an individual security is in relation to the original purchase price.

COMPOUNDING -- The change in the value of an investment as shareholders receive earnings on their investment's earnings. For example, if $1,000 is invested at a fixed rate of 7% a year, the initial investment is worth $1,070 after one year. If the return is compounded, second year earnings will not be based on the original $1,000, but on the $1,070, which includes the first year's earnings.

CONTINGENT DEFERRED SALES CHARGE (CDSC) -- Depending on the class of shares owned, a fee charged by a mutual fund when shares are sold back to the fund (the CDSC expires after a fixed time period).

DIVIDEND -- A payment by a mutual fund, usually derived from the fund's net investment income (dividends and interest less expenses).

DIVIDEND YIELD -- A measurement of a fund's dividend as a percentage of the maximum offering price.

EXPENSE RATIO -- The cost of doing business for a mutual fund, expressed as a percent of the fund's net assets.

INVESTMENT   OBJECTIVE  --  The  shared  investment  goal  of  a  fund  and  its shareholders.

MANAGEMENT FEE -- The amount paid by a mutual fund to its investment advisor(s).

MULTIPLE CLASSES OF SHARES -- Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options which are "classes" of shares. Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals. Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.
(NASD) -- A self-regulatory body with authority over firms that distribute mutual funds.

NET ASSET VALUE (NAV) PER SHARE -- The market worth of one fund share, obtained by adding a mutual fund's total assets (securities, cash, and any accrued earnings), subtracting liabilities, and dividing the resulting net assets by the number of shares outstanding.

OFFERING PRICE (OP) -- The price at which a mutual fund's share can be purchased. The offering price per share is the current net asset value plus any sales charge.

PORTFOLIO TURNOVER -- A measure of the trading activity in a mutual fund's investment portfolio that reflects how often securities are bought and sold.

PROSPECTUS -- The legal document describing a mutual fund to all prospective shareholders. It contains information required by the Securities and Exchange Commission (SEC), such as a fund's investment objective and policies, services, investment restrictions, officers and directors, how shares are bought and redeemed, fund fees and other charges, and the fund's financial statements.

SEC YIELD -- SEC Yield refers to the net income earned by a fund during a recent 30-day period. This income is annualized and then divided by the maximum offering price per share on the last day of the 30-day period. The SEC Yield formula reflects semiannual compounding.

SECURITIES AND EXCHANGE COMMISSION -- The primary US federal agency that regulates the registration and distribution of mutual fund shares.

STATEMENT OF ADDITIONAL INFORMATION -- A document that contains updated or more detailed information about an investment company and that supplements the prospectus. It is available at no charge upon request.

TOTAL RETURN -- A measure of a fund's performance encompassing all elements of return. Reflects the change in share price over a given period and assumes all distributions are taken in additional fund shares. The Average Annual Total Return represents the average annual compounded rate of return for the periods presented.

YIELD ON SECURITIES -- For bonds, the current yield is the coupon rate of interest, divided by the purchase price. For stocks, the yield is measured by dividing dividends paid by the market price of the stock.

-----------------
Adapted from the Investment Company Institute's 1998 Mutual Fund Fact Book.

                             SELIGMAN ADVISORS, INC.
                                 an affiliate of

                                   [LOGO]
                            J. & W. SELIGMAN & CO.
                                 INCORPORATED

                                ESTABLISHED 1864

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman New Jersey Municipal Fund, Inc., which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

                                                                     TECNJ2 9/98


                                    SELIGMAN

                                   New Jersey
                               Municipal Fund, Inc.

                                  Annual Report
                               September 30, 1998

                                Providing Income
                              Exempt From Regular
                                  Income Tax

                                                               FILE NO. 33-13401
                                                                        811-5126

PART C.  OTHER INFORMATION

Item 23.   Exhibits
--------   --------


           All Exhibits have been previously filed and are incorporated herein by reference, except Exhibits marked with an asterisk (*) which are filed herewith.


(a) Form of Amended and Restated Articles of Incorporation. (Incorporated by reference to Registrant's Post-Effective Amendment No. 14, filed on January 29, 1997.)

(b) Amended and Restated By-laws of Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 14, filed on January 29, 1997.)

(c) Copy of Specimen Stock Certificate for Class A shares. (Incorporated by reference to Registrant's Pre-Effective Amendment No. 1, filed on January 11, 1988.)

(c)(1) Copy of Specimen Stock Certificate for Class D Shares. (Incorporated by reference to Registrant's Post-Effective Amendment No. 11, filed January 31, 1994.)

(d) Management Agreement between the Registrant and J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Post-Effective Amendment No. 14, filed on January 29, 1997.)


(e) Distributing Agreement between the Registrant and Seligman Advisors, Inc. (formerly, Seligman Financial Services, Inc.) (Incorporated by reference to Registrant's Post-Effective Amendment No. 14, filed on January 29, 1997.)

(e)(1) Sales Agreement between Dealers and Seligman Advisors, Inc. (formerly, Seligman Financial Services, Inc.) (Incorporated by reference to Registrant's Post-Effective Amendment No. 14, filed on January 29, 1997.)


(f) Matched Accumulation Plan of J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Post-Effective Amendment No. 14, filed on January 29, 1997.)


(f)(1) *Deferred Compensation Plan for Directors of Seligman New Jersey Municipal Fund, Inc.


(g) Custodian Agreement between Registrant and Investors Fiduciary Trust Company. (Incorporated by reference to Registrant's Post-Effective Amendment No. 14, filed on January 29, 1997.)

(h)     Not applicable.

(i)     Opinion  and  Consent  of  Counsel.   (Incorporated   by   reference  to
        Registrant's  Post-Effective  Amendment  No. 14,  filed on  January  29,
        1997.)


(j)     *Consent of Independent Auditors.

(j)(1)  *Consent of New Jersey Counsel.


(k)     Not applicable.

(l) Copy of Purchase Agreement for Initial Capital for Class D shares. (Incorporated by reference to Registrant's Post-Effective Amendment No. 14, filed on January 29, 1997.)

(m) Amended Administration, Shareholder Services and Distribution Plan and Form of Agreement of Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 14, filed on January 29, 1997.)


(n) *Financial Data Schedules meeting the requirements of Rule 483 under the Securities Act of 1933.


(o) Copy of Multiclass Plan entered into by Registrant pursuant to Rule 18f-3 under the Investment Company Act of 1940. (Incorporated by reference to Registrant's Post-Effective Amendment No. 14, filed on January 29, 1997.)

                                                               FILE NO. 33-13401
                                                                        811-5126

PART C.  OTHER INFORMATION (CONTINUED)

Other Exhibits:   Powers of Attorney. (Incorporated by reference to Registrant's
                  Post-Effective Amendment No. 15 filed on January 27, 1998.)

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT - None.
--------

Item 25. INDEMNIFICATION
--------

           Reference  is  made  to  the  provisions  of  Articles   Twelfth  and
           Thirteenth of Registrant's Amended and Restated Articles of Incorporation filed as Exhibit 24(b)(1) and Article VII of Registrant's Amended and Restated By-Laws filed as Exhibit 24(b)(2) to Registrant's Post-Effective Amendment No. 14 to the Registration Statement.

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER - J. & W. -------- Seligman & Co. Incorporated, a Delaware corporation ("Manager"), is the Registrant's investment manager. The Manager also serves as investment manager to seventeen associated investment companies. They are Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Henderson Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman Quality Municipal Fund, Inc., Seligman Select Municipal Fund, Inc., Seligman Value Fund Series, Inc. and Tri-Continental Corporation.

            The Manager has an investment advisory service division which provides investment management or advice to private clients. The list required by this Item 28 of officers and directors of the Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D or Form ADV, filed by the Manager pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15798) on March 25, 1998.

Item 27.    PRINCIPAL UNDERWRITERS
--------
       (a) The names of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment adviser, are:

            Seligman Capital Fund, Inc.
            Seligman Cash Management Fund, Inc.
            Seligman Common Stock Fund, Inc.
            Seligman Communications and Information Fund, Inc.
            Seligman Frontier Fund, Inc.
            Seligman Growth Fund, Inc.
            Seligman Henderson Global Fund Series, Inc.
            Seligman High Income Fund Series
            Seligman Income Fund, Inc.
            Seligman Municipal Fund Series, Inc.
            Seligman Municipal Series Trust
            Seligman Pennsylvania Municipal Fund Series
            Seligman Portfolios, Inc.
            Seligman Value Fund Series, Inc.

                                                               FILE NO. 33-13401
                                                                        811-5126

PART C.  OTHER INFORMATION (CONTINUED)

       (b) Name of each director, officer or partner of each principal underwriter named in response to Item 21:

                                           Seligman Advisors, Inc.
                                           As of December 31, 1998
                                           -----------------------


                 (1)                              (2)                                             (3)
         Name and Principal                 Positions and Offices                       Positions and Offices
          Business Address                  with Underwriter                            with Registrant
          ----------------                  ----------------                            ---------------


         WILLIAM C. MORRIS*                 Director                                    Chairman of the
                                                                                        Board and Chief
                                                                                        Executive Officer
         BRIAN T. ZINO*                     Director                                    President and Director
         RONALD T. SCHROEDER*               Director                                    None
         FRED E. BROWN*                     Director                                    Director
                                                                                        Emeritus
         WILLIAM H. HAZEN*                  Director                                    None
         THOMAS G. MOLES*                   Director                                    None
         DAVID F. STEIN*                    Director                                    None
         STEPHEN J. HODGDON*                President and Director                      None
         CHARLES W. KADLEC*                 Chief Investment Strategist                 None
         LAWRENCE P. VOGEL*                 Senior Vice President, Finance              Vice
                                                                                        President
         EDWARD F. LYNCH*                   Senior Vice President, National             None
                                            Sales Director
         JAMES R. BESHER                    Senior Vice President, Divisional           None
         14000 Margaux Lane                 Sales Director
         Town & Country, MO  63017
         GERALD I. CETRULO, III             Senior Vice President, Sales                None
         140 West Parkway
         Pompton Plains, NJ  07444
         JONATHAN G. EVANS                  Senior Vice President, Sales                None
         222 Fairmont Way
         Ft. Lauderdale, FL  33326
         T. WAYNE KNOWLES                   Senior Vice President,                      None
         104 Morninghills Court             Divisional Sales Director
         Cary, NC  27511
         JOSEPH LAM                         Senior Vice President, Regional             None
         Seligman International Inc.        Director, Asia
         Suite 1133, Central Building
         One Pedder Street
         Central Hong Kong
         BRADLEY W. LARSON                  Senior Vice President, Sales                None
         367 Bryan Drive
         Alamo, CA  94526
         RICHARD M. POTOCKI                 Senior Vice President, Regional             None
         Seligman International UK Limited  Director, Europe and the Middle East
         Berkeley Square House 2nd Floor
         Berkeley Square
         London, United Kingdom W1X 6EA
         BRUCE M. TUCKEY                    Senior Vice President, Sales                None
         41644 Chathman Drive
         Novi, MI  48375
         ANDREW S. VEASEY                   Senior Vice President, Sales                None
         14 Woodside
         Rumson, NJ  07760
         J. BRERETON YOUNG*                 Senior Vice President, National             None
                                            Accounts Manager
         PETER J. CAMPAGNA                  Vice President, Regional Retirement         None
         1130 Green Meadow Court            Plans Manager
         Acworth, GA  30102

                                                               FILE NO. 33-13401
                                                                        811-5126

PART C.  OTHER INFORMATION (CONTINUED)

                                           Seligman Advisors, Inc.
                                           As of December 31, 1998
                                           -----------------------

                 (1)                                         (2)                                             (3)
         Name and Principal                            Positions and Offices                       Positions and Offices
          Business Address                             with Underwriter                            with Registrant
          ----------------                             ----------------                            ---------------
         MATTHEW A. DIGAN*                             Senior Vice President, Director of          None
                                                       Mutual Fund Marketing
         MASON S. FLINN                                Vice President, Regional Retirement         None
         159 Varennes                                  Plans Manager
         San Francisco, CA  94133
         ROBERT T. HAUSLER*                            Senior Vice President, Senior               None
                                                       Portfolio Specialist
         MARSHA E. JACOBY*                             Vice President, Offshore Business           None
                                                       Manager
         WILLIAM W. JOHNSON*                           Vice President, Order Desk                  None
         MICHELLE L. MCCANN (RAPPA)*                   Senior Vice President, Director of          None
                                                       Retirement Plans
         SCOTT H. NOVAK*                               Senior Vice President, Insurance            None

         RONALD W. POND*                               Vice President, Portfolio Advisor           None
         TRACY A. SALOMON*                             Vice President, Retirement Marketing        None
         MICHAEL R. SANDERS*                           Vice President, Product Manager             None
                                                       Managed Money Services
         HELEN SIMON*                                  Vice President, Sales                       None
                                                       Administration Manager
         GARY A. TERPENING*                            Vice President, Director of Business        None
                                                       Development
         CHARLES L. VON BREITENBACH, II*               Senior Vice President, Director of          None
                                                       Managed Money Services
         JOAN M. O'CONNELL                             Vice President, Regional Retirement         None
         3707 5th Avenue #136                          Plans Manager
         San Diego, CA  92103
         CHARLES E. WENZEL                             Vice President, Regional Retirement         None
         703 Greenwood Road                            Plans Manager
         Wilmington, DE  19807
         JEFFERY C. PLEET*                             Vice President, Regional Retirement         None
                                                       Plans Manager
         RICHARD B. CALLAGHAN                          Regional Vice President                     None
         7821 Dakota Lane
         Orland Park, IL  60462
         BRADFORD C. DAVIS                             Regional Vice President                     None
         255 4th Avenue, #2
         Kirkland, WA  98033
         CHRISTOPHER J. DERRY                          Regional Vice President                     None
         2380 Mt. Lebanon Church Road
         Alvaton, KY  42122
         KENNETH DOUGHERTY                             Regional Vice President                     None
         8640 Finlarig Drive
         Dublin, OH  43017
         EDWARD S. FINOCCHIARO                         Regional Vice President                     None
         120 Screenhouse Lane
         Duxbury, MA  02332
         MICHAEL C. FORGEA                             Regional Vice President                     None
         32 W. Anapamu Street # 186
         Santa Barbara, CA  93101

                                                               FILE NO. 33-13401
                                                                        811-5126

PART C.  OTHER INFORMATION (CONTINUED)

                                           Seligman Advisors, Inc.
                                           As of December 31, 1998
                                           -----------------------
                 (1)                                         (2)                                             (3)
         Name and Principal                            Positions and Offices                       Positions and Offices
         Business Address                              with Underwriter                            with Registrant
         ----------------                              ----------------                            ---------------
         DAVID L. GARDNER                              Regional Vice President                     None
         2504 Clublake Trail
         McKinney, TX  75070
         CARLA A. GOEHRING                             Regional Vice President                     None
         11426 Long Pine
         Houston, TX  77077
         MICHAEL K. LEWALLEN                           Regional Vice President                     None
         908 Tulip Poplar Lane
         Birmingham, AL  35244
         JUDITH L. LYON                                Regional Vice President                     None
         163 Haynes Bridge Road, Ste 205
         Alpharetta, CA  30201
         STEPHEN A. MIKEZ                              Regional Vice President                     None
         11786 E. Charter Oak
         Scottsdale, AZ  85259
         TIM O'CONNELL                                 Regional Vice President                     None
         14872 Summerbreeze Way
         San Diego, CA  92128
         THOMAS PARNELL                                Regional Vice President                     None
         5250 Greystone Drive  #107
         Inver Grove Heights, MN  55077
         DAVID K. PETZKE                               Regional Vice President                     None
         2714 Winding Trail Place
         Boulder, CO  80304
         NICHOLAS ROBERTS                              Regional Vice President                     None
         200 Broad Street, Apt. 2225
         Stamford, CT  06901
         DIANE H. SNOWDEN                              Regional Vice President                     None
         11 Thackery Lane
         Cherry Hill, NJ  08003
         CRAIG PRICHARD                                Regional Vice President                     None
         300 Spyglass Drive
         Fairlawn, OH  44333
         STEVE WILSON                                  Regional Vice President                     None
         83 Kaydeross Park Road
         Saratoga Springs, NY  12866
         EUGENE P. SULLIVAN                            Regional Vice President                     None
         8 Charles Street, Apt. 603
         Baltimore, MD  21201
         KELLI A. WIRTH DUMSER                         Regional Vice President                     None
         8618 Hornwood Court
         Charlotte, NC  28215


                                                               FILE NO. 33-13401
                                                                        811-5126
PART C.  OTHER INFORMATION (CONTINUED)


                                           Seligman Advisors, Inc.
                                           As of December 31, 1998
                                           -----------------------
                 (1)                                         (2)                                             (3)
         Name and Principal                            Positions and Offices                       Positions and Offices
         Business Address                              with Underwriter                            with Registrant
         ----------------                              ----------------                            ---------------
         FRANK J. NASTA*                               Secretary                                   Secretary
         AURELIA LACSAMANA*                            Treasurer                                   None
         JEFFREY S. DEAN*                              Vice President, Business
                                                       Analyst                                     None
         SANDRA G. FLORIS*                             Assistant Vice President, Order Desk        None
         KEITH LANDRY*                                 Assistant Vice President, Order Desk        None
         GAIL S. CUSHING*                              Assistant Vice President, National          None
                                                       Accounts Manager
         ALBERT A. PISANO*                             Assistant Vice President and                None
                                                       Compliance Officer
         JACK TALVY*                                   Assistant Vice President, Internal          None
                                                       Marketing Services Manager
         JOYCE PERESS*                                 Assistant Secretary                         Assistant
                                                                                                   Secretary


* The principal business address of each of these directors and/or officers is 100 Park Avenue, New York, N Y 10017.

     (c)  Not Applicable

Item 28.    LOCATION OF ACCOUNTS AND RECORDS
--------

            Custodian:  Investors Fiduciary Trust Company
                        801 Pennsylvania
                        Kansas City, Missouri  64105 and
                        Seligman New Jersey Municipal Fund, Inc.
                        100 Park Avenue
                        New York, NY  10017

Item 29.    MANAGEMENT SERVICES - NOT APPLICABLE.
--------

Item 30. UNDERTAKINGS - The Registrant undertakes: (1) if requested to do so -------- by the holders of at least ten percent of its outstanding shares, to call a meeting of shareholders for the purpose of voting upon the removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940; and (2) to furnish to each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                                               FILE NO. 33-13401
                                                                        811-5126

                                   SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 18 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 28th day of January, 1999.

                                      SELIGMAN NEW JERSEY MUNICIPAL FUND, INC.


                                      By: /s/ WILLIAM C. MORRIS
                                         -------------------------------------
                                              William C. Morris, Chairman


       Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 18 to the Registration Statement has been signed below by the following persons in the capacities indicated on January 28, 1999.


        Signature                                  Title
        ---------                                  -----

    /s/ WILLIAM C. MORRIS
------------------------------------     Chairman of the Board (Principal
        William C. Morris*               executive officer) and Director


   /s/ BRIAN T. ZINO
------------------------------------     President and Director
        Brian T. Zino


   /s/ THOMAS G. ROSE
------------------------------------     Treasurer (Principal financial and
        Thomas G. Rose                   and accounting officer)



John R. Galvin, Director                   )
Alice S. Ilchman, Director                 )
Frank A. McPherson, Director               )
John E. Merow, Director                    )   /s/ BRIAN T. ZINO
Betsy S. Michel, Director                  )   ---------------------------------
                                               * Brian T. Zino, Attorney-In-Fact
James C. Pitney, Director                  )
James Q. Riordan, Director                 )
Richard R. Schmaltz, Director              )
Robert L. Shafer, Director                 )
James N. Whitson, Director                 )

                    SELIGMAN NEW JERSEY MUNICIPAL FUND, INC.
                     POST-EFFECTIVE AMENDMENT NO. 18 TO THE
                      REGISTRATION STATEMENT ON FORM N-1A


                                 EXHIBIT INDEX



         Form N-1A Item No.         Description
         ------------------         -----------


         23(f)(1)                   Deferred Compensation Plan for Directors

         23(j)                      Consent of Independent Auditors

         23(j)(1)                   Consent of New Jersey Counsel

         23(n)                      Financial Data Schedules

                    DEFERRED COMPENSATION PLAN FOR DIRECTORS

                                       OF

                    SELIGMAN NEW JERSEY MUNICIPAL FUND, INC.
                                    ("FUND")


1. ELECTION TO DEFER PAYMENTS. Any member of the Board of Directors (herein, a "Director") of the Fund may elect to have payment of that Director's annual retainer or meeting fees or both for Board service deferred as provided in this Plan. The election shall be made in writing prior to, and to take effect from, the beginning of a calendar year. For any Director in the year in which this Plan is adopted or for a person elected a director in other than the last calendar month of a year, the election shall be made within 30 days after that event and prior to, and to take effect from, the beginning of the calendar quarter next ensuing after that event. Elections shall continue in effect until terminated in writing, any such termination to take effect on the first day of the calendar year beginning after receipt of the notice of termination. An election shall be irrevocable as to payments deferred in conformity with that election.

2. DEFERRED PAYMENT ACCOUNT. Each deferred retainer or fee shall be credited at the time when it otherwise would have been payable to an account to be established in the name of the Director on the books of the Fund (the "Deferred Payment Account") adjusted for notional investment experience as hereinafter described.

3. RETURN ON DEFERRED PAYMENT ACCOUNT BALANCE. (a) For purposes of measuring the investment return on his Deferred Payment Account, the Director may elect to have the aggregate amount of his deferred compensation (or a specified portion thereof) receive a return (i) at a rate equal to the return earned on three-month U.S. Treasury Bills at the beginning of each calendar quarter (the "Treasury Bill Rate") and such interest shall be credited to the account quarterly at the end of each calendar quarter, or (ii) at a rate of return (positive or negative) equal to the rate of return on the shares of any of the registered investment companies managed by J. & W. Seligman & Co. Incorporated ("Seligman") or any other entity controlling, controlled by, or under common control with (as such terms are defined in the Investment Company Act of 1940) Seligman (each, a "Notional Fund"), assuming reinvestment of dividends and distributions from the Notional Funds. (b) A Director may amend his designation of investment return as of the end of each calendar quarter by giving written notice to the President of the Fund at least 30 days prior to the end of such calendar quarter. A timely change to a Director's designation of investment return shall become effective on the first day of the calendar quarter following receipt by the President of the Fund (the "President").

4. NOTIONAL INVESTMENT EXPERIENCE. Amounts credited to a Deferred Payment Account shall be periodically adjusted for notional investment experience. In each case such notional investment experience shall be determined by treating the Deferred

Payment Account as though an equivalent dollar amount had been invested and reinvested in one or more of the Notional Funds. The Notional Funds used as a basis for determining notional investment experience with respect to any Director's Deferred Payment Account shall be designated by the Director in writing by instrument of election substantially in the form attached hereto as Exhibit C and may be changed prospectively by similar written election effective as of the first day of any calendar quarter. The President may from time to time limit the Notional Funds available for purposes of such election. If at any time any Notional Fund that has previously been designated by a Director as a notional investment shall cease to exist or shall be unavailable for any reason, or if the Director fails to designate one or more Notional Funds pursuant to this Section 4, the President may, at his discretion and upon notice to the Director, treat any amounts notionally invested in such Notional Fund (whether representing past amounts credited to a Director's Deferred Payment Account or subsequent fee deferrals or both) as having been invested at the Treasury Bill Rate, only until such time as the Director shall have made another investment election in accordance with the foregoing procedures. Deferred Payment Accounts shall continue to be adjusted for notional investment experience until distributed in full in accordance with the distribution method elected by the Director pursuant to Section 5 hereof.

5. PAYMENT OF DEFERRED AMOUNTS. All amounts credited to an account pursuant to any election by the Director made as provided in Section 1 hereof shall be paid to the Director

         (a) in, or beginning in, the calendar year following the calendar year in which the Director ceases to be a Director of the Fund, or

         (b) in, or beginning in, the calendar year following the earlier of the calendar year in which the Director ceases to be a Director of the Fund or attains age 70,

                  and shall be paid

         (c) in a lump sum payable on the first day of the calendar year in which payment is to be made, or

         (d) in 10 or fewer installments, payable on the first day of each year commencing with the calendar year in which payment is to begin, all as the Director shall specify in making the election. If the payment is to be made in installments, the amount of each installment shall be equal to a fraction of the total of the amounts in the account at the date of the payment the numerator of which shall be one and the denominator of which shall be the then remaining number of unpaid installments (including the installment then to be paid). If the Director dies at any time before all amounts in the account have been paid, such amounts shall be paid at that time in a lump sum to the beneficiary or beneficiaries designated by the Director in writing to receive such payments or in the absence of such a designation to the estate of the Director.

The Board of Directors may, in the case of an unforseeable emergency, at its sole discretion accelerate the payment of any unpaid amount for any or all Directors. For purposes of this paragraph, an unforseeable emergency is severe financial hardship to the Director resulting from a sudden and unexpected illness or accident of the Director or of a dependent (as defined in section 152(a) of the Internal Revenue Code) of the Director, loss of the Director's property due to casualty, or other similar extraordinary and unforseeable circumstances arising as a result of events beyond the control of the Director. Payment due to an unforseeable emergency may not be made to the extent that such hardship is or may be relieved (i) through reimbursement or compensation by insurance or otherwise; (ii) by liquidation of the Director's assets, to the extent the liquidation of such assets would not itself cause severe financial hardship, or (iii) by cessation of deferrals under the Plan. Examples of what are not considered to be unforseeable emergencies include the need to send a Director's child to college or the desire to purchase a home. Withdrawals of amounts because of an unforseeable emergency are only permitted to the extent reasonably necessary to satisfy the emergency need.

6. ASSIGNMENT. No deferred amount or unpaid portion thereof may be assigned or transferred by the Director except by will or the laws of descent and distribution.

7. WITHHOLDING TAXES. The Fund shall deduct from all payments any federal, state or local taxes and other charges required by law to be withheld with respect to such payments.

8. NATURE OF RIGHTS; NONALIENATION. A Director's rights to deferred payment under the Plan shall be solely those of an unsecured general creditor of the Fund, and any payments by the Fund pursuant to the Plan will be made solely from the Fund's general assets and property. The Fund will be under no obligation to purchase, hold or dispose of any investment for the specific benefit of any Director but, if the Fund should choose to purchase shares of any Notional Fund in order to cover all or a portion of its obligations under the Plan, then such investments will continue to be a part of the general assets and property of the Fund. A Director's rights under the Plan may not be transferred, assigned, pledged or otherwise alienated, and any attempt by the Director to do so shall be null and void.

9. STATUS OF DIRECTOR. Nothing in the Plan nor any election hereunder shall be construed as conferring on any Director the right to remain a Director of the Fund or to receive fees at any particular rate.

10. AMENDMENT AND ACCELERATION. The Board of Directors may at any time at its sole discretion amend or terminate this Plan, provided that no such amendment or termination shall adversely affect the right of Directors to receive deferred amounts credited to their account.

11. ADMINISTRATION. The Plan shall be administered by the President or by such person or persons as the President may designate to carry out administrative functions hereunder. The President shall have complete discretion to interpret and administer the Plan in accordance with its terms, and his determinations shall be binding on all persons.


Amended as of March 19, 1998